UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21981
American Funds Target Date Retirement Series
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Gregory F. Niland
5300 Robin Hood Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class A
| AAFJX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 43	0.39%
Management's discussion of fund performance
The fund’s Class A shares gained 20.03% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill
their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class A (with sales charge) 2	13.14%	14.61%
American Funds 2070 Target Date Retirement Fund — Class A (without sales charge) 2	20.03%	19.24%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class A shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio
holdings
by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt
by Capital
Group
or your financial intermediary.
Lit. No. MFAAARX-187-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class C
| CCGDX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 118	1.08%
Management's discussion of fund performance
The fund’s Class C shares gained 19.35% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class C (with sales charge) 2	18.35%	18.57%
American Funds 2070 Target Date Retirement Fund — Class C (without sales charge) 2	19.35%	18.57%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class C shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices
LLC
and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review
the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
The total annual operating expense ratio for Class C shares increased from 0.91% to 1.08% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary
.
Lit. No. MFCCARX-187-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class T
| TDABX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class T shares gained 20.43% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class T (with sales charge) 2	17.40%	17.54%
American Funds 2070 Target Date Retirement Fund — Class T (without sales charge) 2	20.43%	19.58%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class T shares were first
offered
on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses,
only
one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-187-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class F-1
| FATSX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for
the
last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 31	0.28%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 20.23% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class F-1 2	20.23%	19.44%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class F-1 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund
changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
The total annual operating expense ratio for Class F-1 shares increased from 0.11% to 0.28% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-187-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class F-2
| FBAJX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 9	0.08%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 20.48% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class F-2 2	20.48%	19.61%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class F-2 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-187-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class F-3
| FCBEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 20.47% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class F-3 2	20.47%	19.68%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class F-3 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact
Capital
Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-187-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-1
| RAADX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 50	0.45%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 20.05% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-1 2	20.05%	19.33%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class R-1 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the
fund
since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
The total annual operating expense ratio for Class R-1 shares increased from 0.10% to 0.45% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your
financial intermediary.
Lit. No. MFR1ARX-187-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-2
| RAABX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based
o
n a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 123	1.12%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 19.16% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-2 2	19.16%	18.44%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class R-2
shares
were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction
of
taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with multiple accounts at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your
financial
intermediary.
Lit. No. MFR2ARX-187-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-2E
| RBAHX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 88	0.80%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 19.67% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-2E 2	19.67%	18.85%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class R-2E shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capital Group
or
your
financial
intermediary.
Lit. No. MF2EARX-187-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-3
| RCADX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based
o
n a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 71	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 19.78% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-3 2	19.78%	18.92%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class R-3 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index
.
Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts at the
same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capital Group
or
your financial intermediary.
Lit. No. MFR3ARX-187-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-4
| RCAEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 39	0.35%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 20.12% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-4 2	20.12%	19.30%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class R-4 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-187-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-5E
| RAAJX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based
o
n a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 20.36% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-5E 2	20.36%	19.53%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class R-5E shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts at the
same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-187-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-5
| REAGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 20.48% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-5 2	20.48%	19.62%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class R-5 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts at the
same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-187-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-6
| RFBFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 20.48% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds 2070 Target Date Retirement Fund — Class R-6 2	20.48%	19.68%
S&P 500 Index 3	21.45%	22.85%
S&P Target Date 2065+ Index 3	19.53%	18.83%
Bloomberg U.S. Aggregate Index 3	6.16%	6.84%
1
Class R-6 shares were first offered on May 3, 2024.
2
Investment results assume all distributions are
reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 334
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of
most
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-187-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class A
| AAOTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.35%
Management's discussion of fund performance
The fund’s Class A shares gained 20.01% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class A (with sales charge) 2	13.09%	11.13%	14.61%
American Funds 2065 Target Date Retirement Fund — Class A (without sales charge) 2	20.01%	12.45%	15.83%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class A shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-185-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class C
| CCLTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 119	1.09%
Management's discussion of fund performance
The fund’s Class C shares gained 19.16% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class C (with sales charge) 2	18.16%	11.64%	15.03%
American Funds 2065 Target Date Retirement Fund — Class C (without sales charge) 2	19.16%	11.64%	15.03%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class C shares were first offered on March 27, 2020.
2
Investment results assume all distributions are
reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your
instructions
will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-185-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class T
| TDTTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class T shares gained 20.33% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class T (with sales charge) 2	17.30%	12.20%	15.65%
American Funds 2065 Target Date Retirement Fund — Class T (without sales charge) 2	20.33%	12.78%	16.18%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class T shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-185-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class F-1
| FAXTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.36%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 20.00% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class F-1 2	20.00%	12.47%	15.86%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class F-1 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers
and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capital
Group or your financial intermediary.
Lit. No. MFF1ARX-185-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class F-2
| FBMTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 20.31% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
tota
l
returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class F-2 2	20.31%	12.76%	16.16%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class F-2 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability
of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-185-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class F-3
| FCQTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 20.48% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class F-3 2	20.48%	12.87%	16.26%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class F-3 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability
of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-185-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-1
| RAQTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 122	1.11%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 19.15% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total
returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-1 2	19.15%	11.73%	15.21%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class R-1 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund
type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-185-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-2
| RBOTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 121	1.10%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 19.11% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-2 2	19.11%	11.63%	14.99%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class R-2 shares
were
first offered on March 27, 2020.
2
Investment results assume all distributions are
reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio
holdings
by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-185-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-2E
| RBEOX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 88	0.80%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 19.48% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-2E 2	19.48%	11.96%	15.35%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class R-2E shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by
fund
type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-185-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-3
| RCPTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 71	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 19.73% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total
returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-3 2	19.73%	12.14%	15.51%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class R-3 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio
holdings
by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information
, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-185-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-4
| RDLTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 40	0.36%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 20.06% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-4 2	20.06%	12.46%	15.86%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class R-4 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary
.
Lit. No. MFR4ARX-185-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-5E
| RHLTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 20.30% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-5E 2	20.30%	12.70%	16.09%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class R-5E shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary
.
Lit. No. MFE5ARX-185-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-5
| REOTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 20.40% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-5 2	20.40%	12.80%	16.20%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class R-5 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary
.
Lit. No. MFR5ARX-185-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-6
| RFVTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 in
v
estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 20.42% for the year ended October 31, 2025. That result compares with a 19.53% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada-
and
U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities – the portfolio’s most significant exposure – provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2065 Target Date Retirement Fund — Class R-6 2	20.42%	12.86%	16.25%
S&P 500 Index 3	21.45%	17.64%	21.17%
S&P Target Date 2065+ Index 3	19.53%	13.56%	16.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	0.41%
1
Class R-6 shares were first offered on March 27, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 5,883
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary
.
Lit. No. MFR6ARX-185-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class A
| AANTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.34%
Management's discussion of fund performance
The fund’s Class A shares gained 20.07% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2060 Target Date Retirement Fund — Class A (with sales charge) *	13.14%	11.15%	10.24%
American Funds 2060 Target Date Retirement Fund — Class A (without sales charge) *	20.07%	12.47%	10.90%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2060 Index †	19.13%	13.37%	10.59%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-083-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class C
| CCKTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 118	1.08%
Management's discussion of fund performance
The fund’s Class C shares gained 19.22% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2060 Target Date Retirement Fund — Class C (with sales charge) *	18.22%	11.65%	10.24%
American Funds 2060 Target Date Retirement Fund — Class C (without sales charge) *	19.22%	11.65%	10.24%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2060 Index †	19.13%	13.37%	10.59%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-083-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class T
| TDSSX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class T shares gained 20.38% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class T (with sales charge) 2	17.36%	12.18%	11.16%
American Funds 2060 Target Date Retirement Fund — Class T (without sales charge) 2	20.38%	12.75%	11.49%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date 2060 Index 3	19.13%	13.37%	10.83%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-083-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class F-1
| FAWTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 41	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 20.03% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2060 Target Date Retirement Fund — Class F-1 *	20.03%	12.44%	10.88%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2060 Index †	19.13%	13.37%	10.59%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-083-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class F-2
| FBKTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 20.34% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2060 Target Date Retirement Fund — Class F-2 *	20.34%	12.76%	11.17%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2060 Index †	19.13%	13.37%	10.59%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-083-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class F-3
| FCKTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 20.52% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class F-3 2	20.52%	12.86%	11.67%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date 2060 Index 3	19.13%	13.37%	10.90%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-083-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-1
| RANTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 121	1.10%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 19.18% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2060 Target Date Retirement Fund — Class R-1 *	19.18%	11.62%	10.07%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2060 Index †	19.13%	13.37%	10.59%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-083-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-2
| RBNTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 121	1.10%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 19.19% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2060 Target Date Retirement Fund — Class R-2 *	19.19%	11.62%	10.06%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2060 Index †	19.13%	13.37%	10.59%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary
.
Lit. No. MFR2ARX-083-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-2E
| RBENX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 88	0.80%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 19.53% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2060 Target Date Retirement Fund — Class R-2E *	19.53%	11.96%	10.40%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2060 Index †	19.13%	13.37%	10.59%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary
.
Lit. No. MF2EARX-083-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-3
| RCNTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 71	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 19.68% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2060 Target Date Retirement Fund — Class R-3 *	19.68%	12.12%	10.55%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2060 Index †	19.13%	13.37%	10.59%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-083-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-4
| RDKTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 40	0.36%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 20.04% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2060 Target Date Retirement Fund — Class R-4 *	20.04%	12.45%	10.88%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2060 Index †	19.13%	13.37%	10.59%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householde
d, please
contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-083-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-5E
| RHKTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 20.27% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2060 Target Date Retirement Fund — Class R-5E 2	20.27%	12.68%	11.11%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date 2060 Index 3	19.13%	13.37%	10.61%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-083-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-5
| REMTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 20.44% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2060 Target Date Retirement Fund — Class R-5 *	20.44%	12.80%	11.21%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2060 Index †	19.13%	13.37%	10.59%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-083-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-6
| RFUTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 20.53% for the year ended October 31, 2025. That result compares with a 19.13% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by Canada- and U.K.-based investments. The modest fixed income portfolio also saw positive returns, owing in part to considerable positioning and returns in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2060 Target Date Retirement Fund — Class R-6 *	20.53%	12.86%	11.27%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2060 Index †	19.13%	13.37%	10.59%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 18,388
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents
will
be
mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-083-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class A
| AAMTX
for the year ended
October
31, 2025
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.33%
Management's discussion of fund performance
The fund’s Class A shares gained 19.97% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class A (with sales charge) *	13.07%	11.16%	10.26%
American Funds 2055 Target Date Retirement Fund — Class A (without sales charge) *	19.97%	12.48%	10.92%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2055 Index †	19.18%	13.37%	10.52%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most sh
are
holder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-082-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class C
| CCJTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 117	1.07%
Management's discussion of fund performance
The fund’s Class C shares gained 19.11% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class C (with sales charge) *	18.11%	11.65%	10.25%
American Funds 2055 Target Date Retirement Fund — Class C (without sales charge) *	19.11%	11.65%	10.25%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2055 Index †	19.18%	13.37%	10.52%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important infor
m
ation
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-082-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class T
| TDFWX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class T shares gained 20.29% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2055 Target Date Retirement Fund — Class T (with sales charge) 2	17.27%	12.18%	11.16%
American Funds 2055 Target Date Retirement Fund — Class T (without sales charge) 2	20.29%	12.75%	11.49%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date 2055 Index 3	19.18%	13.37%	10.77%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one c
op
y of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-082-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class F-1
| FAJTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 41	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 19.95% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class F-1 *	19.95%	12.43%	10.88%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2055 Index †	19.18%	13.37%	10.52%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-082-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class F-2
| FBJTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 20.27% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class F-2 *	20.27%	12.75%	11.18%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2055 Index †	19.18%	13.37%	10.52%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-082-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class F-3
| FCJTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 20.39% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2055 Target Date Retirement Fund — Class F-3 2	20.39%	12.85%	11.68%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date 2055 Index 3	19.18%	13.37%	10.84%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-082-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-1
| RAMTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 120	1.10%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 19.07% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income
returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-1 *	19.07%	11.62%	10.05%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2055 Index †	19.18%	13.37%	10.52%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information
, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-082-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-2
| RBMTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 120	1.10%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 19.06% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to
fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-2 *	19.06%	11.61%	10.07%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2055 Index †	19.18%	13.37%	10.52%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results
reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-082-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-2E
| RBEMX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 88	0.80%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 19.41% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains
in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-2E *	19.41%	11.94%	10.40%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2055 Index †	19.18%	13.37%	10.52%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy
voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents
not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-082-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-3
| RCMTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 71	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 19.60% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing
in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-3 *	19.60%	12.11%	10.56%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2055 Index †	19.18%	13.37%	10.52%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees
and
expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and
Bloomberg
Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded
, please
contact
Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-082-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-4
| RDJTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to
October
31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 40	0.36%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 19.95% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate
bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-4 *	19.95%	12.44%	10.89%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2055 Index †	19.18%	13.37%	10.52%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-082-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-5E
| RHJTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 20.19% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income
returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2055 Target Date Retirement Fund — Class R-5E 2	20.19%	12.68%	11.12%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date 2055 Index 3	19.18%	13.37%	10.55%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be
householded, please contact Capital
Group
at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-082-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-5
| REKTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 20.33% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal
Reserve
to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity hold
ings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-5 *	20.33%	12.79%	11.23%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2055 Index †	19.18%	13.37%	10.52%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund,
including
its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would
prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-082-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-6
| RFKTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 20.35% for the year ended October 31, 2025. That result compares with a 19.18% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid econ
omic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	10 years
American Funds 2055 Target Date Retirement Fund — Class R-6 *	20.35%	12.84%	11.28%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2055 Index †	19.18%	13.37%	10.52%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P
Dow
Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 28,828
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-082-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class A
| AALTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.33%
Management's discussion of fund performance
The fund’s Class A shares gained 19.56% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive
returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class A (with sales charge) *	12.66%	11.11%	10.24%
American Funds 2050 Target Date Retirement Fund — Class A (without sales charge) *	19.56%	12.43%	10.90%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2050 Index †	18.74%	13.20%	10.41%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings
, and proxy voting information

is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-069-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class C
| CCITX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 117	1.07%
Management's discussion of fund performance
The fund’s Class C shares gained 18.64% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class C (with sales charge) *	17.64%	11.59%	10.23%
American Funds 2050 Target Date Retirement Fund — Class C (without sales charge) *	18.64%	11.59%	10.23%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2050 Index †	18.74%	13.20%	10.41%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to sh arehold
ers with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-069-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class T
| TDFYX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class T shares gained 19.81% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2050 Target Date Retirement Fund — Class T (with sales charge) 2	16.80%	12.12%	11.14%
American Funds 2050 Target Date Retirement Fund — Class T (without sales charge) 2	19.81%	12.70%	11.47%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date 2050 Index 3	18.74%	13.20%	10.67%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder do cume
nts will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-069-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class F-1
| FAITX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 41	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 19.50% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class F-1 *	19.50%	12.38%	10.87%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2050 Index †	18.74%	13.20%	10.41%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to sha rehold
ers with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-069-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class F-2
| FBITX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 19.81% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class F-2 *	19.81%	12.70%	11.16%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2050 Index †	18.74%	13.20%	10.41%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of mo
st shar
eholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-069-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class F-3
| DITFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 19.93% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2050 Target Date Retirement Fund — Class F-3 2	19.93%	12.79%	11.66%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date 2050 Index 3	18.74%	13.20%	10.73%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, p leas
e contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-069-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-1
| RAITX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 119	1.09%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 18.61% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-1 *	18.61%	11.57%	10.03%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2050 Index †	18.74%	13.20%	10.41%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareho
lders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-069-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-2
| RBITX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 120	1.10%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 18.59% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-2 *	18.59%	11.57%	10.05%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2050 Index †	18.74%	13.20%	10.41%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders wit
h multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-069-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-2E
| RBHEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 88	0.80%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 18.94% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-2E *	18.94%	11.90%	10.38%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2050 Index †	18.74%	13.20%	10.41%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mail
ed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-069-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-3
| RCITX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 71	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 19.16% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-3 *	19.16%	12.07%	10.54%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2050 Index †	18.74%	13.20%	10.41%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multipl
e accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-069-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-4
| RDITX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 40	0.36%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 19.47% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-4 *	19.47%	12.40%	10.87%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2050 Index †	18.74%	13.20%	10.41%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-069-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-5E
| RHITX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 19.77% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2050 Target Date Retirement Fund — Class R-5E 2	19.77%	12.63%	11.10%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date 2050 Index 3	18.74%	13.20%	10.43%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to sha reholders w
ith multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-069-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-5
| REITX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 19.85% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-5 *	19.85%	12.74%	11.21%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2050 Index †	18.74%	13.20%	10.41%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-069-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-6
| RFITX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 19.93% for the year ended October 31, 2025. That result compares with a 18.74% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and U.K.-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking volatility management and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2050 Target Date Retirement Fund — Class R-6 *	19.93%	12.80%	11.27%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2050 Index †	18.74%	13.20%	10.41%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 39,827
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders w ith multi
ple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-069-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class A
| AAHTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.33%
Management's discussion of fund performance
The fund’s Class A shares gained 19.30% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class A (with sales charge) *	12.42%	11.07%	10.17%
American Funds 2045 Target Date Retirement Fund — Class A (without sales charge) *	19.30%	12.38%	10.82%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2045 Index †	18.47%	12.82%	10.16%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its pr
os
pectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-068-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class C
| CCHTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 117	1.07%
Management's discussion of fund performance
The fund’s Class C shares gained 18.39% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class C (with sales charge) *	17.39%	11.55%	10.15%
American Funds 2045 Target Date Retirement Fund — Class C (without sales charge) *	18.39%	11.55%	10.15%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2045 Index †	18.47%	12.82%	10.16%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, pl ease co
ntact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-068-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class T
| TDFUX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class T shares gained 19.57% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2045 Target Date Retirement Fund — Class T (with sales charge) 2	16.60%	12.08%	11.06%
American Funds 2045 Target Date Retirement Fund — Class T (without sales charge) 2	19.57%	12.65%	11.39%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date 2045 Index 3	18.47%	12.82%	10.42%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital
Group
at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-068-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class F-1
| FATTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 39	0.36%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 19.26% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class F-1 *	19.26%	12.34%	10.79%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2045 Index †	18.47%	12.82%	10.16%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to s harehold
ers with m
ulti
ple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-068-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class F-2
| FBHTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 19.58% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class F-2 *	19.58%	12.65%	11.08%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2045 Index †	18.47%	12.82%	10.16%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to sh arehol
ders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-068-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class F-3
| FCHTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 19.69% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2045 Target Date Retirement Fund — Class F-3 2	19.69%	12.75%	11.58%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date 2045 Index 3	18.47%	12.82%	10.48%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareh older
s with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-068-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-1
| RAHTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 120	1.10%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 18.37% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-1 *	18.37%	11.52%	9.95%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2045 Index †	18.47%	12.82%	10.16%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder do cume
nts will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-068-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-2
| RBHTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 120	1.10%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 18.40% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-2 *	18.40%	11.52%	9.97%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2045 Index †	18.47%	12.82%	10.16%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with m ulti
ple ac
c
ounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-068-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-2E
| RBHHX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 87	0.80%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 18.72% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-2E *	18.72%	11.86%	10.31%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2045 Index †	18.47%	12.82%	10.16%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with m ultip
le accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-068-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-3
| RCHTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 71	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 18.91% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-3 *	18.91%	12.02%	10.46%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2045 Index †	18.47%	12.82%	10.16%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-068-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-4
| RDHTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 39	0.36%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 19.25% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-4 *	19.25%	12.36%	10.80%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2045 Index †	18.47%	12.82%	10.16%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder d ocum
ents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-068-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-5E
| RHHTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 19.52% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2045 Target Date Retirement Fund — Class R-5E 2	19.52%	12.59%	11.02%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date 2045 Index 3	18.47%	12.82%	10.19%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mail ed to s
hareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-068-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-5
| REHTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 19.62% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-5 *	19.62%	12.69%	11.13%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2045 Index †	18.47%	12.82%	10.16%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders w ith m
ultiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-068-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-6
| RFHTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 19.73% for the year ended October 31, 2025. That result compares with a 18.47% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in Canada- and eurozone-domiciled investments. The modest fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included health care and energy. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2045 Target Date Retirement Fund — Class R-6 *	19.73%	12.76%	11.18%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2045 Index †	18.47%	12.82%	10.16%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,927
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to sh arehol
ders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-068-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class A
| AAGTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.33%
Management's discussion of fund performance
The fund’s Class A shares gained 18.45% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class A (with sales charge) *	11.63%	10.70%	9.91%
American Funds 2040 Target Date Retirement Fund — Class A (without sales charge) *	18.45%	12.02%	10.57%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2040 Index †	17.35%	12.02%	9.71%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder doc umen
ts will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be eff
ective within 30 days of re
ceipt
by Capital Group or your financial intermediary.
Lit. No. MFAAARX-067-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class C
| CCGTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 116	1.07%
Management's discussion of fund performance
The fund’s Class C shares gained 17.58% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class C (with sales charge) *	16.58%	11.20%	9.90%
American Funds 2040 Target Date Retirement Fund — Class C (without sales charge) *	17.58%	11.20%	9.90%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2040 Index †	17.35%	12.02%	9.71%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders w ith mu
ltiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capita
l Group or your financial intermediary.
Lit. No. MFCCARX-067-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class T
| TDFOX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class T shares gained 18.77% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2040 Target Date Retirement Fund — Class T (with sales charge) 2	15.79%	11.73%	10.80%
American Funds 2040 Target Date Retirement Fund — Class T (without sales charge) 2	18.77%	12.31%	11.12%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date 2040 Index 3	17.35%	12.02%	9.94%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shar
eholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact C apital G
roup at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-067-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class F-1
| FAUTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 18.38% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class F-1 *	18.38%	11.98%	10.53%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2040 Index †	17.35%	12.02%	9.71%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please co
ntact Capi
tal Grou
p at
(8
00)
421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-067-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class F-2
| FBGTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 18.70% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class F-2 *	18.70%	12.29%	10.83%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2040 Index †	17.35%	12.02%	9.71%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents w il
l be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Cap ital
Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 day
s of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-067-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class F-3
| FCGTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 18.83% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2040 Target Date Retirement Fund — Class F-3 2	18.83%	12.40%	11.32%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date 2040 Index 3	17.35%	12.02%	10.00%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with m ulti
ple a
ccou
nts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of r ece
ipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-067-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-1
| RAKTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 120	1.10%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 17.54% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-1 *	17.54%	11.17%	9.71%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2040 Index †	17.35%	12.02%	9.71%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, p lea
se c
ont
act C
ap
ital Group at
(800) 421-4225
, or contact your financial intermediary. Your
instruct
ions will
typical
ly be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-067-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-2
| RBKTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 120	1.10%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 17.52% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-2 *	17.52%	11.16%	9.72%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2040 Index †	17.35%	12.02%	9.71%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to sh areh
olders with
mu
ltiple accounts at the same address (householding). If you would prefer that your documents not be h ouseh
olded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-067-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-2E
| RBEKX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 87	0.80%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 17.87% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-2E *	17.87%	11.50%	10.05%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2040 Index †	17.35%	12.02%	9.71%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to share
holders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be ef fect
ive within 30 days of receipt by C
ap
ital Group or your financial intermediary.
Lit. No. MF2EARX-067-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-3
| RCKTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 71	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 18.06% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-3 *	18.06%	11.67%	10.21%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2040 Index †	17.35%	12.02%	9.71%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to sh arehold
ers with mu
ltipl
e accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cap it
al Group or
your
financial intermediary.
Lit. No. MFR3ARX-067-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-4
| RDGTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 39	0.36%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 18.40% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-4 *	18.40%	12.01%	10.55%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2040 Index †	17.35%	12.02%	9.71%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be h ouseh
olded, p
leas
e contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-067-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-5E
| RHGTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 18.65% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2040 Target Date Retirement Fund — Class R-5E 2	18.65%	12.23%	10.77%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date 2040 Index 3	17.35%	12.02%	9.74%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder document
s wi
ll be mailed to shar
eholders
with m
ulti
ple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-067-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-5
| REGTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 18.75% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-5 *	18.75%	12.34%	10.88%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2040 Index †	17.35%	12.02%	9.71%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will b
e m
ailed to share
holde
rs with m
ultipl
e accounts at the same address (householding). If you would prefer that your documents not be householded, pleas
e contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-067-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-6
| RFGTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 18.85% for the year ended October 31, 2025. That result compares with a 17.35% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions. The U.S. fixed income market delivered substantial results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in emerging markets debt.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2040 Target Date Retirement Fund — Class R-6 *	18.85%	12.40%	10.93%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2040 Index †	17.35%	12.02%	9.71%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 50,347
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be ma
iled to s
hare
holders with multiple a
cco
unts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-067-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class A
| AAFTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.33%
Management's discussion of fund performance
The fund’s Class A shares gained 15.82% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class A (with sales charge) *	9.15%	9.28%	9.06%
American Funds 2035 Target Date Retirement Fund — Class A (without sales charge) *	15.82%	10.58%	9.70%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2035 Index †	15.89%	10.78%	8.99%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with m ul
tiple a
cco
unts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-066-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class C
| CCFTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 115	1.07%
Management's discussion of fund performance
The fund’s Class C shares gained 14.93% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class C (with sales charge) *	13.93%	9.77%	9.05%
American Funds 2035 Target Date Retirement Fund — Class C (without sales charge) *	14.93%	9.77%	9.05%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2035 Index †	15.89%	10.78%	8.99%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to
shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-066-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class T
| TDFHX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class T shares gained 16.10% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2035 Target Date Retirement Fund — Class T (with sales charge) 2	13.23%	10.30%	9.84%
American Funds 2035 Target Date Retirement Fund — Class T (without sales charge) 2	16.10%	10.87%	10.16%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date 2035 Index 3	15.89%	10.78%	9.17%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with mul tipl
e accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of rec eipt by
Capital Group or your financial intermediary.
Lit. No. MFTTARX-066-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class F-1
| FAQTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 15.76% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class F-1 *	15.76%	10.55%	9.67%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2035 Index †	15.89%	10.78%	8.99%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-066-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class F-2
| FBFTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 16.08% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class F-2 *	16.08%	10.86%	9.97%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2035 Index †	15.89%	10.78%	8.99%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-066-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class F-3
| FDFTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 16.18% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2035 Target Date Retirement Fund — Class F-3 2	16.18%	10.96%	10.36%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date 2035 Index 3	15.89%	10.78%	9.23%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-066-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-1
| RAFTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 118	1.10%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 14.92% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-1 *	14.92%	9.75%	8.86%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2035 Index †	15.89%	10.78%	8.99%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-066-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-2
| RBFTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 118	1.10%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 14.90% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-2 *	14.90%	9.74%	8.87%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2035 Index †	15.89%	10.78%	8.99%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-066-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-2E
| RBEFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 86	0.80%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 15.28% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-2E *	15.28%	10.07%	9.20%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2035 Index †	15.89%	10.78%	8.99%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-066-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-3
| RCFTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 70	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 15.46% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-3 *	15.46%	10.24%	9.36%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2035 Index †	15.89%	10.78%	8.99%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-066-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-4
| RDFTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 39	0.36%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 15.77% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-4 *	15.77%	10.57%	9.69%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2035 Index †	15.89%	10.78%	8.99%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-066-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-5E
| RHFTX
for the year ended
October
31, 2025
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 16.06% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2035 Target Date Retirement Fund — Class R-5E 2	16.06%	10.80%	9.92%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date 2035 Index 3	15.89%	10.78%	9.02%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-066-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-5
| REFTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 16.14% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-5 *	16.14%	10.90%	10.02%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2035 Index †	15.89%	10.78%	8.99%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-066-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-6
| RFFTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for th
e las
t year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 16.22% for the year ended October 31, 2025. That result compares with a 15.89% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and Canada-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2035 Target Date Retirement Fund — Class R-6 *	16.22%	10.96%	10.08%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2035 Index †	15.89%	10.78%	8.99%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 53,710
Total number of portfolio holdings	25
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-066-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class A
| AAETX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.34%
Management's discussion of fund performance
The fund’s Class A shares gained 14.18% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class A (with sales charge) *	7.58%	7.76%	7.84%
American Funds 2030 Target Date Retirement Fund — Class A (without sales charge) *	14.18%	9.04%	8.48%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2030 Index †	14.26%	9.29%	8.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of addition
al i
n
for
mation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-065-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class C
| CCETX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(ba
sed on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 114	1.07%
Management's discussion of fund performance
The fund’s Class C shares gained 13.42% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class C (with sales charge) *	12.42%	8.24%	7.84%
American Funds 2030 Target Date Retirement Fund — Class C (without sales charge) *	13.42%	8.24%	7.84%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2030 Index †	14.26%	9.29%	8.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-065-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class T
| TDFMX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 9	0.08%
Management's discussion of fund performance
The fund’s Class T shares gained 14.48% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	Since inception 1
American Funds 2030 Target Date Retirement Fund — Class T (with sales charge) 2	11.60%	8.76%	8.53%
American Funds 2030 Target Date Retirement Fund — Class T (without sales charge) 2	14.48%	9.31%	8.86%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date 2030 Index 3	14.26%	9.29%	8.22%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-065-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class F-1
| FAETX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 14.24% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The
portfolio
saw positive absolute returns over the fiscal
year
. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class F-1 *	14.24%	9.02%	8.47%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2030 Index †	14.26%	9.29%	8.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-065-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class F-2
| FBETX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 14.51% for the year ended October 31, 2025. That result compares with a 14.26% gain for
the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive
absolute
returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class F-2 *	14.51%	9.31%	8.75%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2030 Index †	14.26%	9.29%	8.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-065-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class F-3
| FCETX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 14.56% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2030 Target Date Retirement Fund — Class F-3 2	14.56%	9.40%	9.05%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date 2030 Index 3	14.26%	9.29%	8.29%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most sha
reh
older documents
will
be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-065-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-1
| RAETX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 116	1.09%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 13.36% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-1 *	13.36%	8.22%	7.65%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2030 Index †	14.26%	9.29%	8.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-065-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-2
| RBETX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 117	1.10%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 13.36% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-2 *	13.36%	8.21%	7.67%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2030 Index †	14.26%	9.29%	8.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-065-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-2E
| RBEEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 85	0.80%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 13.65% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-2E *	13.65%	8.53%	7.99%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2030 Index †	14.26%	9.29%	8.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-065-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-3
| RCETX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 70	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 13.85% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-3 *	13.85%	8.70%	8.15%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2030 Index †	14.26%	9.29%	8.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-065-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-4
| RDETX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 39	0.36%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 14.24% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-4 *	14.24%	9.03%	8.47%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2030 Index †	14.26%	9.29%	8.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-065-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-5E
| RHETX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 14.42% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2030 Target Date Retirement Fund — Class R-5E 2	14.42%	9.24%	8.70%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date 2030 Index 3	14.26%	9.29%	8.14%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-065-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-5
| REETX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 14.54% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-5 *	14.54%	9.35%	8.80%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2030 Index †	14.26%	9.29%	8.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-065-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-6
| RFETX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 14.62% for the year ended October 31, 2025. That result compares with a 14.26% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions. The U.S. fixed income market delivered solid results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The portfolio saw positive absolute returns over the fiscal year. Non-U.S. equity holdings were top returners, partly driven by gains in U.K.- and eurozone-domiciled investments. The fixed income portfolio also saw positive returns, owing in part to gains in high-yield bonds.
While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care. Fixed income returns lagged equities but helped to fulfill their roles seeking income generation and diversification from equities.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2030 Target Date Retirement Fund — Class R-6 *	14.62%	9.40%	8.85%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2030 Index †	14.26%	9.29%	8.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 51,842
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-065-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class A
| AADTX
for the year
ended
October 31, 2025
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.33%
Management's discussion of fund performance
The fund’s Class A shares gained 12.56% for the year ended October 31, 2025. That result compares with a 13.13% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class A (with sales charge) *	6.08%	6.49%	6.80%
American Funds 2025 Target Date Retirement Fund — Class A (without sales charge) *	12.56%	7.76%	7.44%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2025 Index †	13.13%	7.97%	7.29%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results
assume
all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of
certain
changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-064-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class C
| CCDTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 112	1.06%
Management's discussion of fund performance
The fund’s Class C shares gained 11.69% for the year ended October 31, 2025. That result compares with a 13.13% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class C (with sales charge) *	10.69%	6.96%	6.80%
American Funds 2025 Target Date Retirement Fund — Class C (without sales charge) *	11.69%	6.96%	6.80%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2025 Index †	13.13%	7.97%	7.29%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the
fund name
is
American
Funds 2025 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-064-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class T
|
TDLMX
for the year ended October 31, 2025
This
annual shareholder report
contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 9	0.08%
Management's discussion of fund performance
The fund’s Class T shares gained 12.81% for the year ended October 31,
2025
. That result compares with a 13.13% gain for the S&P Target Date 2025 Index.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2025 Target Date Retirement Fund — Class T (with sales charge) 2	9.98%	7.50%	7.46%
American Funds 2025 Target Date Retirement Fund — Class T (without sales charge) 2	12.81%	8.04%	7.78%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date 2025 Index 3	13.13%	7.97%	7.35%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less
than
1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income
Fund.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-064-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class F-1
| FAPTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 39	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 12.52% for the year ended October 31, 2025. That result compares with a 13.13% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class F-1 *	12.52%	7.73%	7.42%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2025 Index †	13.13%	7.97%	7.29%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less
than
1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financia
l intermediary.
Lit. No. MFF1ARX-064-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class F-2
| FBDTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 12.77% for the year ended October 31, 2025. That result compares with a 13.13% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. fixed income market
delivered
strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class F-2 *	12.77%	8.02%	7.70%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2025 Index †	13.13%	7.97%	7.29%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less
than
1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MFF2ARX-064-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class F-3
| FDDTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 12.89% for the year ended October 31, 2025. That result compares with a 13.13% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2025 Target Date Retirement Fund — Class F-3 2	12.89%	8.11%	7.96%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date 2025 Index 3	13.13%	7.97%	7.42%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less
than
1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-064-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class R-1
| RADTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 116	1.10%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 11.67% for the year ended October 31, 2025. That result compares with a 13.13% gain for the
S&P
Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-1 *	11.67%	6.95%	6.62%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2025 Index †	13.13%	7.97%	7.29%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less
than
1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-064-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class R-2
| RBDTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 116	1.10%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 11.63% for the year ended October 31, 2025. That result compares with a 13.13% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-2 *	11.63%	6.94%	6.62%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2025 Index †	13.13%	7.97%	7.29%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less
than
1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-064-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class R-2E
| RBEDX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 85	0.80%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 11.96% for the year ended October 31, 2025. That result compares with a 13.13% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-2E *	11.96%	7.25%	6.95%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2025 Index †	13.13%	7.97%	7.29%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less
than
1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will
be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-064-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class R-3
| RCDTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 69	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 12.15% for the year ended October 31, 2025. That result compares with a 13.13% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-3 *	12.15%	7.42%	7.10%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2025 Index †	13.13%	7.97%	7.29%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less
than
1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-064-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class R-4
| RDDTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.36%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 12.53% for the year ended October 31, 2025. That result compares with a 13.13% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-4 *	12.53%	7.74%	7.43%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2025 Index †	13.13%	7.97%	7.29%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-064-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class R-5E
| RHDTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 12.73% for the year ended October 31, 2025. That result compares with a 13.13% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2025 Target Date Retirement Fund — Class R-5E 2	12.73%	7.97%	7.68%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date 2025 Index 3	13.13%	7.97%	7.32%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-064-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class R-5
| REDTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 12.79% for the year ended October 31, 2025. That result compares with a 13.13% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-5 *	12.79%	8.06%	7.75%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2025 Index †	13.13%	7.97%	7.29%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-064-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class R-6
| RFDTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 12.90% for the year ended October 31, 2025. That result compares with a 13.13% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and eurozone-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included materials and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2025 Target Date Retirement Fund — Class R-6 *	12.90%	8.12%	7.80%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2025 Index †	13.13%	7.97%	7.29%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 32,510
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2025 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-064-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class A
| AACTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.32%
Management's discussion of fund performance
The fund’s Class A shares gained 12.07% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class A (with sales charge) *	5.63%	6.05%	6.10%
American Funds 2020 Target Date Retirement Fund — Class A (without sales charge) *	12.07%	7.32%	6.73%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2020 Index †	12.01%	6.90%	6.56%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material
fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-063-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class C
| CCCTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 114	1.08%
Management's discussion of fund performance
The fund’s Class C shares gained 11.16% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class C (with sales charge) *	10.16%	6.51%	6.09%
American Funds 2020 Target Date Retirement Fund — Class C (without sales charge) *	11.16%	6.51%	6.09%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2020 Index †	12.01%	6.90%	6.56%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are
reinvested and reflect
applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all
distributions are reinvested
. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-063-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class T
| TDAMX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 8	0.08%
Management's discussion of fund performance
The fund’s Class T shares gained 12.34% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2020 Target Date Retirement Fund — Class T (with sales charge) 2	9.55%	7.03%	6.74%
American Funds 2020 Target Date Retirement Fund — Class T (without sales charge) 2	12.34%	7.58%	7.05%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date 2020 Index 3	12.01%	6.90%	6.59%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-063-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class F-1
| FAOTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 38	0.36%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 11.98% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class F-1 *	11.98%	7.27%	6.70%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2020 Index †	12.01%	6.90%	6.56%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-063-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class F-2
| FBCTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 12.29% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class F-2 *	12.29%	7.57%	6.99%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2020 Index †	12.01%	6.90%	6.56%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-F2
 or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-063-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class F-3
| FCCTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 12.41% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2020 Target Date Retirement Fund — Class F-3 2	12.41%	7.66%	7.22%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date 2020 Index 3	12.01%	6.90%	6.66%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-063-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class R-1
| RACTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 111	1.05%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 11.30% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-1 *	11.30%	6.52%	5.92%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2020 Index †	12.01%	6.90%	6.56%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-063-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class R-2
| RBCTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 116	1.10%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 11.15% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-2 *	11.15%	6.48%	5.92%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2020 Index †	12.01%	6.90%	6.56%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions )	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-063-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class R-2E
| RBEHX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 85	0.80%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 11.48% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-2E *	11.48%	6.80%	6.24%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2020 Index †	12.01%	6.90%	6.56%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-063-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class R-3
| RCCTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 69	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 11.64% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-3 *	11.64%	6.97%	6.39%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2020 Index †	12.01%	6.90%	6.56%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-063-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class R-4
| RDCTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.36%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 11.96% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-4 *	11.96%	7.28%	6.71%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2020 Index †	12.01%	6.90%	6.56%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-063-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class R-5E
| RHCTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 12.24% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2020 Target Date Retirement Fund — Class R-5E 2	12.24%	7.51%	6.98%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date 2020 Index 3	12.01%	6.90%	6.59%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund
changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-063-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class R-5
| RECTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 12.32% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-5 *	12.32%	7.61%	7.04%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2020 Index †	12.01%	6.90%	6.56%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions )	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most
shareholder documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-063-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class R-6
| RRCTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 12.36% for the year ended October 31, 2025. That result compares with a 12.01% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted substantial gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and solid earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had considerable returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income
returns lagged equities
but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2020 Target Date Retirement Fund — Class R-6 *	12.36%	7.67%	7.08%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2020 Index †	12.01%	6.90%	6.56%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are
reinvested and reflect
applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,901
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund
changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2025 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2020 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-063-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class A
| AABTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hy
po
thetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.33%
Management's discussion of fund performance
The fund’s Class A shares gained 11.19% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class A (with sales charge) *	4.77%	5.69%	5.66%
American Funds 2015 Target Date Retirement Fund — Class A (without sales charge) *	11.19%	6.94%	6.29%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2015 Index †	11.37%	6.34%	6.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-062-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class C
| CCBTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 113	1.07%
Management's discussion of fund performance
The fund’s Class C shares gained 10.41% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class C (with sales charge) *	9.41%	6.16%	5.64%
American Funds 2015 Target Date Retirement Fund — Class C (without sales charge) *	10.41%	6.16%	5.64%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2015 Index †	11.37%	6.34%	6.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Availability of additional inform
at
ion
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-062-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class T
| TDQMX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10
,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 8	0.08%
Management's discussion of fund performance
The fund’s Class T shares gained 11.48% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total
retur
ns
	1 year	5 years	Since inception 1
American Funds 2015 Target Date Retirement Fund — Class T (with sales charge) 2	8.70%	6.66%	6.24%
American Funds 2015 Target Date Retirement Fund — Class T (without sales charge) 2	11.48%	7.21%	6.55%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date 2015 Index 3	11.37%	6.34%	6.18%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-062-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class F-1
| FAKTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inves
tme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 39	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 11.15% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class F-1 *	11.15%	6.92%	6.26%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2015 Index †	11.37%	6.34%	6.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-062-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class F-2
| FBBTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 11.49% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annu
al total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class F-2 *	11.49%	7.20%	6.55%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2015 Index †	11.37%	6.34%	6.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund
change
s
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-062-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class F-3
| FDBTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 11.55% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2015 Target Date Retirement Fund — Class F-3 2	11.55%	7.31%	6.72%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date 2015 Index 3	11.37%	6.34%	6.24%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Availability of additional inf
or
mation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-062-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class R-1
| RAJTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 116	1.10%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 10.40% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-1 *	10.40%	6.14%	5.47%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2015 Index †	11.37%	6.34%	6.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-062-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class R-2
| RBJTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 116	1.10%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 10.36% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-2 *	10.36%	6.14%	5.49%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2015 Index †	11.37%	6.34%	6.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-062-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class R-2E
| RBEJX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 84	0.80%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 10.67% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-2E *	10.67%	6.45%	5.80%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2015 Index †	11.37%	6.34%	6.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-062-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class R-3
| RCJTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 69	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 10.83% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-3 *	10.83%	6.62%	5.96%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2015 Index †	11.37%	6.34%	6.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-062-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class R-4
| RDBTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.36%
Management's
discussion of fund
performance
The fund’s Class R-4 shares gained 11.23% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute
returns
over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-4 *	11.23%	6.93%	6.28%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2015 Index †	11.37%	6.34%	6.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-062-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class R-5E
| RHBTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 11.36% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2015 Target Date Retirement Fund — Class R-5E 2	11.36%	7.15%	6.55%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date 2015 Index 3	11.37%	6.34%	6.15%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow
Jones Indices
LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions )	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-062-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class R-5
| REJTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs
for the
last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 6	0.06%
Management's discussion of
fund performance
The fund’s Class R-5 shares gained 11.49% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-5 *	11.49%	7.25%	6.59%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2015 Index †	11.37%	6.34%	6.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
Effective
January 1, 2026
, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-062-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class R-6
| RFJTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 11.53% for the year ended October 31, 2025. That result compares with a 11.37% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. fixed income market delivered strong results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted considerable gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and substantial earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, increased over the period partly driven by gains in high-yield bonds. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and health care.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2015 Target Date Retirement Fund — Class R-6 *	11.53%	7.30%	6.64%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2015 Index †	11.37%	6.34%	6.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,715
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since
November 1, 2024
. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2015 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-062-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class A
| AAATX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.33%
Management's discussion of fund performance
The fund’s Class A shares gained 10.81% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total re
tu
rns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class A (with sales charge) *	4.40%	5.29%	5.32%
American Funds 2010 Target Date Retirement Fund — Class A (without sales charge) *	10.81%	6.54%	5.94%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2010 Index †	11.07%	5.80%	5.66%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund chang
es
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010
Targ
et Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-061-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class C
| CCATX
for the year ended October 31, 2025
This
annual shareholder report
contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 113	1.08%
Management's discussion of fund performance
The fund’s Class C shares gained 10.05% for the year ended October 31, 2025. That re sult
compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 ye ar s	10 years
American Funds 2010 Target Date Retirement Fund — Class C (with sales charge) *	9.05%	5.76%	5.32%
American Funds 2010 Target Date Retirement Fund — Class C (without sales charge) *	10.05%	5.76%	5.32%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2010 Index †	11.07%	5.80%	5.66%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-061-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class T
| TDMMX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,0
0
0 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 8	0.08%
Management's discussion of fund performance
The fund’s Class T shares gained 11.08% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 ye ar	5 years	Since inception 1
American Funds 2010 Target Date Retirement Fund — Class T (with sales charge) 2	8.34%	6.27%	5.87%
American Funds 2010 Target Date Retirement Fund — Class T (without sales charge) 2	11.08%	6.80%	6.19%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date 2010 Index 3	11.07%	5.80%	5.78%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
Effective
January 1, 2026
, the fund name is American Funds 2010 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-061-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class F-1
| FAATX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 38	0.36%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 10.76% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual to
ta
l r
et
urns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class F-1 *	10.76%	6.51%	5.92%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2010 Index †	11.07%	5.80%	5.66%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses.
Inve
stors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.
Availability of additional in
fo
rmation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-061-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class F-2
| FBATX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inve
s
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 9	0.09%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 11.10% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class F-2 *	11.10%	6.81%	6.21%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2010 Index †	11.07%	5.80%	5.66%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-061-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class F-3
| DJTFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hyp
othe
tical $10,0
00 in
vestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 11.17% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2010 Target Date Retirement Fund — Class F-3 2	11.17%	6.89%	6.35%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date 2010 Index 3	11.07%	5.80%	5.82%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010 Target Da te R
etirement In
co
me Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-061-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class R-1
| RAATX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,0
0
0 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 115	1.10%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 9.95% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-1 *	9.95%	5.73%	5.13%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2010 Index †	11.07%	5.80%	5.66%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Servi
c
es Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-061-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class R-2
| RBATX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inves
tm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 115	1.10%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 9.91% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-2 *	9.91%	5.72%	5.15%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2010 Index †	11.07%	5.80%	5.66%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-061-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class R-2E
| RBEAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inv
estme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 84	0.80%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 10.24% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-2E *	10.24%	6.04%	5.45%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2010 Index †	11.07%	5.80%	5.66%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-061-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class R-3
| RCATX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 68	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 10.41% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additi ona
l periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-3 *	10.41%	6.20%	5.60%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2010 Index †	11.07%	5.80%	5.66%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less
than
1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-061-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class R-4
| RDATX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.36%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 10.83% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-4 *	10.83%	6.53%	5.93%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2010 Index †	11.07%	5.80%	5.66%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010 Target Date
Retirem
ent Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-061-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class R-5E
| RHATX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 10.96% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds 2010 Target Date Retirement Fund — Class R-5E 2	10.96%	6.73%	6.22%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date 2010 Index 3	11.07%	5.80%	5.70%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Ind ice
s LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-061-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class R-5
| REATX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inv
estme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 11.11% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-5 *	11.11%	6.84%	6.25%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2010 Index †	11.07%	5.80%	5.66%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Income Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-061-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class R-6
| RFTTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investm
e
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 11.13% for the year ended October 31, 2025. That result compares with a 11.07% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. fixed income market delivered positive results, with corporate bond spreads tightening to their lowest levels in nearly three decades. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025. U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Non-U.S. equity markets also delivered robust returns, buoyed by a weaker dollar and considerable earnings in key regions.
The portfolio saw positive absolute returns over the fiscal year. Fixed income holdings, which made up the largest portion of the portfolio, gained over the period. The fund’s modest exposure to non-U.S. equities had solid returns, owing in part to gains in U.K.- and Japan-domiciled investments.
Fixed income returns lagged equities but helped to fulfill their roles seeking capital preservation and income generation. While U.S. equities provided a positive absolute return, they trailed their non-U.S. counterparts amid economic uncertainty. The lowest returning sectors for the fund included real estate and energy.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total retu
rns
	1 year	5 years	10 years
American Funds 2010 Target Date Retirement Fund — Class R-6 *	11.13%	6.89%	6.30%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date 2010 Index †	11.07%	5.80%	5.66%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,872
Total number of portfolio holdings	16
Total advisory fees paid (in millions)	None
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
Effective January 1, 2026, the fund name is American Funds 2010 Target Date Retirement Inco
m
e Fund.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-061-1225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
October 31, 2025	228,000	47,000	59,000	None
October 31, 2024	114,000	51,000	53,000	None
Adviser and Affiliates2
October 31, 2025	Not Applicable	1,867,000	4000	72,000
October 31, 2024	Not Applicable	2,131,000	None	11,000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
October 31, 2025	2,049,000
October 31, 2024	2,246,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Target Date Retirement Series®
Financial Statements and Other Information N-CSR Items 7-11
for the year ended October 31, 2025
Lit. No. MFGEFP4-850-1225 © 2025 Capital Group. All rights reserved.

American Funds 2070 Target Date Retirement Fund
Investment portfolio October 31, 2025
Designed for investors who plan to retire in or near 2070.

Growth funds 49%	Shares	Value (000)
New Perspective Fund, Class R-6	443,713	$33,372
SMALLCAP World Fund, Inc., Class R-6	424,036	33,372
New World Fund, Inc., Class R-6	273,201	26,697
AMCAP Fund, Class R-6	471,442	23,360
The Growth Fund of America, Class R-6	258,578	23,360
The New Economy Fund, Class R-6	210,092	16,685
EUPAC Fund, Class R-6	100,524	6,674
		163,520
Growth-and-income funds 37%
Fundamental Investors, Class R-6	313,378	30,034
Capital World Growth and Income Fund, Class R-6	347,119	26,697
Washington Mutual Investors Fund, Class R-6	397,394	26,697
The Investment Company of America, Class R-6	343,424	23,360
American Mutual Fund, Class R-6	268,424	16,685
		123,473
Balanced funds 8%
American Balanced Fund, Class R-6	509,443	20,021
American Funds Global Balanced Fund, Class R-6	160,043	6,672
		26,693
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,374,381	16,699
American Funds Emerging Markets Bond Fund, Class R-6	410,604	3,338
		20,037
Total investment securities 100% (cost: $301,147,000)		333,723
Other assets less liabilities 0%		(68)
Net assets 100%		$333,655

1	American Funds Target Date Retirement Series

American Funds 2070 Target Date Retirement Fund (continued)
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49%
New Perspective Fund, Class R-6	$2,557	$27,850	$805	$28	$3,742	$33,372	$41	$204
SMALLCAP World Fund, Inc., Class R-6	2,557	28,801	624	(4)	2,642	33,372	51	—
New World Fund, Inc., Class R-6	1,789	22,002	757	32	3,631	26,697	47	103
AMCAP Fund, Class R-6	1,789	19,879	532	13	2,211	23,360	20	705
The Growth Fund of America, Class R-6	1,790	19,136	563	37	2,960	23,360	22	261
The New Economy Fund, Class R-6	1,278	12,925	501	43	2,940	16,685	3	205
EUPAC Fund, Class R-6	511	5,539	139	2	761	6,674	10	128
						163,520
Growth-and-income funds 37%
Fundamental Investors, Class R-6	2,301	25,174	731	20	3,270	30,034	159	646
Capital World Growth and Income Fund, Class R-6	2,109	22,257	638	16	2,953	26,697	218	219
Washington Mutual Investors Fund, Class R-6	2,045	24,013	698	— (b)	1,337	26,697	193	765
The Investment Company of America, Class R-6	1,789	19,744	589	14	2,402	23,360	136	363
American Mutual Fund, Class R-6	1,278	14,851	436	— (b)	992	16,685	141	104
						123,473
Balanced funds 8%
American Balanced Fund, Class R-6	1,532	17,295	445	1	1,638	20,021	156	188
American Funds Global Balanced Fund, Class R-6	765	5,891	422	(6)	444	6,672	82	34
						26,693
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,288	15,671	518	(1)	259	16,699	342	—
American Funds Emerging Markets Bond Fund, Class R-6	194	3,111	91	— (b)	124	3,338	103	—
						20,037
Total 100%				$195	$32,306	$333,723	$1,724	$3,925

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	2

American Funds 2065 Target Date Retirement Fund
Investment portfolio October 31, 2025
Designed for investors who plan to retire in or near 2065.

Growth funds 49%	Shares	Value (000)
New Perspective Fund, Class R-6	7,780,163	$585,146
SMALLCAP World Fund, Inc., Class R-6	7,415,637	583,610
New World Fund, Inc., Class R-6	4,819,992	471,010
AMCAP Fund, Class R-6	8,378,264	415,143
The Growth Fund of America, Class R-6	4,576,874	413,475
The New Economy Fund, Class R-6	3,768,975	299,332
EUPAC Fund, Class R-6	1,768,594	117,417
		2,885,133
Growth-and-income funds 37%
Fundamental Investors, Class R-6	5,523,916	529,412
Capital World Growth and Income Fund, Class R-6	6,121,372	470,795
Washington Mutual Investors Fund, Class R-6	6,996,368	470,016
The Investment Company of America, Class R-6	6,062,075	412,342
American Mutual Fund, Class R-6	4,721,452	293,486
		2,176,051
Balanced funds 8%
American Balanced Fund, Class R-6	8,959,322	352,101
American Funds Global Balanced Fund, Class R-6	2,818,108	117,487
		469,588
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	24,246,576	294,596
American Funds Emerging Markets Bond Fund, Class R-6	7,255,251	58,985
		353,581
Total investment securities 100% (cost: $4,824,828,000)		5,884,353
Other assets less liabilities 0%		(855)
Net assets 100%		$5,883,498

3	American Funds Target Date Retirement Series

American Funds 2065 Target Date Retirement Fund (continued)
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49%
New Perspective Fund, Class R-6	$365,598	$149,282	$12,309	$618	$81,957	$585,146	$3,341	$16,500
SMALLCAP World Fund, Inc., Class R-6	365,915	179,196	14,557	(1,416)	54,472	583,610	3,803	—
New World Fund, Inc., Class R-6	255,808	154,779	15,797	392	75,828	471,010	3,835	8,343
AMCAP Fund, Class R-6	255,808	126,823	8,405	484	40,433	415,143	1,636	28,593
The Growth Fund of America, Class R-6	255,808	112,728	15,889	628	60,200	413,475	1,788	20,985
The New Economy Fund, Class R-6	182,615	77,949	16,898	1,914	53,752	299,332	252	16,673
EUPAC Fund, Class R-6	72,887	30,459	1,318	101	15,288	117,417	824	5,094
						2,885,133
Growth-and-income funds 37%
Fundamental Investors, Class R-6	328,502	153,131	14,807	1,120	61,466	529,412	5,492	32,644
Capital World Growth and Income Fund, Class R-6	301,055	126,128	14,942	858	57,696	470,795	7,050	17,755
Washington Mutual Investors Fund, Class R-6	292,363	164,343	12,147	763	24,694	470,016	6,055	28,709
The Investment Company of America, Class R-6	255,508	119,471	10,062	765	46,660	412,342	4,204	22,885
American Mutual Fund, Class R-6	183,595	100,988	8,996	420	17,479	293,486	4,492	8,357
						2,176,051
Balanced funds 8%
American Balanced Fund, Class R-6	220,168	109,073	7,769	349	30,280	352,101	6,021	12,821
American Funds Global Balanced Fund, Class R-6	110,208	38,609	39,244	1,432	6,482	117,487	2,376	2,686
						469,588
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	185,859	129,372	26,552	(1,247)	7,164	294,596	10,458	—
American Funds Emerging Markets Bond Fund, Class R-6	27,982	29,736	1,336	13	2,590	58,985	3,115	—
						353,581
Total 100%				$7,194	$636,441	$5,884,353	$64,742	$222,045

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	4

American Funds 2060 Target Date Retirement Fund®
Investment portfolio October 31, 2025
Designed for investors who plan to retire in or near 2060.

Growth funds 49%	Shares	Value (000)
New Perspective Fund, Class R-6	24,011,097	$1,805,875
SMALLCAP World Fund, Inc., Class R-6	22,786,297	1,793,281
New World Fund, Inc., Class R-6	15,068,928	1,472,536
AMCAP Fund, Class R-6	26,053,194	1,290,936
The Growth Fund of America, Class R-6	14,289,747	1,290,936
The New Economy Fund, Class R-6	11,623,298	923,122
EUPAC Fund, Class R-6	5,594,249	371,402
American Funds Global Insight Fund, Class R-6	2,474,551	70,005
		9,018,093
Growth-and-income funds 37%
Fundamental Investors, Class R-6	17,333,364	1,661,230
Capital World Growth and Income Fund, Class R-6	19,209,166	1,477,377
Washington Mutual Investors Fund, Class R-6	21,741,048	1,460,564
The Investment Company of America, Class R-6	18,489,069	1,257,626
American Mutual Fund, Class R-6	15,149,153	941,671
		6,798,468
Balanced funds 8%
American Balanced Fund, Class R-6	27,949,165	1,098,402
American Funds Global Balanced Fund, Class R-6	8,826,839	367,991
		1,466,393
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	76,140,698	925,110
American Funds Emerging Markets Bond Fund, Class R-6	22,461,015	182,608
		1,107,718
Total investment securities 100% (cost: $14,273,593,000)		18,390,672
Other assets less liabilities 0%		(2,211)
Net assets 100%		$18,388,461

5	American Funds Target Date Retirement Series

American Funds 2060 Target Date Retirement Fund® (continued)
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49%
New Perspective Fund, Class R-6	$1,426,736	$184,486	$69,579	$11,835	$252,397	$1,805,875	$12,759	$63,016
SMALLCAP World Fund, Inc., Class R-6	1,426,734	282,331	83,736	9,288	158,664	1,793,281	14,242	—
New World Fund, Inc., Class R-6	997,527	333,862	103,065	3,591	240,621	1,472,536	14,520	31,586
AMCAP Fund, Class R-6	997,527	220,655	54,592	8,416	118,930	1,290,936	6,279	103,262
The Growth Fund of America, Class R-6	1,011,384	198,729	115,197	16,593	179,427	1,290,936	6,870	80,642
The New Economy Fund, Class R-6	714,475	133,066	99,179	17,716	157,044	923,122	969	64,087
EUPAC Fund, Class R-6	282,180	53,595	13,673	232	49,068	371,402	3,096	18,183
American Funds Global Insight Fund, Class R-6	—	63,712	296	14	6,575	70,005	—	—
						9,018,093
Growth-and-income funds 37%
Fundamental Investors, Class R-6	1,285,448	269,695	92,119	13,834	184,372	1,661,230	19,296	120,280
Capital World Growth and Income Fund, Class R-6	1,177,132	181,739	68,442	10,042	176,906	1,477,377	24,582	67,625
Washington Mutual Investors Fund, Class R-6	1,143,256	289,901	52,857	9,420	70,844	1,460,564	20,924	101,923
The Investment Company of America, Class R-6	999,549	192,539	81,527	13,795	133,270	1,257,626	14,329	85,737
American Mutual Fund, Class R-6	716,642	209,734	41,612	6,005	50,902	941,671	15,843	31,797
						6,798,468
Balanced funds 8%
American Balanced Fund, Class R-6	861,930	194,103	54,038	4,828	91,579	1,098,402	21,446	47,969
American Funds Global Balanced Fund, Class R-6	430,314	76,965	163,693	11,091	13,314	367,991	8,175	10,228
						1,466,393
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	726,850	360,020	181,539	(13,420)	33,199	925,110	35,852	—
American Funds Emerging Markets Bond Fund, Class R-6	109,249	85,036	19,929	(290)	8,542	182,608	10,663	—
						1,107,718
Total 100%				$122,990	$1,925,654	$18,390,672	$229,845	$826,335

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	6

American Funds 2055 Target Date Retirement Fund®
Investment portfolio October 31, 2025
Designed for investors who plan to retire in or near 2055.

Growth funds 48%	Shares	Value (000)
New Perspective Fund, Class R-6	34,609,328	$2,602,968
SMALLCAP World Fund, Inc., Class R-6	32,155,397	2,530,630
New World Fund, Inc., Class R-6	22,470,025	2,195,771
AMCAP Fund, Class R-6	40,894,938	2,026,344
The Growth Fund of America, Class R-6	22,430,199	2,026,344
The New Economy Fund, Class R-6	17,527,808	1,392,058
American Funds Global Insight Fund, Class R-6	21,581,198	610,532
EUPAC Fund, Class R-6	8,800,484	584,264
		13,968,911
Growth-and-income funds 37%
Fundamental Investors, Class R-6	26,716,199	2,560,480
Washington Mutual Investors Fund, Class R-6	33,840,767	2,273,423
Capital World Growth and Income Fund, Class R-6	29,543,363	2,272,180
American Mutual Fund, Class R-6	28,104,934	1,747,003
The Investment Company of America, Class R-6	24,955,173	1,697,451
		10,550,537
Equity-income funds 1%
Capital Income Builder, Class R-6	1,372,358	108,512
The Income Fund of America, Class R-6	3,950,577	108,009
		216,521
Balanced funds 8%
American Balanced Fund, Class R-6	45,492,569	1,787,858
American Funds Global Balanced Fund, Class R-6	13,921,347	580,381
		2,368,239
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	118,432,848	1,438,959
American Funds Emerging Markets Bond Fund, Class R-6	35,424,290	288,000
		1,726,959
Total investment securities 100% (cost: $21,667,215,000)		28,831,167
Other assets less liabilities 0%		(3,477)
Net assets 100%		$28,827,690

7	American Funds Target Date Retirement Series

American Funds 2055 Target Date Retirement Fund® (continued)
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 48%
New Perspective Fund, Class R-6	$2,117,798	$207,241	$103,946	$14,474	$367,401	$2,602,968	$18,935	$93,516
SMALLCAP World Fund, Inc., Class R-6	2,117,798	311,864	139,002	(670)	240,640	2,530,630	20,801	—
New World Fund, Inc., Class R-6	1,646,639	432,784	255,054	9,480	361,922	2,195,771	23,759	51,683
AMCAP Fund, Class R-6	1,651,871	289,397	115,835	15,617	185,294	2,026,344	10,347	168,100
The Growth Fund of America, Class R-6	1,691,807	271,296	248,089	34,423	276,907	2,026,344	11,300	132,646
The New Economy Fund, Class R-6	1,195,319	166,675	235,386	36,115	229,335	1,392,058	1,599	105,783
American Funds Global Insight Fund, Class R-6	460,084	61,857	7,278	2,255	93,614	610,532	5,990	—
EUPAC Fund, Class R-6	460,084	76,503	30,037	(1,971)	79,685	584,264	5,110	29,550
						13,968,911
Growth-and-income funds 37%
Fundamental Investors, Class R-6	2,134,653	327,604	210,620	27,785	281,058	2,560,480	31,073	196,178
Washington Mutual Investors Fund, Class R-6	1,896,422	310,533	56,518	14,022	108,964	2,273,423	33,470	163,539
Capital World Growth and Income Fund, Class R-6	1,937,747	192,751	149,597	18,501	272,778	2,272,180	39,522	111,104
American Mutual Fund, Class R-6	1,421,525	271,537	47,704	8,891	92,754	1,747,003	30,264	62,442
The Investment Company of America, Class R-6	1,425,206	196,716	126,339	22,886	178,982	1,697,451	19,869	120,441
						10,550,537
Equity-income funds 1%
Capital Income Builder, Class R-6	—	102,286	398	18	6,606	108,512	1,073	—
The Income Fund of America, Class R-6	—	103,297	355	15	5,052	108,009	1,113	—
						216,521
Balanced funds 8%
American Balanced Fund, Class R-6	1,426,391	262,888	57,450	5,383	150,646	1,787,858	35,010	78,570
American Funds Global Balanced Fund, Class R-6	713,661	79,472	251,439	22,296	16,391	580,381	13,083	16,734
						2,368,239
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,203,713	467,379	263,613	(22,891)	54,371	1,438,959	57,470	—
American Funds Emerging Markets Bond Fund, Class R-6	180,912	115,972	21,788	(391)	13,295	288,000	17,066	—
						1,726,959
Total 100%				$206,238	$3,015,695	$28,831,167	$376,854	$1,330,286

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	8

American Funds 2050 Target Date Retirement Fund®
Investment portfolio October 31, 2025
Designed for investors who plan to retire in or near 2050.

Growth funds 46%	Shares	Value (000)
New Perspective Fund, Class R-6	45,719,530	$3,438,566
SMALLCAP World Fund, Inc., Class R-6	39,286,867	3,091,876
AMCAP Fund, Class R-6	56,533,888	2,801,254
The Growth Fund of America, Class R-6	31,007,905	2,801,254
New World Fund, Inc., Class R-6	24,575,714	2,401,539
The New Economy Fund, Class R-6	20,225,316	1,606,295
American Funds Global Insight Fund, Class R-6	43,926,738	1,242,687
EUPAC Fund, Class R-6	12,195,435	809,655
		18,193,126
Growth-and-income funds 35%
Fundamental Investors, Class R-6	33,515,677	3,212,142
Washington Mutual Investors Fund, Class R-6	45,968,587	3,088,170
Capital World Growth and Income Fund, Class R-6	36,583,977	2,813,674
American Mutual Fund, Class R-6	44,328,514	2,755,460
The Investment Company of America, Class R-6	28,345,120	1,928,035
		13,797,481
Equity-income funds 4%
The Income Fund of America, Class R-6	34,243,129	936,207
Capital Income Builder, Class R-6	10,881,194	860,376
		1,796,583
Balanced funds 9%
American Balanced Fund, Class R-6	73,075,484	2,871,867
American Funds Global Balanced Fund, Class R-6	19,139,824	797,939
		3,669,806
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	163,025,378	1,980,758
American Funds Emerging Markets Bond Fund, Class R-6	48,490,699	394,230
		2,374,988
Total investment securities 100% (cost: $29,354,207,000)		39,831,984
Other assets less liabilities 0%		(4,806)
Net assets 100%		$39,827,178

9	American Funds Target Date Retirement Series

American Funds 2050 Target Date Retirement Fund® (continued)
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 46%
New Perspective Fund, Class R-6	$2,999,326	$212,227	$283,703	$34,845	$475,871	$3,438,566	$26,828	$132,501
SMALLCAP World Fund, Inc., Class R-6	2,671,880	314,198	189,008	3,235	291,571	3,091,876	26,037	—
AMCAP Fund, Class R-6	2,356,733	383,774	216,944	23,005	254,686	2,801,254	14,683	236,493
The Growth Fund of America, Class R-6	2,406,393	370,604	407,237	62,392	369,102	2,801,254	16,018	188,027
New World Fund, Inc., Class R-6	1,812,431	407,585	221,483	14,638	388,368	2,401,539	25,178	54,769
The New Economy Fund, Class R-6	1,376,896	183,725	260,388	47,915	258,147	1,606,295	1,812	119,912
American Funds Global Insight Fund, Class R-6	981,942	87,775	25,326	5,374	192,922	1,242,687	12,730	—
EUPAC Fund, Class R-6	649,443	106,577	54,571	(4,179)	112,385	809,655	7,239	41,615
						18,193,126
Growth-and-income funds 35%
Fundamental Investors, Class R-6	2,690,119	386,332	248,389	36,471	347,609	3,212,142	38,846	246,216
Washington Mutual Investors Fund, Class R-6	2,698,484	340,092	120,143	23,588	146,149	3,088,170	46,494	228,405
Capital World Growth and Income Fund, Class R-6	2,434,924	228,413	208,953	25,252	334,038	2,813,674	48,836	137,499
American Mutual Fund, Class R-6	2,361,843	302,340	71,001	21,356	140,922	2,755,460	49,060	102,581
The Investment Company of America, Class R-6	1,687,284	197,358	183,746	40,203	186,936	1,928,035	22,988	141,477
						13,797,481
Equity-income funds 4%
The Income Fund of America, Class R-6	670,751	245,333	31,588	1,548	50,163	936,207	30,874	14,849
Capital Income Builder, Class R-6	669,961	152,710	33,016	1,878	68,843	860,376	25,778	15,742
						1,796,583
Balanced funds 9%
American Balanced Fund, Class R-6	2,304,492	385,002	66,193	11,400	237,166	2,871,867	57,100	129,096
American Funds Global Balanced Fund, Class R-6	898,916	89,190	243,534	25,883	27,484	797,939	18,142	23,562
						3,669,806
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,701,424	510,989	274,805	(35,020)	78,170	1,980,758	80,063	—
American Funds Emerging Markets Bond Fund, Class R-6	249,818	155,377	28,464	(533)	18,032	394,230	23,609	—
						2,374,988
Total 100%				$339,251	$3,978,564	$39,831,984	$572,315	$1,812,744

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	10

American Funds 2045 Target Date Retirement Fund®
Investment portfolio October 31, 2025
Designed for investors who plan to retire in or near 2045.

Growth funds 43%	Shares	Value (000)
AMCAP Fund, Class R-6	62,434,367	$3,093,623
New Perspective Fund, Class R-6	41,133,132	3,093,623
The Growth Fund of America, Class R-6	34,244,221	3,093,623
SMALLCAP World Fund, Inc., Class R-6	37,646,665	2,962,793
New World Fund, Inc., Class R-6	25,302,551	2,472,565
The New Economy Fund, Class R-6	22,357,691	1,775,648
American Funds Global Insight Fund, Class R-6	62,565,659	1,769,982
EUPAC Fund, Class R-6	10,826,770	718,789
		18,980,646
Growth-and-income funds 33%
Fundamental Investors, Class R-6	36,498,633	3,498,029
Capital World Growth and Income Fund, Class R-6	40,787,904	3,136,997
American Mutual Fund, Class R-6	48,382,703	3,007,469
Washington Mutual Investors Fund, Class R-6	44,651,043	2,999,657
The Investment Company of America, Class R-6	26,362,787	1,793,197
International Growth and Income Fund, Class R-6	1,582,174	71,894
		14,507,243
Equity-income funds 7%
The Income Fund of America, Class R-6	63,348,484	1,731,948
Capital Income Builder, Class R-6	16,477,678	1,302,890
		3,034,838
Balanced funds 10%
American Balanced Fund, Class R-6	89,630,657	3,522,486
American Funds Global Balanced Fund, Class R-6	21,090,912	879,280
		4,401,766
Fixed income funds 7%
U.S. Government Securities Fund, Class R-6	179,764,449	2,184,138
American Funds Emerging Markets Bond Fund, Class R-6	52,954,992	430,524
American Funds Multi-Sector Income Fund, Class R-6	13,841,975	131,499
American Funds Inflation Linked Bond Fund, Class R-6	13,351,141	131,241
Capital World Bond Fund, Class R-6	7,934,807	130,607
		3,008,009
Total investment securities 100% (cost: $32,344,705,000)		43,932,502
Other assets less liabilities 0%		(5,915)
Net assets 100%		$43,926,587

11	American Funds Target Date Retirement Series

American Funds 2045 Target Date Retirement Fund® (continued)
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 43%
AMCAP Fund, Class R-6	$2,625,197	$417,639	$253,942	$33,975	$270,754	$3,093,623	$16,309	$262,492
New Perspective Fund, Class R-6	2,629,133	179,050	170,732	34,071	422,101	3,093,623	23,226	114,710
The Growth Fund of America, Class R-6	2,678,671	406,966	468,702	81,344	395,344	3,093,623	17,809	209,051
SMALLCAP World Fund, Inc., Class R-6	2,604,654	277,562	204,118	3,037	281,658	2,962,793	25,270	—
New World Fund, Inc., Class R-6	1,924,741	502,292	378,947	36,985	387,494	2,472,565	28,070	61,061
The New Economy Fund, Class R-6	1,513,966	193,550	266,005	53,367	280,770	1,775,648	2,016	133,384
American Funds Global Insight Fund, Class R-6	1,456,669	100,874	71,637	12,747	271,329	1,769,982	18,890	—
EUPAC Fund, Class R-6	723,439	96,076	203,102	629	101,747	718,789	8,057	44,016
						18,980,646
Growth-and-income funds 33%
Fundamental Investors, Class R-6	3,002,929	386,844	310,146	49,140	369,262	3,498,029	42,826	273,064
Capital World Growth and Income Fund, Class R-6	2,691,209	247,674	200,115	30,152	368,077	3,136,997	54,152	152,897
American Mutual Fund, Class R-6	2,637,426	263,817	72,788	28,143	150,871	3,007,469	54,019	113,571
Washington Mutual Investors Fund, Class R-6	2,635,766	290,850	92,222	29,667	135,596	2,999,657	44,991	221,015
The Investment Company of America, Class R-6	1,511,890	195,938	126,185	33,718	177,836	1,793,197	20,754	126,186
International Growth and Income Fund, Class R-6	—	60,129	743	67	12,441	71,894	1,352	—
						14,507,243
Equity-income funds 7%
The Income Fund of America, Class R-6	1,498,815	220,091	87,343	4,532	95,853	1,731,948	65,396	33,196
Capital Income Builder, Class R-6	1,120,224	137,628	65,781	4,380	106,439	1,302,890	41,731	26,342
						3,034,838
Balanced funds 10%
American Balanced Fund, Class R-6	3,002,424	312,148	98,883	19,493	287,304	3,522,486	71,761	163,712
American Funds Global Balanced Fund, Class R-6	1,021,174	80,229	283,106	29,228	31,755	879,280	20,271	26,212
						4,401,766
Fixed income funds 7%
U.S. Government Securities Fund, Class R-6	1,891,882	463,908	219,395	(19,622)	67,365	2,184,138	89,122	—
American Funds Emerging Markets Bond Fund, Class R-6	275,556	143,445	8,781	136	20,168	430,524	26,403	—
American Funds Multi-Sector Income Fund, Class R-6	—	130,786	721	10	1,424	131,499	3,406	—
American Funds Inflation Linked Bond Fund, Class R-6	—	127,524	724	19	4,422	131,241	—	—
Capital World Bond Fund, Class R-6	—	129,177	728	27	2,131	130,607	2,014	—
						3,008,009
Total 100%				$465,245	$4,242,141	$43,932,502	$677,845	$1,960,909

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	12

American Funds 2040 Target Date Retirement Fund®
Investment portfolio October 31, 2025
Designed for investors who plan to retire in or near 2040.

Growth funds 37%	Shares	Value (000)
AMCAP Fund, Class R-6	71,180,937	$3,527,016
The Growth Fund of America, Class R-6	39,041,570	3,527,016
New Perspective Fund, Class R-6	42,878,470	3,224,890
SMALLCAP World Fund, Inc., Class R-6	36,564,477	2,877,624
American Funds Global Insight Fund, Class R-6	73,128,985	2,068,819
New World Fund, Inc., Class R-6	17,542,585	1,714,261
The New Economy Fund, Class R-6	21,584,757	1,714,261
		18,653,887
Growth-and-income funds 34%
Capital World Growth and Income Fund, Class R-6	47,445,165	3,649,008
Fundamental Investors, Class R-6	37,335,146	3,578,200
American Mutual Fund, Class R-6	55,865,377	3,472,592
Washington Mutual Investors Fund, Class R-6	44,595,699	2,995,939
The Investment Company of America, Class R-6	30,954,653	2,105,535
International Growth and Income Fund, Class R-6	23,803,957	1,081,652
		16,882,926
Equity-income funds 7%
The Income Fund of America, Class R-6	70,865,278	1,937,457
Capital Income Builder, Class R-6	19,424,809	1,535,919
		3,473,376
Balanced funds 10%
American Balanced Fund, Class R-6	104,448,177	4,104,814
American Funds Global Balanced Fund, Class R-6	26,002,839	1,084,058
		5,188,872
Fixed income funds 12%
U.S. Government Securities Fund, Class R-6	200,857,989	2,440,425
American Funds Inflation Linked Bond Fund, Class R-6	117,680,559	1,156,800
American Funds Multi-Sector Income Fund, Class R-6	105,768,157	1,004,797
Capital World Bond Fund, Class R-6	58,540,618	963,579
American Funds Mortgage Fund, Class R-6	39,841,995	356,187
Intermediate Bond Fund of America, Class R-6	12,330,077	156,962
American Funds Strategic Bond Fund, Class R-6	8,135,004	76,469
		6,155,219
Total investment securities 100% (cost: $37,072,559,000)		50,354,280
Other assets less liabilities 0%		(6,862)
Net assets 100%		$50,347,418

13	American Funds Target Date Retirement Series

American Funds 2040 Target Date Retirement Fund® (continued)
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 37%
AMCAP Fund, Class R-6	$3,106,602	$400,199	$326,180	$52,943	$293,452	$3,527,016	$19,191	$304,729
The Growth Fund of America, Class R-6	3,145,195	380,316	536,676	121,594	416,587	3,527,016	20,978	246,247
New Perspective Fund, Class R-6	3,069,329	194,952	525,291	71,513	414,387	3,224,890	27,387	135,258
SMALLCAP World Fund, Inc., Class R-6	2,635,556	177,907	209,722	29,530	244,353	2,877,624	25,607	—
American Funds Global Insight Fund, Class R-6	1,736,878	71,586	69,640	15,405	314,590	2,068,819	22,333	—
New World Fund, Inc., Class R-6	1,543,055	345,236	470,989	40,663	256,296	1,714,261	22,082	48,036
The New Economy Fund, Class R-6	1,781,694	159,960	550,989	83,616	239,980	1,714,261	2,382	157,578
EUPAC Fund, Class R-6 (b)	57,501	—	56,905	16,349	(16,945)	—	—	—
						18,653,887
Growth-and-income funds 34%
Capital World Growth and Income Fund, Class R-6	3,096,728	269,342	177,169	42,075	418,032	3,649,008	63,241	180,551
Fundamental Investors, Class R-6	3,136,503	345,000	324,078	70,201	350,574	3,578,200	43,854	280,687
American Mutual Fund, Class R-6	3,134,480	251,411	118,794	49,740	155,755	3,472,592	62,809	134,055
Washington Mutual Investors Fund, Class R-6	2,695,300	269,875	133,851	45,293	119,322	2,995,939	44,999	221,622
The Investment Company of America, Class R-6	1,805,467	185,182	126,980	37,973	203,893	2,105,535	24,233	148,635
International Growth and Income Fund, Class R-6	804,941	139,165	55,390	8,739	184,197	1,081,652	26,486	6,535
						16,882,926
Equity-income funds 7%
The Income Fund of America, Class R-6	1,790,558	152,439	121,340	8,225	107,575	1,937,457	75,800	38,935
Capital Income Builder, Class R-6	1,337,633	106,131	40,048	8,356	123,847	1,535,919	49,146	31,007
						3,473,376
Balanced funds 10%
American Balanced Fund, Class R-6	3,570,789	308,385	128,701	31,451	322,890	4,104,814	83,886	192,852
American Funds Global Balanced Fund, Class R-6	1,166,840	149,524	308,550	39,995	36,249	1,084,058	24,757	30,826
						5,188,872
Fixed income funds 12%
U.S. Government Securities Fund, Class R-6	2,243,955	495,704	352,721	(24,479)	77,966	2,440,425	101,825	—
American Funds Inflation Linked Bond Fund, Class R-6	953,453	275,469	115,042	(5,441)	48,361	1,156,800	20,379	—
American Funds Multi-Sector Income Fund, Class R-6	893,757	146,470	43,691	1,721	6,540	1,004,797	61,022	—
Capital World Bond Fund, Class R-6	708,820	278,957	43,933	347	19,388	963,579	37,296	—
American Funds Mortgage Fund, Class R-6	—	351,480	3,059	86	7,680	356,187	7,442	—
Intermediate Bond Fund of America, Class R-6	—	156,384	1,741	30	2,289	156,962	3,244	—
American Funds Strategic Bond Fund, Class R-6 (c)	—	75,687	1,089	40	1,831	76,469	1,565	—
						6,155,219
Total 100%				$745,965	$4,349,089	$50,354,280	$871,944	$2,157,553

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Affiliated issuer during the reporting period but no longer held at 10/31/2025.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	14

American Funds 2035 Target Date Retirement Fund®
Investment portfolio October 31, 2025
Designed for investors who plan to retire in or near 2035.

Growth funds 23%	Shares	Value (000)
AMCAP Fund, Class R-6	66,448,731	$3,292,534
The Growth Fund of America, Class R-6	34,067,552	3,077,663
American Funds Global Insight Fund, Class R-6	74,610,777	2,110,739
SMALLCAP World Fund, Inc., Class R-6	25,289,600	1,990,291
New Perspective Fund, Class R-6	20,922,204	1,573,559
The New Economy Fund, Class R-6	262,966	20,885
New World Fund, Inc., Class R-6	194,005	18,958
		12,084,629
Growth-and-income funds 31%
Capital World Growth and Income Fund, Class R-6	50,102,946	3,853,418
American Mutual Fund, Class R-6	60,644,295	3,769,650
Fundamental Investors, Class R-6	31,238,093	2,993,859
Washington Mutual Investors Fund, Class R-6	40,469,624	2,718,749
The Investment Company of America, Class R-6	31,336,448	2,131,505
International Growth and Income Fund, Class R-6	24,727,230	1,123,605
		16,590,786
Equity-income funds 8%
The Income Fund of America, Class R-6	78,520,511	2,146,751
Capital Income Builder, Class R-6	27,104,740	2,143,172
		4,289,923
Balanced funds 13%
American Balanced Fund, Class R-6	114,129,652	4,485,295
American Funds Global Balanced Fund, Class R-6	64,976,394	2,708,866
		7,194,161
Fixed income funds 25%
American Funds Inflation Linked Bond Fund, Class R-6	268,953,265	2,643,811
American Funds Mortgage Fund, Class R-6	288,544,210	2,579,585
U.S. Government Securities Fund, Class R-6	212,183,617	2,578,031
Intermediate Bond Fund of America, Class R-6	130,447,911	1,660,602
American Funds Multi-Sector Income Fund, Class R-6	164,073,323	1,558,696
American Funds Strategic Bond Fund, Class R-6	108,628,273	1,021,106
Capital World Bond Fund, Class R-6	61,811,245	1,017,413
The Bond Fund of America, Class R-6	43,488,214	499,245
		13,558,489
Total investment securities 100% (cost: $41,935,949,000)		53,717,988
Other assets less liabilities 0%		(7,681)
Net assets 100%		$53,710,307

15	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund® (continued)
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 23%
AMCAP Fund, Class R-6	$2,933,792	$428,676	$400,687	$60,200	$270,553	$3,292,534	$18,317	$289,566
The Growth Fund of America, Class R-6	2,968,325	359,943	731,724	154,497	326,622	3,077,663	20,006	234,835
American Funds Global Insight Fund, Class R-6	1,861,892	27,515	124,406	27,319	318,419	2,110,739	23,281	—
SMALLCAP World Fund, Inc., Class R-6	1,934,812	55,522	192,786	17,082	175,661	1,990,291	18,769	—
New Perspective Fund, Class R-6	1,525,467	79,693	266,815	90,159	145,055	1,573,559	13,419	66,274
The New Economy Fund, Class R-6	84,739	6,162	69,481	37,212	(37,747)	20,885	92	6,070
New World Fund, Inc., Class R-6	85,039	2,753	69,921	26,048	(24,961)	18,958	867	1,886
						12,084,629
Growth-and-income funds 31%
Capital World Growth and Income Fund, Class R-6	3,383,842	271,504	295,397	55,790	437,679	3,853,418	68,213	195,683
American Mutual Fund, Class R-6	3,440,906	243,232	141,121	54,063	172,570	3,769,650	68,760	146,964
Fundamental Investors, Class R-6	2,974,150	306,340	642,931	110,486	245,814	2,993,859	40,523	265,817
Washington Mutual Investors Fund, Class R-6	2,484,382	248,479	165,179	46,054	105,013	2,718,749	41,777	206,702
The Investment Company of America, Class R-6	1,960,785	191,663	268,310	61,470	185,897	2,131,505	26,222	165,441
International Growth and Income Fund, Class R-6	929,161	34,124	37,278	9,779	187,819	1,123,605	27,455	6,669
						16,590,786
Equity-income funds 8%
The Income Fund of America, Class R-6	1,966,741	125,843	74,058	11,642	116,583	2,146,751	83,174	42,669
Capital Income Builder, Class R-6	1,903,580	112,414	56,629	12,631	171,176	2,143,172	68,789	43,625
						4,289,923
Balanced funds 13%
American Balanced Fund, Class R-6	3,878,231	332,791	114,027	34,232	354,068	4,485,295	91,549	210,754
American Funds Global Balanced Fund, Class R-6	2,382,494	201,273	70,257	15,514	179,842	2,708,866	62,500	81,435
						7,194,161
Fixed income funds 25%
American Funds Inflation Linked Bond Fund, Class R-6	2,379,849	313,869	149,287	(11,831)	111,211	2,643,811	54,598	—
American Funds Mortgage Fund, Class R-6	2,379,780	307,713	174,579	(16,579)	83,250	2,579,585	116,551	—
U.S. Government Securities Fund, Class R-6	2,387,081	314,393	179,135	(7,294)	62,986	2,578,031	109,921	—
Intermediate Bond Fund of America, Class R-6	1,398,672	274,736	44,724	1,312	30,606	1,660,602	67,132	—
American Funds Multi-Sector Income Fund, Class R-6	1,430,285	158,138	43,029	2,295	11,007	1,558,696	96,293	—
American Funds Strategic Bond Fund, Class R-6 (b)	906,908	130,820	56,712	775	39,315	1,021,106	21,518	—
Capital World Bond Fund, Class R-6	906,908	137,255	46,302	(1,307)	20,859	1,017,413	39,281	—
The Bond Fund of America, Class R-6	—	491,944	4,374	103	11,572	499,245	10,397	—
						13,558,489
Total 100%				$791,652	$3,700,869	$53,717,988	$1,189,404	$1,964,390

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	16

American Funds 2030 Target Date Retirement Fund®
Investment portfolio October 31, 2025
Designed for investors who plan to retire in or near 2030.

Growth funds 16%	Shares	Value (000)
AMCAP Fund, Class R-6	58,085,485	$2,878,136
The Growth Fund of America, Class R-6	19,232,289	1,737,445
American Funds Global Insight Fund, Class R-6	57,749,942	1,633,746
New Perspective Fund, Class R-6	12,070,892	907,852
SMALLCAP World Fund, Inc., Class R-6	11,522,254	906,801
		8,063,980
Growth-and-income funds 27%
Capital World Growth and Income Fund, Class R-6	46,852,662	3,603,438
American Mutual Fund, Class R-6	57,315,596	3,562,738
Washington Mutual Investors Fund, Class R-6	39,362,662	2,644,384
Fundamental Investors, Class R-6	17,040,424	1,633,154
The Investment Company of America, Class R-6	23,985,977	1,631,526
International Growth and Income Fund, Class R-6	22,079,477	1,003,291
		14,078,531
Equity-income funds 9%
Capital Income Builder, Class R-6	28,281,403	2,236,210
The Income Fund of America, Class R-6	81,792,570	2,236,209
		4,472,419
Balanced funds 13%
American Balanced Fund, Class R-6	110,511,130	4,343,087
American Funds Global Balanced Fund, Class R-6	64,377,569	2,683,901
		7,026,988
Fixed income funds 35%
The Bond Fund of America, Class R-6	315,483,282	3,621,748
American Funds Inflation Linked Bond Fund, Class R-6	322,490,482	3,170,082
American Funds Mortgage Fund, Class R-6	288,311,959	2,577,509
Intermediate Bond Fund of America, Class R-6	202,260,976	2,574,782
U.S. Government Securities Fund, Class R-6	206,000,245	2,502,903
American Funds Multi-Sector Income Fund, Class R-6	164,262,547	1,560,494
American Funds Strategic Bond Fund, Class R-6	109,909,226	1,033,147
Capital World Bond Fund, Class R-6	61,682,451	1,015,293
American High-Income Trust, Class R-6	15,323,542	151,703
		18,207,661
Total investment securities 100% (cost: $41,837,067,000)		51,849,579
Other assets less liabilities 0%		(7,504)
Net assets 100%		$51,842,075

17	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund® (continued)
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 16%
AMCAP Fund, Class R-6	$3,004,066	$331,722	$752,990	$73,020	$222,318	$2,878,136	$18,302	$281,887
The Growth Fund of America, Class R-6	2,025,921	171,868	742,675	179,790	102,541	1,737,445	13,492	158,376
American Funds Global Insight Fund, Class R-6	1,538,668	19,203	193,252	33,333	235,794	1,633,746	19,203	—
New Perspective Fund, Class R-6	1,046,888	54,145	332,860	102,817	36,862	907,852	9,117	45,028
SMALLCAP World Fund, Inc., Class R-6	1,059,615	9,885	248,879	(26,301)	112,481	906,801	9,885	—
						8,063,980
Growth-and-income funds 27%
Capital World Growth and Income Fund, Class R-6	3,449,339	270,882	588,285	70,232	401,270	3,603,438	67,513	199,470
American Mutual Fund, Class R-6	3,538,996	227,282	421,699	81,488	136,671	3,562,738	68,035	149,136
Washington Mutual Investors Fund, Class R-6	2,549,474	248,135	302,345	54,641	94,479	2,644,384	41,487	206,647
Fundamental Investors, Class R-6	1,561,415	159,095	279,004	79,486	112,162	1,633,154	21,162	137,933
The Investment Company of America, Class R-6	1,564,587	149,029	270,932	87,670	101,172	1,631,526	20,072	128,956
International Growth and Income Fund, Class R-6	958,693	33,336	179,455	24,011	166,706	1,003,291	26,456	6,881
						14,078,531
Equity-income funds 9%
Capital Income Builder, Class R-6	1,981,701	117,208	54,269	10,882	180,688	2,236,210	71,793	45,415
The Income Fund of America, Class R-6	2,003,005	141,670	43,072	10,970	123,636	2,236,209	85,513	43,456
						4,472,419
Balanced funds 13%
American Balanced Fund, Class R-6	3,993,610	310,121	342,313	50,103	331,566	4,343,087	93,470	216,651
American Funds Global Balanced Fund, Class R-6	2,438,074	146,372	95,040	12,078	182,417	2,683,901	63,037	83,335
						7,026,988
Fixed income funds 35%
The Bond Fund of America, Class R-6	3,285,922	439,323	168,257	(15,179)	79,939	3,621,748	158,176	—
American Funds Inflation Linked Bond Fund, Class R-6	2,898,944	267,177	115,505	(7,935)	127,401	3,170,082	65,179	—
American Funds Mortgage Fund, Class R-6	2,398,651	200,608	88,478	(4,675)	71,403	2,577,509	116,837	—
Intermediate Bond Fund of America, Class R-6	2,382,398	237,218	94,368	(1,099)	50,633	2,574,782	107,407	—
U.S. Government Securities Fund, Class R-6	2,403,821	164,171	119,012	(7,796)	61,719	2,502,903	108,441	—
American Funds Multi-Sector Income Fund, Class R-6	1,463,577	114,857	31,048	1,500	11,608	1,560,494	96,675	—
American Funds Strategic Bond Fund, Class R-6 (b)	949,619	81,629	39,126	821	40,204	1,033,147	20,028	—
Capital World Bond Fund, Class R-6	945,350	72,551	20,236	642	16,986	1,015,293	39,077	—
American High-Income Trust, Class R-6	—	151,466	749	8	978	151,703	4,160	—
						18,207,661
Total 100%				$810,507	$3,001,634	$51,849,579	$1,344,517	$1,703,171

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	18

American Funds 2025 Target Date Retirement Fund®
Investment portfolio October 31, 2025
Designed for investors who plan to retire in or near 2025.

Growth funds 5%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	32,438,643	$917,689
AMCAP Fund, Class R-6	17,208,050	852,659
		1,770,348
Growth-and-income funds 24%
American Mutual Fund, Class R-6	31,197,577	1,939,241
Capital World Growth and Income Fund, Class R-6	24,574,595	1,890,032
Washington Mutual Investors Fund, Class R-6	24,191,715	1,625,199
The Investment Company of America, Class R-6	14,444,412	982,509
Fundamental Investors, Class R-6	10,227,001	980,156
International Growth and Income Fund, Class R-6	5,845,742	265,631
		7,682,768
Equity-income funds 14%
The Income Fund of America, Class R-6	102,926,462	2,814,009
Capital Income Builder, Class R-6	21,314,589	1,685,345
		4,499,354
Balanced funds 12%
American Balanced Fund, Class R-6	66,373,500	2,608,479
American Funds Global Balanced Fund, Class R-6	31,371,345	1,307,871
		3,916,350
Fixed income funds 45%
The Bond Fund of America, Class R-6	226,732,954	2,602,894
American Funds Inflation Linked Bond Fund, Class R-6	263,984,526	2,594,968
Intermediate Bond Fund of America, Class R-6	153,659,973	1,956,091
American Funds Mortgage Fund, Class R-6	218,446,416	1,952,911
U.S. Government Securities Fund, Class R-6	133,895,283	1,626,828
American Funds Multi-Sector Income Fund, Class R-6	137,451,355	1,305,788
American High-Income Trust, Class R-6	99,054,149	980,636
American Funds Strategic Bond Fund, Class R-6	103,743,615	975,190
Capital World Bond Fund, Class R-6	39,553,633	651,053
		14,646,359
Total investment securities 100% (cost: $27,389,382,000)		32,515,179
Other assets less liabilities 0%		(5,002)
Net assets 100%		$32,510,177

19	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund® (continued)
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
American Funds Global Insight Fund, Class R-6	$1,025,849	$12,480	$285,661	$52,635	$112,386	$917,689	$12,481	$—
AMCAP Fund, Class R-6	1,016,615	98,313	353,155	99,486	(8,600)	852,659	6,030	92,283
New Perspective Fund, Class R-6 (b)	24,530	505	25,562	16,744	(16,217)	—	85	420
SMALLCAP World Fund, Inc., Class R-6 (b)	24,530	92	25,031	(4,808)	5,217	—	91	—
The Growth Fund of America, Class R-6 (b)	24,530	829	26,242	16,913	(16,030)	—	65	764
						1,770,348
Growth-and-income funds 24%
American Mutual Fund, Class R-6	2,026,407	127,934	336,656	108,185	13,371	1,939,241	38,206	84,168
Capital World Growth and Income Fund, Class R-6	2,016,335	154,008	535,927	97,263	158,353	1,890,032	37,590	114,363
Washington Mutual Investors Fund, Class R-6	1,688,965	173,728	332,752	89,569	5,689	1,625,199	26,696	134,012
The Investment Company of America, Class R-6	1,016,827	106,239	260,838	101,538	18,743	982,509	12,702	82,386
Fundamental Investors, Class R-6	1,017,161	117,646	277,187	105,141	17,395	980,156	13,387	87,684
International Growth and Income Fund, Class R-6	353,901	10,869	157,484	38,418	19,927	265,631	8,336	2,533
						7,682,768
Equity-income funds 14%
The Income Fund of America, Class R-6	2,692,029	189,744	239,932	14,581	157,587	2,814,009	112,714	58,296
Capital Income Builder, Class R-6	1,701,608	97,978	264,805	27,649	122,915	1,685,345	58,982	38,996
						4,499,354
Balanced funds 12%
American Balanced Fund, Class R-6	2,745,103	203,418	576,797	70,621	166,134	2,608,479	60,506	142,912
American Funds Global Balanced Fund, Class R-6	1,384,240	79,875	252,722	34,815	61,663	1,307,871	33,341	46,534
						3,916,350
Fixed income funds 45%
The Bond Fund of America, Class R-6	2,644,692	151,102	239,202	(30,476)	76,778	2,602,894	118,784	—
American Funds Inflation Linked Bond Fund, Class R-6	2,654,289	102,924	261,088	(33,283)	132,126	2,594,968	59,392	—
Intermediate Bond Fund of America, Class R-6	1,978,348	101,148	162,204	(7,225)	46,024	1,956,091	85,000	—
American Funds Mortgage Fund, Class R-6	1,959,497	130,290	188,545	(25,776)	77,445	1,952,911	92,092	—
U.S. Government Securities Fund, Class R-6	1,649,090	87,070	144,960	(21,693)	57,321	1,626,828	72,387	—
American Funds Multi-Sector Income Fund, Class R-6	1,330,248	85,104	120,526	723	10,239	1,305,788	85,104	—
American High-Income Trust, Class R-6	965,238	77,781	72,408	(1,256)	11,281	980,636	65,997	—
American Funds Strategic Bond Fund, Class R-6 (c)	956,886	82,074	104,958	(5,870)	47,058	975,190	19,065	—
Capital World Bond Fund, Class R-6	657,898	40,866	59,626	(7,563)	19,478	651,053	26,149	—
						14,646,359
Total 100%				$736,331	$1,296,283	$32,515,179	$1,045,182	$885,351

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Affiliated issuer during the reporting period but no longer held at 10/31/2025.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	20

American Funds 2020 Target Date Retirement Fund®
Investment portfolio October 31, 2025
Designed for investors who retired in or near 2020.

Growth funds 2%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	8,452,498	$239,121
AMCAP Fund, Class R-6	2,419,669	119,895
		359,016
Growth-and-income funds 22%
American Mutual Fund, Class R-6	14,310,015	889,510
Capital World Growth and Income Fund, Class R-6	9,709,582	746,764
Washington Mutual Investors Fund, Class R-6	10,657,112	715,945
The Investment Company of America, Class R-6	6,604,630	449,247
Fundamental Investors, Class R-6	4,371,741	418,988
		3,220,454
Equity-income funds 18%
The Income Fund of America, Class R-6	66,283,301	1,812,185
Capital Income Builder, Class R-6	11,317,511	894,876
		2,707,061
Balanced funds 12%
American Balanced Fund, Class R-6	29,596,113	1,163,127
American Funds Global Balanced Fund, Class R-6	14,315,206	596,801
		1,759,928
Fixed income funds 46%
The Bond Fund of America, Class R-6	108,114,148	1,241,150
American Funds Inflation Linked Bond Fund, Class R-6	123,126,562	1,210,334
Intermediate Bond Fund of America, Class R-6	75,365,018	959,397
American Funds Mortgage Fund, Class R-6	102,163,749	913,344
U.S. Government Securities Fund, Class R-6	50,640,118	615,278
American Funds Multi-Sector Income Fund, Class R-6	64,426,512	612,052
American Funds Strategic Bond Fund, Class R-6	50,907,113	478,527
American High-Income Trust, Class R-6	46,560,638	460,950
Capital World Bond Fund, Class R-6	18,813,730	309,674
Short-Term Bond Fund of America, Class R-6	5,837,770	56,159
		6,856,865
Total investment securities 100% (cost: $12,493,188,000)		14,903,324
Other assets less liabilities 0%		(2,639)
Net assets 100%		$14,900,685

21	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund® (continued)
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 2%
American Funds Global Insight Fund, Class R-6	$318,422	$3,854	$129,584	$23,770	$22,659	$239,121	$3,854	$—
AMCAP Fund, Class R-6	160,521	15,266	69,016	26,678	(13,554)	119,895	941	14,325
						359,016
Growth-and-income funds 22%
American Mutual Fund, Class R-6	944,583	67,411	178,549	63,270	(7,205)	889,510	17,690	39,159
Capital World Growth and Income Fund, Class R-6	783,419	70,229	209,009	57,268	44,857	746,764	14,650	44,221
Washington Mutual Investors Fund, Class R-6	785,755	77,116	189,392	60,924	(18,458)	715,945	12,161	61,359
The Investment Company of America, Class R-6	469,836	46,602	122,803	53,967	1,645	449,247	5,846	37,938
Fundamental Investors, Class R-6	469,990	48,664	153,079	63,563	(10,150)	418,988	6,043	40,094
International Growth and Income Fund, Class R-6 (b)	2,187	10	2,199	650	(648)	—	6	4
						3,220,454
Equity-income funds 18%
The Income Fund of America, Class R-6	1,896,368	124,183	321,400	35,695	77,339	1,812,185	76,332	40,280
Capital Income Builder, Class R-6	951,087	53,742	190,713	35,550	45,210	894,876	32,235	21,506
						2,707,061
Balanced funds 12%
American Balanced Fund, Class R-6	1,261,505	93,725	298,529	34,890	71,536	1,163,127	27,771	65,954
American Funds Global Balanced Fund, Class R-6	635,631	36,703	119,764	6,881	37,350	596,801	15,324	21,379
						1,759,928
Fixed income funds 46%
The Bond Fund of America, Class R-6	1,265,117	57,830	103,353	(10,332)	31,888	1,241,150	55,878	—
American Funds Inflation Linked Bond Fund, Class R-6	1,267,976	28,381	131,149	(9,978)	55,104	1,210,334	28,085	—
Intermediate Bond Fund of America, Class R-6	947,390	51,006	57,623	(2,732)	21,356	959,397	40,855	—
American Funds Mortgage Fund, Class R-6	941,663	47,584	99,783	(6,265)	30,145	913,344	43,068	—
U.S. Government Securities Fund, Class R-6	783,940	33,521	216,939	(32,831)	47,587	615,278	31,317	—
American Funds Multi-Sector Income Fund, Class R-6	639,160	39,836	72,163	658	4,561	612,052	39,834	—
American Funds Strategic Bond Fund, Class R-6 (c)	469,756	20,673	31,606	(823)	20,527	478,527	8,858	—
American High-Income Trust, Class R-6	483,917	31,280	59,149	(916)	5,818	460,950	31,281	—
Capital World Bond Fund, Class R-6	311,858	15,829	23,265	(3,047)	8,299	309,674	12,352	—
Short-Term Bond Fund of America, Class R-6	—	56,061	223	1	320	56,159	1,242	—
						6,856,865
Total 100%				$396,841	$476,186	$14,903,324	$505,623	$386,219

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Affiliated issuer during the reporting period but no longer held at 10/31/2025.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	22

American Funds 2015 Target Date Retirement Fund®
Investment portfolio October 31, 2025
Designed for investors who retired in or near 2015.

Growth-and-income funds 19%	Shares	Value (000)
American Mutual Fund, Class R-6	4,375,084	$271,955
Capital World Growth and Income Fund, Class R-6	2,821,514	217,003
Washington Mutual Investors Fund, Class R-6	2,808,629	188,684
The Investment Company of America, Class R-6	2,085,257	141,839
Fundamental Investors, Class R-6	891,033	85,397
		904,878
Equity-income funds 20%
The Income Fund of America, Class R-6	23,852,246	652,120
Capital Income Builder, Class R-6	3,702,868	292,786
		944,906
Balanced funds 11%
American Balanced Fund, Class R-6	8,428,247	331,230
American Funds Global Balanced Fund, Class R-6	4,110,650	171,373
		502,603
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	34,914,467	444,461
The Bond Fund of America, Class R-6	37,894,866	435,033
American Funds Inflation Linked Bond Fund, Class R-6	37,539,268	369,011
American Funds Mortgage Fund, Class R-6	32,836,378	293,557
Short-Term Bond Fund of America, Class R-6	27,052,564	260,246
American Funds Strategic Bond Fund, Class R-6	20,192,368	189,808
American Funds Multi-Sector Income Fund, Class R-6	18,987,004	180,377
American High-Income Trust, Class R-6	11,550,957	114,354
Capital World Bond Fund, Class R-6	4,655,382	76,628
		2,363,475
Total investment securities 100% (cost: $3,962,596,000)		4,715,862
Other assets less liabilities 0%		(838)
Net assets 100%		$4,715,024

23	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Fund® (continued)
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 0%
AMCAP Fund, Class R-6 (b)	$1,325	$—	$1,370	$431	$(386)	$—	$—	$—
American Funds Global Insight Fund, Class R-6 (b)	1,325	—	1,333	192	(184)	—	—	—
						—
Growth-and-income funds 19%
American Mutual Fund, Class R-6	298,815	24,827	69,166	25,108	(7,629)	271,955	5,536	12,374
Capital World Growth and Income Fund, Class R-6	247,868	21,089	82,242	22,502	7,786	217,003	4,507	13,824
Washington Mutual Investors Fund, Class R-6	199,186	22,173	44,029	14,831	(3,477)	188,684	3,128	15,695
The Investment Company of America, Class R-6	149,256	19,021	44,581	19,857	(1,714)	141,839	1,853	11,853
Fundamental Investors, Class R-6	99,881	10,914	36,587	17,911	(6,722)	85,397	1,262	8,382
						904,878
Equity-income funds 20%
The Income Fund of America, Class R-6	649,550	51,132	89,697	12,972	28,163	652,120	26,536	13,750
Capital Income Builder, Class R-6	301,225	17,336	52,272	10,579	15,918	292,786	10,290	6,767
						944,906
Balanced funds 11%
American Balanced Fund, Class R-6	351,218	25,907	76,644	11,303	19,446	331,230	7,719	18,189
American Funds Global Balanced Fund, Class R-6	200,346	11,373	53,363	5,510	7,507	171,373	4,659	6,714
						502,603
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	438,055	22,995	25,353	(965)	9,729	444,461	19,098	—
The Bond Fund of America, Class R-6	445,302	21,994	39,978	(3,144)	10,859	435,033	19,912	—
American Funds Inflation Linked Bond Fund, Class R-6	404,022	12,927	62,150	(4,480)	18,692	369,011	8,883	—
American Funds Mortgage Fund, Class R-6	298,157	15,172	27,467	(1,411)	9,106	293,557	13,818	—
Short-Term Bond Fund of America, Class R-6	233,155	30,785	5,765	(62)	2,133	260,246	10,696	—
American Funds Strategic Bond Fund, Class R-6 (c)	194,699	7,482	20,439	(1,092)	9,158	189,808	3,637	—
American Funds Multi-Sector Income Fund, Class R-6	204,771	12,357	38,309	421	1,137	180,377	12,355	—
American High-Income Trust, Class R-6	156,045	9,074	51,983	(2,241)	3,459	114,354	9,074	—
Capital World Bond Fund, Class R-6	100,993	3,603	29,362	(4,171)	5,565	76,628	3,603	—
U.S. Government Securities Fund, Class R-6 (b)	14,938	97	15,042	(2,060)	2,067	—	99	—
						2,363,475
Total 100%				$121,991	$130,613	$4,715,862	$166,665	$107,548

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Affiliated issuer during the reporting period but no longer held at 10/31/2025.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	24

American Funds 2010 Target Date Retirement Fund®
Investment portfolio October 31, 2025
Designed for investors who retired in or near 2010.

Growth-and-income funds 15%	Shares	Value (000)
American Mutual Fund, Class R-6	2,967,678	$184,471
Washington Mutual Investors Fund, Class R-6	2,296,168	154,256
Capital World Growth and Income Fund, Class R-6	1,412,701	108,651
The Investment Company of America, Class R-6	1,596,011	108,561
Fundamental Investors, Class R-6	329,125	31,543
		587,482
Equity-income funds 25%
The Income Fund of America, Class R-6	25,695,682	702,520
Capital Income Builder, Class R-6	3,436,423	271,718
		974,238
Balanced funds 9%
American Balanced Fund, Class R-6	6,909,403	271,540
American Funds Global Balanced Fund, Class R-6	1,507,760	62,858
		334,398
Fixed income funds 51%
Intermediate Bond Fund of America, Class R-6	34,705,605	441,802
The Bond Fund of America, Class R-6	34,436,041	395,326
Short-Term Bond Fund of America, Class R-6	34,652,489	333,357
American Funds Mortgage Fund, Class R-6	32,089,524	286,880
American Funds Inflation Linked Bond Fund, Class R-6	26,795,127	263,396
American Funds Strategic Bond Fund, Class R-6	17,334,333	162,943
American Funds Multi-Sector Income Fund, Class R-6	9,813,455	93,228
		1,976,932
Total investment securities 100% (cost: $3,390,548,000)		3,873,050
Other assets less liabilities 0%		(568)
Net assets 100%		$3,872,482

25	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund® (continued)
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 15%
American Mutual Fund, Class R-6	$197,264	$23,299	$48,091	$16,254	$(4,255)	$184,471	$3,713	$8,183
Washington Mutual Investors Fund, Class R-6	157,559	26,980	39,877	9,896	(302)	154,256	2,526	12,525
Capital World Growth and Income Fund, Class R-6	117,854	14,602	38,780	9,642	5,333	108,651	2,186	6,609
The Investment Company of America, Class R-6	117,855	21,630	44,869	14,382	(437)	108,561	1,462	9,369
Fundamental Investors, Class R-6	39,323	5,847	17,710	7,187	(3,104)	31,543	493	3,318
						587,482
Equity-income funds 25%
The Income Fund of America, Class R-6	711,637	70,843	124,228	11,629	32,639	702,520	28,972	15,173
Capital Income Builder, Class R-6	276,654	17,643	46,887	9,030	15,278	271,718	9,529	6,295
						974,238
Balanced funds 9%
American Balanced Fund, Class R-6	275,998	29,313	58,964	6,700	18,493	271,540	6,187	14,506
American Funds Global Balanced Fund, Class R-6	79,250	4,800	25,866	5,211	(537)	62,858	1,794	2,663
						334,398
Fixed income funds 51%
Intermediate Bond Fund of America, Class R-6	436,332	47,259	50,446	(1,844)	10,501	441,802	18,843	—
The Bond Fund of America, Class R-6	396,282	38,191	46,242	(5,270)	12,365	395,326	17,830	—
Short-Term Bond Fund of America, Class R-6	317,945	39,659	26,892	(504)	3,149	333,357	13,841	—
American Funds Mortgage Fund, Class R-6	275,693	32,202	28,549	(3,372)	10,906	286,880	13,125	—
American Funds Inflation Linked Bond Fund, Class R-6	281,286	17,681	45,526	(2,359)	12,314	263,396	6,166	—
American Funds Strategic Bond Fund, Class R-6 (b)	157,464	13,535	14,729	(648)	7,321	162,943	3,062	—
American Funds Multi-Sector Income Fund, Class R-6	123,158	8,171	38,718	481	136	93,228	6,930	—
American High-Income Trust, Class R-6 (c)	4,660	17	4,687	579	(569)	—	17	—
Capital World Bond Fund, Class R-6 (c)	4,279	3	4,230	(482)	430	—	3	—
						1,976,932
Total 100%				$76,512	$119,661	$3,873,050	$136,679	$78,641

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

(c)	Affiliated issuer during the reporting period but no longer held at 10/31/2025.
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	26

Financial statements
Statements of assets and liabilities at October 31, 2025 (dollars in thousands)

	2070 Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund
Assets:
Investment securities of affiliated issuers, at value	$333,723	$5,884,353	$18,390,672	$28,831,167	$39,831,984
Receivables for:
Sales of investments	—	—	17,506	30,497	50,990
Sales of fund’s shares	2,952	18,275	30,833	37,082	47,048
Dividends	75	1,362	4,276	6,722	9,255
Total assets	336,750	5,903,990	18,443,287	28,905,468	39,939,277
Liabilities:
Payables for:
Purchases of investments	2,282	7,034	4,277	6,722	9,255
Repurchases of fund’s shares	744	12,598	48,288	67,520	97,811
Services provided by related parties	69	844	2,183	3,390	4,808
Trustees’ deferred compensation	— *	16	78	146	225
Total liabilities	3,095	20,492	54,826	77,778	112,099

Net assets at October 31, 2025	$333,655	$5,883,498	$18,388,461	$28,827,690	$39,827,178
Net assets consist of:
Capital paid in on shares of beneficial interest	$296,716	$4,608,825	$13,451,830	$20,296,644	$27,428,203
Total distributable earnings (accumulated loss)	36,939	1,274,673	4,936,631	8,531,046	12,398,975
Net assets at October 31, 2025	$333,655	$5,883,498	$18,388,461	$28,827,690	$39,827,178
Investment securities of affiliated issuers, at cost	$301,147	$4,824,828	$14,273,593	$21,667,215	$29,354,207

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

27	American Funds Target Date Retirement Series

Financial statements (continued)
Statements of assets and liabilities at October 31, 2025  (continued)(dollars in thousands)

	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund
Assets:
Investment securities of affiliated issuers, at value	$43,932,502	$50,354,280	$53,717,988	$51,849,579	$32,515,179
Receivables for:
Sales of investments	29,532	69,790	53,627	69,148	35,265
Sales of fund’s shares	49,288	44,919	46,261	42,613	25,981
Dividends	10,863	16,161	35,417	50,961	42,906
Total assets	44,022,185	50,485,150	53,853,293	52,012,301	32,619,331
Liabilities:
Payables for:
Purchases of investments	10,864	16,161	35,418	50,962	42,906
Repurchases of fund’s shares	78,859	114,742	99,896	111,720	61,258
Services provided by related parties	5,619	6,510	7,318	7,151	4,679
Trustees’ deferred compensation	256	319	354	393	311
Total liabilities	95,598	137,732	142,986	170,226	109,154

Net assets at October 31, 2025	$43,926,587	$50,347,418	$53,710,307	$51,842,075	$32,510,177
Net assets consist of:
Capital paid in on shares of beneficial interest	$30,196,789	$34,577,919	$39,285,879	$39,168,937	$25,502,967
Total distributable earnings (accumulated loss)	13,729,798	15,769,499	14,424,428	12,673,138	7,007,210
Net assets at October 31, 2025	$43,926,587	$50,347,418	$53,710,307	$51,842,075	$32,510,177
Investment securities of affiliated issuers, at cost	$32,344,705	$37,072,559	$41,935,949	$41,837,067	$27,389,382

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	28

Financial statements (continued)
Statements of assets and liabilities at October 31, 2025  (continued)(dollars in thousands)

	2020 Fund	2015 Fund	2010 Fund
Assets:
Investment securities of affiliated issuers, at value	$14,903,324	$4,715,862	$3,873,050
Receivables for:
Sales of investments	16,767	5,573	5,275
Sales of fund’s shares	15,631	6,168	4,507
Dividends	20,003	6,923	5,869
Total assets	14,955,725	4,734,526	3,888,701
Liabilities:
Payables for:
Purchases of investments	20,003	6,923	5,869
Repurchases of fund’s shares	32,609	11,740	9,781
Services provided by related parties	2,242	772	520
Trustees’ deferred compensation	186	67	49
Total liabilities	55,040	19,502	16,219

Net assets at October 31, 2025	$14,900,685	$4,715,024	$3,872,482
Net assets consist of:
Capital paid in on shares of beneficial interest	$11,574,114	$3,683,913	$3,197,038
Total distributable earnings (accumulated loss)	3,326,571	1,031,111	675,444
Net assets at October 31, 2025	$14,900,685	$4,715,024	$3,872,482
Investment securities of affiliated issuers, at cost	$12,493,188	$3,962,596	$3,390,548
*
Amount less than one thousand.

Refer to the notes to financial statements.

29	American Funds Target Date Retirement Series

Financial statements (continued)
Statements of assets and liabilities at October 31, 2025  (continued)(dollars and shares in thousands, except per-share amounts)

		2070 Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$39,791	$551,924	$1,491,250	$2,172,029	$3,134,722
	Shares outstanding	3,077	26,710	70,606	69,998	127,501
	Net asset value per share	$12.93	$20.66	$21.12	$31.03	$24.59
Class C:	Net assets	$1,820	$38,974	$122,724	$131,995	$185,505
	Shares outstanding	142	1,920	5,964	4,391	7,804
	Net asset value per share	$12.84	$20.30	$20.58	$30.06	$23.77
Class T:	Net assets	$13	$21	$19	$19	$18
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$12.98	$20.84	$21.26	$31.15	$24.67
Class F-1:	Net assets	$214	$7,620	$45,678	$85,286	$122,950
	Shares outstanding	17	368	2,161	2,770	5,046
	Net asset value per share	$12.96	$20.71	$21.14	$30.79	$24.37
Class F-2:	Net assets	$3,024	$36,638	$114,534	$123,141	$192,147
	Shares outstanding	233	1,760	5,377	3,957	7,805
	Net asset value per share	$12.98	$20.81	$21.30	$31.12	$24.62
Class F-3:	Net assets	$248	$2,273	$15,911	$18,612	$28,718
	Shares outstanding	19	109	748	596	1,162
	Net asset value per share	$12.99	$20.86	$21.28	$31.21	$24.71
Class R-1:	Net assets	$29	$1,616	$13,235	$16,679	$25,791
	Shares outstanding	2	79	642	559	1,087
	Net asset value per share	$12.94	$20.49	$20.61	$29.82	$23.73
Class R-2:	Net assets	$20,423	$260,500	$550,048	$859,605	$1,186,918
	Shares outstanding	1,591	12,832	26,766	28,757	50,034
	Net asset value per share	$12.83	$20.30	$20.55	$29.89	$23.72
Class R-2E:	Net assets	$4,316	$39,379	$140,162	$209,776	$299,334
	Shares outstanding	335	1,924	6,742	6,927	12,492
	Net asset value per share	$12.87	$20.47	$20.79	$30.28	$23.96
Class R-3:	Net assets	$33,182	$366,859	$861,441	$1,368,527	$1,885,022
	Shares outstanding	2,574	17,863	41,221	44,843	78,022
	Net asset value per share	$12.89	$20.54	$20.90	$30.52	$24.16
Class R-4:	Net assets	$16,081	$226,600	$791,276	$1,326,672	$1,730,691
	Shares outstanding	1,243	10,958	37,439	42,831	70,571
	Net asset value per share	$12.94	$20.68	$21.13	$30.97	$24.52
Class R-5E:	Net assets	$19,703	$215,028	$536,054	$786,426	$1,092,773
	Shares outstanding	1,519	10,349	25,292	25,392	44,551
	Net asset value per share	$12.97	$20.78	$21.19	$30.97	$24.53
Class R-5:	Net assets	$4,557	$67,427	$201,423	$383,107	$474,232
	Shares outstanding	351	3,237	9,432	12,183	19,030
	Net asset value per share	$12.98	$20.83	$21.36	$31.45	$24.92
Class R-6:	Net assets	$190,254	$4,068,639	$13,504,706	$21,345,816	$29,468,357
	Shares outstanding	14,644	195,093	631,484	677,539	1,186,944
	Net asset value per share	$12.99	$20.85	$21.39	$31.50	$24.83

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	30

Financial statements (continued)
Statements of assets and liabilities at October 31, 2025  (continued)(dollars and shares in thousands, except per-share amounts)

		2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$3,405,812	$4,261,532	$4,704,425	$5,111,640	$4,046,878
	Shares outstanding	136,681	177,544	215,590	260,870	237,952
	Net asset value per share	$24.92	$24.00	$21.82	$19.59	$17.01
Class C:	Net assets	$185,074	$205,427	$233,434	$233,640	$158,739
	Shares outstanding	7,665	8,823	11,010	12,271	9,590
	Net asset value per share	$24.14	$23.28	$21.20	$19.04	$16.55
Class T:	Net assets	$18	$18	$16	$15	$14
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$24.99	$24.08	$21.89	$19.64	$17.05
Class F-1:	Net assets	$155,973	$237,689	$261,342	$217,361	$104,493
	Shares outstanding	6,315	9,990	12,074	11,201	6,203
	Net asset value per share	$24.70	$23.79	$21.64	$19.41	$16.85
Class F-2:	Net assets	$213,610	$312,154	$373,683	$447,872	$315,295
	Shares outstanding	8,553	12,989	17,099	22,836	18,537
	Net asset value per share	$24.98	$24.03	$21.85	$19.61	$17.01
Class F-3:	Net assets	$25,395	$42,716	$59,743	$57,263	$37,171
	Shares outstanding	1,015	1,771	2,726	2,910	2,177
	Net asset value per share	$25.03	$24.12	$21.91	$19.67	$17.07
Class R-1:	Net assets	$42,300	$51,988	$46,589	$51,848	$18,884
	Shares outstanding	1,758	2,237	2,217	2,709	1,138
	Net asset value per share	$24.06	$23.25	$21.01	$19.14	$16.60
Class R-2:	Net assets	$1,467,197	$1,665,238	$1,808,261	$1,594,604	$1,021,465
	Shares outstanding	61,212	71,877	85,724	84,053	61,932
	Net asset value per share	$23.97	$23.17	$21.09	$18.97	$16.49
Class R-2E:	Net assets	$358,301	$412,930	$474,367	$487,613	$299,263
	Shares outstanding	14,746	17,630	22,314	25,486	18,013
	Net asset value per share	$24.30	$23.42	$21.26	$19.13	$16.61
Class R-3:	Net assets	$2,258,483	$2,537,319	$2,965,326	$2,765,642	$1,692,661
	Shares outstanding	92,333	107,373	138,132	143,269	100,971
	Net asset value per share	$24.46	$23.63	$21.47	$19.30	$16.76
Class R-4:	Net assets	$1,978,659	$2,374,326	$2,613,717	$2,685,369	$1,565,437
	Shares outstanding	79,570	99,145	120,078	137,312	92,200
	Net asset value per share	$24.87	$23.95	$21.77	$19.56	$16.98
Class R-5E:	Net assets	$1,296,041	$1,477,825	$1,495,431	$1,429,304	$927,114
	Shares outstanding	52,163	61,711	68,644	73,098	54,635
	Net asset value per share	$24.85	$23.95	$21.79	$19.55	$16.97
Class R-5:	Net assets	$535,930	$585,382	$695,915	$663,283	$393,433
	Shares outstanding	21,199	24,059	31,476	33,414	22,858
	Net asset value per share	$25.28	$24.33	$22.11	$19.85	$17.21
Class R-6:	Net assets	$32,003,794	$36,182,874	$37,978,058	$36,096,621	$21,929,330
	Shares outstanding	1,271,751	1,493,522	1,725,752	1,827,596	1,278,586
	Net asset value per share	$25.17	$24.23	$22.01	$19.75	$17.15

Refer to the notes to financial statements.

31	American Funds Target Date Retirement Series

Financial statements (continued)
Statements of assets and liabilities at October 31, 2025  (continued)(dollars and shares in thousands, except per-share amounts)

		2020 Fund	2015 Fund	2010 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$2,260,541	$820,705	$533,256
	Shares outstanding	150,243	60,244	41,406
	Net asset value per share	$15.05	$13.62	$12.88
Class C:	Net assets	$77,195	$17,800	$14,347
	Shares outstanding	5,254	1,330	1,135
	Net asset value per share	$14.69	$13.38	$12.64
Class T:	Net assets	$13	$12	$12
	Shares outstanding	1	1	1
	Net asset value per share	$15.07	$13.63	$12.89
Class F-1:	Net assets	$45,993	$13,270	$14,303
	Shares outstanding	3,083	982	1,119
	Net asset value per share	$14.92	$13.51	$12.78
Class F-2:	Net assets	$164,663	$47,873	$42,929
	Shares outstanding	10,953	3,517	3,338
	Net asset value per share	$15.03	$13.61	$12.86
Class F-3:	Net assets	$32,497	$10,109	$9,949
	Shares outstanding	2,153	740	771
	Net asset value per share	$15.09	$13.66	$12.90
Class R-1:	Net assets	$7,920	$5,570	$1,993
	Shares outstanding	534	418	156
	Net asset value per share	$14.84	$13.34	$12.78
Class R-2:	Net assets	$432,009	$133,314	$75,467
	Shares outstanding	29,428	9,995	5,970
	Net asset value per share	$14.68	$13.34	$12.64
Class R-2E:	Net assets	$139,783	$49,126	$39,601
	Shares outstanding	9,500	3,685	3,140
	Net asset value per share	$14.71	$13.33	$12.61
Class R-3:	Net assets	$727,188	$242,454	$172,332
	Shares outstanding	48,864	17,974	13,490
	Net asset value per share	$14.88	$13.49	$12.77
Class R-4:	Net assets	$811,290	$199,286	$178,360
	Shares outstanding	53,972	14,635	13,860
	Net asset value per share	$15.03	$13.62	$12.87
Class R-5E:	Net assets	$417,662	$96,295	$84,232
	Shares outstanding	27,847	7,095	6,564
	Net asset value per share	$15.00	$13.57	$12.83
Class R-5:	Net assets	$179,029	$61,764	$41,566
	Shares outstanding	11,768	4,491	3,198
	Net asset value per share	$15.21	$13.75	$13.00
Class R-6:	Net assets	$9,604,902	$3,017,446	$2,664,135
	Shares outstanding	633,906	220,498	205,814
	Net asset value per share	$15.15	$13.68	$12.94

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	32

Financial statements (continued)
Statements of operations for the year ended October 31, 2025 (dollars in thousands)

	2070 Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund
Investment income:
Income:
Dividends from affiliated issuers	$1,724	$64,742	$229,845	$376,854	$572,315
Fees and expenses*:
Distribution services	271	5,268	14,367	22,222	31,073
Transfer agent services	112	2,196	6,038	9,535	13,376
Reports to shareholders	1	33	115	185	259
Registration statement and prospectus	6	293	680	927	1,149
Trustees’ compensation	1	16	56	89	125
Auditing and legal	— †	8	26	42	58
Custodian	— †	2	7	12	17
Other	— †	1	4	6	9
Total fees and expenses	391	7,817	21,293	33,018	46,066
Net investment income (loss)	1,333	56,925	208,552	343,836	526,249
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	195	(2,612)	20,049	73,749	125,678
Net realized gain (loss) on in-kind redemptions in affiliated issuers	—	9,806	102,941	132,489	213,573
Capital gain distributions received from affiliated issuers	3,925	222,045	826,335	1,330,286	1,812,744
	4,120	229,239	949,325	1,536,524	2,151,995
Net unrealized appreciation (depreciation) on investments in affiliated issuers	32,306	636,441	1,925,654	3,015,695	3,978,564
Net realized gain (loss) and unrealized appreciation (depreciation)	36,426	865,680	2,874,979	4,552,219	6,130,559
Net increase (decrease) in net assets resulting from operations	$37,759	$922,605	$3,083,531	$4,896,055	$6,656,808

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

33	American Funds Target Date Retirement Series

Financial statements (continued)
Statements of operations for the year ended October 31, 2025  (continued)(dollars in thousands)

	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund
Investment income:
Income:
Dividends from affiliated issuers	$677,845	$871,944	$1,189,404	$1,344,517	$1,045,182
Fees and expenses*:
Distribution services	36,361	43,121	49,219	49,333	33,849
Transfer agent services	15,725	18,572	20,813	20,739	14,188
Reports to shareholders	287	335	364	363	239
Registration statement and prospectus	1,245	1,341	1,485	1,187	629
Trustees’ compensation	138	160	173	171	112
Auditing and legal	65	75	81	81	53
Custodian	19	22	24	24	16
Other	10	11	12	12	8
Total fees and expenses	53,850	63,637	72,171	71,910	49,094
Net investment income (loss)	623,995	808,307	1,117,233	1,272,607	996,088
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	166,080	267,863	339,018	506,126	626,409
Net realized gain (loss) on in-kind redemptions in affiliated issuers	299,165	478,102	452,634	304,381	109,922
Capital gain distributions received from affiliated issuers	1,960,909	2,157,553	1,964,390	1,703,171	885,351
	2,426,154	2,903,518	2,756,042	2,513,678	1,621,682
Net unrealized appreciation (depreciation) on investments in affiliated issuers	4,242,141	4,349,089	3,700,869	3,001,634	1,296,283
Net realized gain (loss) and unrealized appreciation (depreciation)	6,668,295	7,252,607	6,456,911	5,515,312	2,917,965
Net increase (decrease) in net assets resulting from operations	$7,292,290	$8,060,914	$7,574,144	$6,787,919	$3,914,053

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	34

Financial statements (continued)
Statements of operations for the year ended October 31, 2025  (continued)(dollars in thousands)

	2020 Fund	2015 Fund	2010 Fund
Investment income:
Income:
Dividends from affiliated issuers	$505,623	$166,665	$136,679
Fees and expenses*:
Distribution services	16,226	5,339	3,606
Transfer agent services	6,798	2,149	1,491
Reports to shareholders	111	36	29
Registration statement and prospectus	293	93	77
Trustees’ compensation	52	16	13
Auditing and legal	24	8	6
Custodian	7	2	2
Other	4	1	1
Total fees and expenses	23,515	7,644	5,225
Net investment income (loss)	482,108	159,021	131,454
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	358,081	109,872	71,965
Net realized gain (loss) on in-kind redemptions in affiliated issuers	38,760	12,119	4,547
Capital gain distributions received from affiliated issuers	386,219	107,548	78,641
	783,060	229,539	155,153
Net unrealized appreciation (depreciation) on investments in affiliated issuers	476,186	130,613	119,661
Net realized gain (loss) and unrealized appreciation (depreciation)	1,259,246	360,152	274,814
Net increase (decrease) in net assets resulting from operations	$1,741,354	$519,173	$406,268
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

35	American Funds Target Date Retirement Series

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	2070 Fund		2065 Fund		2060 Fund
	Year ended October 31,	Period ended October 31,	Year ended October 31,		Year ended October 31,
	2025	2024*	2025	2024	2025	2024
Operations:
Net investment income (loss)	$1,333	$22	$56,925	$35,757	$208,552	$173,404
Net realized gain (loss)	4,120	—	229,239	66,608	949,325	341,481
Net unrealized appreciation (depreciation)	32,306	270	636,441	525,726	1,925,654	2,480,829
Net increase (decrease) in net assets resulting from operations	37,759	292	922,605	628,091	3,083,531	2,995,714
Distributions paid to shareholders	(334)	—	(101,289)	(37,836)	(464,056)	(237,831)
Net capital share transactions	270,667	25,271	1,402,975	1,383,086	1,463,290	2,532,750
Total increase (decrease) in net assets	308,092	25,563	2,224,291	1,973,341	4,082,765	5,290,633
Net assets:
Beginning of year	25,563	—	3,659,207	1,685,866	14,305,696	9,015,063
End of year	$333,655	$25,563	$5,883,498	$3,659,207	$18,388,461	$14,305,696

	2055 Fund		2050 Fund		2045 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$343,836	$302,807	$526,249	$471,988	$623,995	$556,695
Net realized gain (loss)	1,536,524	602,055	2,151,995	875,146	2,426,154	978,461
Net unrealized appreciation (depreciation)	3,015,695	4,270,561	3,978,564	6,144,930	4,242,141	6,764,563
Net increase (decrease) in net assets resulting from operations	4,896,055	5,175,423	6,656,808	7,492,064	7,292,290	8,299,719
Distributions paid to shareholders	(793,895)	(437,010)	(1,161,724)	(678,975)	(1,305,251)	(789,874)
Net capital share transactions	1,046,361	2,954,909	712,622	3,145,555	498,730	3,291,726
Total increase (decrease) in net assets	5,148,521	7,693,322	6,207,706	9,958,644	6,485,769	10,801,571
Net assets:
Beginning of year	23,679,169	15,985,847	33,619,472	23,660,828	37,440,818	26,639,247
End of year	$28,827,690	$23,679,169	$39,827,178	$33,619,472	$43,926,587	$37,440,818

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	36

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	2040 Fund		2035 Fund		2030 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$808,307	$716,374	$1,117,233	$948,312	$1,272,607	$1,139,472
Net realized gain (loss)	2,903,518	1,187,386	2,756,042	1,458,485	2,513,678	1,076,790
Net unrealized appreciation (depreciation)	4,349,089	7,853,651	3,700,869	7,342,695	3,001,634	7,139,307
Net increase (decrease) in net assets resulting from operations	8,060,914	9,757,411	7,574,144	9,749,492	6,787,919	9,355,569
Distributions paid to shareholders	(1,595,458)	(981,887)	(2,079,456)	(1,122,500)	(1,862,042)	(1,246,768)
Net capital share transactions	(527,323)	3,090,539	(265,635)	3,533,207	(2,519,231)	1,560,316
Total increase (decrease) in net assets	5,938,133	11,866,063	5,229,053	12,160,199	2,406,646	9,669,117
Net assets:
Beginning of year	44,409,285	32,543,222	48,481,254	36,321,055	49,435,429	39,766,312
End of year	$50,347,418	$44,409,285	$53,710,307	$48,481,254	$51,842,075	$49,435,429

	2025 Fund		2020 Fund		2015 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$996,088	$954,042	$482,108	$486,898	$159,021	$160,076
Net realized gain (loss)	1,621,682	997,716	783,060	454,388	229,539	139,989
Net unrealized appreciation (depreciation)	1,296,283	4,179,250	476,186	1,937,566	130,613	557,350
Net increase (decrease) in net assets resulting from operations	3,914,053	6,131,008	1,741,354	2,878,852	519,173	857,415
Distributions paid to shareholders	(1,683,945)	(1,032,983)	(785,421)	(538,800)	(250,726)	(182,412)
Net capital share transactions	(3,269,638)	(1,503,443)	(1,842,824)	(1,527,551)	(542,709)	(420,570)
Total increase (decrease) in net assets	(1,039,530)	3,594,582	(886,891)	812,501	(274,262)	254,433
Net assets:
Beginning of year	33,549,707	29,955,125	15,787,576	14,975,075	4,989,286	4,734,853
End of year	$32,510,177	$33,549,707	$14,900,685	$15,787,576	$4,715,024	$4,989,286

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

37	American Funds Target Date Retirement Series

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	2010 Fund
	Year ended October 31,
	2025	2024
Operations:
Net investment income (loss)	$131,454	$130,650
Net realized gain (loss)	155,153	89,147
Net unrealized appreciation (depreciation)	119,661	426,415
Net increase (decrease) in net assets resulting from operations	406,268	646,212
Distributions paid to shareholders	(196,715)	(142,737)
Net capital share transactions	(306,960)	(238,393)
Total increase (decrease) in net assets	(97,407)	265,082
Net assets:
Beginning of year	3,969,889	3,704,807
End of year	$3,872,482	$3,969,889
*
For the period May 3, 2024, commencement of operations, to October 31, 2024.
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	38

Notes to financial statements
1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of 13 funds (the "funds") — American Funds 2070 Target Date Retirement Fund (“2070 Fund”), American Funds 2065 Target Date Retirement Fund (“2065 Fund”), American Funds 2060 Target Date Retirement Fund (“2060 Fund”), American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). The assets of each fund are segregated, with each fund accounted for separately.
Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.
Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T shares of each fund are not available for purchase.
Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.
2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

39	American Funds Target Date Retirement Series

Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date. Distributions received by the funds that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
In-kind redemptions — The funds normally redeem shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in each fund’s statement of operations.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

American Funds Target Date Retirement Series	40

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of October 31, 2025, all of the investment securities held by each fund were classified as Level 1.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk each fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.
Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.
Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

41	American Funds Target Date Retirement Series

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.
Investing outside the United States — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

American Funds Target Date Retirement Series	42

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

43	American Funds Target Date Retirement Series

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks  associated with rising interest rates.
Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.
Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended October 31, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, cost of investments sold and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

American Funds Target Date Retirement Series	44

Additional tax basis disclosures for each fund as of October 31, 2025, were as follows (dollars in thousands):
	2070 Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Undistributed ordinary income	$274	$—	$—	$—	$23,256	$52,062
Undistributed long-term capital gains	4,151	223,689	843,302	1,406,512	1,949,430	2,124,603
Gross unrealized appreciation on investments	32,515	1,052,447	4,129,340	7,201,318	10,545,864	11,694,049
Gross unrealized depreciation on investments	—	(1,446)	(35,933)	(76,637)	(119,349)	(140,660)
Net unrealized (depreciation) appreciation on investments	32,515	1,051,001	4,093,407	7,124,681	10,426,515	11,553,389
Cost of investments	301,208	4,833,352	14,297,265	21,706,486	29,405,469	32,379,113
Reclassification from total accumulated loss/ distributable earnings to capital paid in on shares of beneficial interest	774	43,136	225,840	323,546	465,287	576,080

	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Undistributed ordinary income	$132,450	$386,027	$506,209	$411,644	$199,515	$69,417	$57,825
Undistributed long-term capital gains	2,398,786	2,288,890	2,194,367	1,516,297	729,747	214,072	151,942
Gross unrealized appreciation on investments	13,405,353	12,069,066	10,760,075	5,918,581	2,838,502	874,898	583,000
Gross unrealized depreciation on investments	(166,771)	(319,200)	(787,120)	(839,002)	(441,006)	(127,208)	(117,274)
Net unrealized (depreciation) appreciation on investments	13,238,582	11,749,866	9,972,955	5,079,579	2,397,496	747,690	465,726
Cost of investments	37,115,698	41,968,122	41,876,624	27,435,600	12,505,828	3,968,172	3,407,324
Reclassification from total accumulated loss/ distributable earnings to capital paid in on shares of beneficial interest	797,755	771,297	645,521	373,302	162,531	51,518	36,355
No distributions were paid to shareholders of the 2070 Fund during the period May 3, 2024, commencement of operations, through October 31, 2024. Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
2070 Fund
	Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$57	$1	$58
Class C	1	— *	1
Class T	— *	— *	— *
Class F-1	— *	— *	— *
Class F-2	3	— *	3
Class F-3	— *	— *	— *
Class R-1	— *	— *	— *
Class R-2	21	1	22
Class R-2E	14	1	15
Class R-3	35	1	36
Class R-4	8	— *	8
Class R-5E	22	1	23
Class R-5	9	— *	9
Class R-6	156	3	159
Total	$326	$8	$334
Refer to the end of the table(s) for footnote(s).

45	American Funds Target Date Retirement Series

2065 Fund
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$3,113	$6,219	$9,332	$2,400	$1,558	$3,958
Class C	66	466	532	87	117	204
Class T	— *	— *	— *	— *	— *	— *
Class F-1	34	69	103	30	20	50
Class F-2	257	405	662	195	104	299
Class F-3	10	15	25	8	4	12
Class R-1	1	20	21	4	7	11
Class R-2	382	3,277	3,659	651	856	1,507
Class R-2E	118	402	520	113	100	213
Class R-3	1,455	4,115	5,570	1,297	1,038	2,335
Class R-4	1,248	2,489	3,737	981	624	1,605
Class R-5E	1,472	2,417	3,889	1,012	562	1,574
Class R-5	526	805	1,331	420	220	640
Class R-6	29,080	42,828	71,908	16,834	8,594	25,428
Total	$37,762	$63,527	$101,289	$24,032	$13,804	$37,836
2060 Fund
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$10,090	$25,034	$35,124	$10,400	$8,850	$19,250
Class C	185	2,353	2,538	468	920	1,388
Class T	— *	— *	— *	— *	— *	— *
Class F-1	290	778	1,068	389	347	736
Class F-2	970	1,896	2,866	898	640	1,538
Class F-3	143	261	404	161	109	270
Class R-1	17	221	238	47	86	133
Class R-2	834	10,016	10,850	1,906	3,708	5,614
Class R-2E	486	2,323	2,809	692	857	1,549
Class R-3	3,840	14,495	18,335	4,954	5,413	10,367
Class R-4	5,465	13,708	19,173	5,740	4,881	10,621
Class R-5E	4,454	9,126	13,580	4,313	3,191	7,504
Class R-5	1,802	3,418	5,220	1,773	1,237	3,010
Class R-6	124,599	227,252	351,851	104,932	70,919	175,851
Total	$153,175	$310,881	$464,056	$136,673	$101,158	$237,831
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	46

2055 Fund
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$16,136	$39,148	$55,284	$16,861	$14,769	$31,630
Class C	257	2,729	2,986	597	1,165	1,762
Class T	— *	— *	— *	— *	— *	— *
Class F-1	635	1,580	2,215	669	599	1,268
Class F-2	1,160	2,251	3,411	1,149	843	1,992
Class F-3	196	356	552	206	143	349
Class R-1	32	330	362	67	131	198
Class R-2	1,681	17,061	18,742	3,520	6,820	10,340
Class R-2E	820	3,814	4,634	1,279	1,633	2,912
Class R-3	7,162	25,483	32,645	8,781	9,894	18,675
Class R-4	10,118	25,236	35,354	11,542	10,120	21,662
Class R-5E	7,131	14,496	21,627	7,023	5,364	12,387
Class R-5	3,662	6,908	10,570	3,943	2,834	6,777
Class R-6	215,228	390,285	605,513	192,784	134,274	327,058
Total	$264,218	$529,677	$793,895	$248,421	$188,589	$437,010
2050 Fund
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$26,725	$57,366	$84,091	$27,704	$23,290	$50,994
Class C	560	3,886	4,446	978	1,753	2,731
Class T	— *	— *	— *	— *	— *	— *
Class F-1	1,020	2,259	3,279	1,046	906	1,952
Class F-2	1,908	3,349	5,257	1,832	1,306	3,138
Class F-3	247	408	655	251	170	421
Class R-1	71	502	573	124	221	345
Class R-2	3,527	23,755	27,282	5,703	9,991	15,694
Class R-2E	1,522	5,582	7,104	2,070	2,504	4,574
Class R-3	11,265	35,403	46,668	14,834	15,839	30,673
Class R-4	15,263	33,859	49,122	17,701	14,992	32,693
Class R-5E	11,575	21,231	32,806	11,211	8,303	19,514
Class R-5	5,218	8,925	14,143	5,497	3,849	9,346
Class R-6	334,454	551,844	886,298	301,931	204,969	506,900
Total	$413,355	$748,369	$1,161,724	$390,882	$288,093	$678,975
Refer to the end of the table(s) for footnote(s).

47	American Funds Target Date Retirement Series

2045 Fund
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$32,583	$60,500	$93,083	$32,751	$25,731	$58,482
Class C	752	3,753	4,505	1,150	1,794	2,944
Class T	— *	— *	— *	— *	— *	— *
Class F-1	1,431	2,694	4,125	1,380	1,115	2,495
Class F-2	2,673	4,125	6,798	2,404	1,622	4,026
Class F-3	281	410	691	225	144	369
Class R-1	154	744	898	212	324	536
Class R-2	5,999	28,536	34,535	8,230	12,566	20,796
Class R-2E	2,198	6,502	8,700	2,694	3,011	5,705
Class R-3	16,383	40,927	57,310	17,965	17,604	35,569
Class R-4	19,495	37,154	56,649	21,231	16,790	38,021
Class R-5E	14,718	23,670	38,388	13,812	9,643	23,455
Class R-5	6,382	9,629	16,011	6,524	4,311	10,835
Class R-6	399,875	583,683	983,558	357,246	229,395	586,641
Total	$502,924	$802,327	$1,305,251	$465,824	$324,050	$789,874
2040 Fund
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$45,456	$76,650	$122,106	$44,285	$31,533	$75,818
Class C	1,087	4,284	5,371	1,466	1,989	3,455
Class T	— *	— *	— *	— *	— *	— *
Class F-1	2,482	4,257	6,739	2,325	1,686	4,011
Class F-2	3,731	5,307	9,038	3,335	2,049	5,384
Class F-3	537	725	1,262	397	233	630
Class R-1	257	940	1,197	291	386	677
Class R-2	8,585	32,735	41,320	10,753	14,063	24,816
Class R-2E	2,936	7,500	10,436	3,497	3,433	6,930
Class R-3	21,264	47,501	68,765	23,659	20,792	44,451
Class R-4	26,524	45,755	72,279	28,158	20,147	48,305
Class R-5E	18,940	28,033	46,973	18,091	11,494	29,585
Class R-5	7,696	10,727	18,423	7,819	4,718	12,537
Class R-6	506,831	684,718	1,191,549	457,162	268,126	725,288
Total	$646,326	$949,132	$1,595,458	$601,238	$380,649	$981,887
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	48

2035 Fund
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$67,316	$98,874	$166,190	$60,041	$31,153	$91,194
Class C	2,144	5,537	7,681	2,140	1,890	4,030
Class T	— *	— *	— *	— *	— *	— *
Class F-1	3,773	5,628	9,401	3,431	1,806	5,237
Class F-2	5,643	7,255	12,898	4,814	2,198	7,012
Class F-3	914	1,127	2,041	732	321	1,053
Class R-1	423	1,073	1,496	421	353	774
Class R-2	16,299	41,988	58,287	15,945	13,788	29,733
Class R-2E	5,126	10,175	15,301	5,168	3,500	8,668
Class R-3	36,136	64,518	100,654	33,013	20,516	53,529
Class R-4	39,159	58,483	97,642	37,694	19,637	57,331
Class R-5E	24,133	32,003	56,136	20,813	9,787	30,600
Class R-5	12,317	15,571	27,888	11,361	5,101	16,462
Class R-6	682,411	841,430	1,523,841	567,951	248,926	816,877
Total	$895,794	$1,183,662	$2,079,456	$763,524	$358,976	$1,122,500
2030 Fund
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$92,213	$72,827	$165,040	$81,419	$28,904	$110,323
Class C	3,020	3,782	6,802	3,042	1,702	4,744
Class T	— *	— *	— *	— *	— *	— *
Class F-1	3,750	2,988	6,738	3,168	1,145	4,313
Class F-2	8,452	5,958	14,410	7,234	2,290	9,524
Class F-3	959	652	1,611	974	297	1,271
Class R-1	656	812	1,468	599	331	930
Class R-2	20,188	24,888	45,076	18,858	10,349	29,207
Class R-2E	7,210	7,245	14,455	6,797	3,071	9,868
Class R-3	44,641	41,747	86,388	42,385	17,612	59,997
Class R-4	50,861	40,677	91,538	48,898	17,451	66,349
Class R-5E	29,709	21,488	51,197	25,783	8,392	34,175
Class R-5	14,335	9,950	24,285	13,063	4,075	17,138
Class R-6	805,626	547,408	1,353,034	688,852	210,077	898,929
Total	$1,081,620	$780,422	$1,862,042	$941,072	$305,696	$1,246,768
Refer to the end of the table(s) for footnote(s).

49	American Funds Target Date Retirement Series

2025 Fund
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$94,646	$94,311	$188,957	$86,871	$25,460	$112,331
Class C	2,950	4,339	7,289	3,210	1,386	4,596
Class T	— *	— *	— *	— *	— *	— *
Class F-1	2,550	2,556	5,106	2,209	657	2,866
Class F-2	7,504	6,801	14,305	6,640	1,758	8,398
Class F-3	1,010	888	1,898	957	245	1,202
Class R-1	398	580	978	408	177	585
Class R-2	18,506	26,670	45,176	17,798	7,575	25,373
Class R-2E	6,175	7,566	13,741	6,253	2,232	8,485
Class R-3	37,150	42,803	79,953	36,571	12,301	48,872
Class R-4	40,106	40,636	80,742	42,023	12,373	54,396
Class R-5E	24,788	22,982	47,770	22,693	6,156	28,849
Class R-5	11,367	10,179	21,546	11,209	2,928	14,137
Class R-6	626,200	550,284	1,176,484	575,564	147,329	722,893
Total	$873,350	$810,595	$1,683,945	$812,406	$220,577	$1,032,983
2020 Fund
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$58,714	$50,792	$109,506	$59,029	$13,025	$72,054
Class C	1,749	2,207	3,956	2,089	667	2,756
Class T	— *	— *	— *	— *	— *	— *
Class F-1	1,110	973	2,083	1,206	268	1,474
Class F-2	4,294	3,398	7,692	3,985	806	4,791
Class F-3	723	556	1,279	668	131	799
Class R-1	136	163	299	159	50	209
Class R-2	8,580	10,497	19,077	9,001	2,804	11,805
Class R-2E	3,060	3,219	6,279	3,350	905	4,255
Class R-3	17,335	17,292	34,627	19,290	4,860	24,150
Class R-4	22,425	19,643	42,068	24,083	5,359	29,442
Class R-5E	12,073	9,774	21,847	12,634	2,607	15,241
Class R-5	5,315	4,162	9,477	5,981	1,192	7,173
Class R-6	298,133	229,098	527,231	304,996	59,655	364,651
Total	$433,647	$351,774	$785,421	$446,471	$92,329	$538,800
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	50

2015 Fund
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$22,911	$17,941	$40,852	$22,377	$6,377	$28,754
Class C	404	456	860	488	206	694
Class T	— *	— *	— *	— *	— *	— *
Class F-1	408	316	724	321	92	413
Class F-2	1,468	1,057	2,525	1,456	381	1,837
Class F-3	259	181	440	216	55	271
Class R-1	98	113	211	118	46	164
Class R-2	2,862	3,097	5,959	2,927	1,177	4,104
Class R-2E	1,173	1,091	2,264	1,140	394	1,534
Class R-3	6,452	5,734	12,186	6,568	2,140	8,708
Class R-4	5,518	4,391	9,909	6,165	1,772	7,937
Class R-5E	3,001	2,211	5,212	3,258	871	4,129
Class R-5	2,048	1,456	3,504	2,108	543	2,651
Class R-6	97,753	68,327	166,080	96,730	24,486	121,216
Total	$144,355	$106,371	$250,726	$143,872	$38,540	$182,412
2010 Fund
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$15,262	$10,530	$25,792	$14,849	$3,803	$18,652
Class C	349	340	689	391	144	535
Class T	— *	— *	— *	— *	— *	— *
Class F-1	362	247	609	279	72	351
Class F-2	1,268	808	2,076	1,302	306	1,608
Class F-3	307	190	497	279	64	343
Class R-1	60	55	115	51	18	69
Class R-2	1,559	1,487	3,046	1,650	579	2,229
Class R-2E	1,042	854	1,896	993	307	1,300
Class R-3	4,282	3,357	7,639	4,348	1,277	5,625
Class R-4	5,166	3,658	8,824	6,004	1,550	7,554
Class R-5E	2,699	1,758	4,457	2,764	666	3,430
Class R-5	1,412	890	2,302	1,603	372	1,975
Class R-6	85,673	53,100	138,773	80,665	18,401	99,066
Total	$119,441	$77,274	$196,715	$115,178	$27,559	$142,737
*
Amount less than one thousand.
6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in each fund’s financial highlights tables.
Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of

51	American Funds Target Date Retirement Series

average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50
For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. This share class reimburses CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of October 31, 2025, unreimbursed expenses subject to reimbursement totaled less than $1,000 for 2070 Fund’s Class A shares. There were no unreimbursed expenses subject to reimbursement on any other funds.
Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
For the year ended October 31, 2025, the class-specific expenses of each fund under these agreements were as follows
(dollars in thousands):
2070 Fund
Share class	Distribution services	Transfer agent services
Class A	$63	$18
Class C	9	1
Class T	—	— *
Class F-1	— *	— *
Class F-2	Not applicable	1
Class F-3	Not applicable	— *
Class R-1	— *	— *
Class R-2	77	37
Class R-2E	17	5
Class R-3	85	25
Class R-4	20	8
Class R-5E	Not applicable	14
Class R-5	Not applicable	1
Class R-6	Not applicable	2
Total class-specific expenses	$271	$112
Refer to the end of the table(s) for footnote(s).
2065 Fund
Share class	Distribution services	Transfer agent services
Class A	$1,173	$361
Class C	319	26
Class T	—	— *
Class F-1	14	6
Class F-2	Not applicable	25
Class F-3	Not applicable	— *
Class R-1	13	1
Class R-2	1,645	759
Class R-2E	182	59
Class R-3	1,473	431
Class R-4	449	180
Class R-5E	Not applicable	255
Class R-5	Not applicable	28
Class R-6	Not applicable	65
Total class-specific expenses	$5,268	$2,196

American Funds Target Date Retirement Series	52

2060 Fund
Share class	Distribution services	Transfer agent services
Class A	$3,212	$1,048
Class C	1,115	92
Class T	—	— *
Class F-1	100	45
Class F-2	Not applicable	86
Class F-3	Not applicable	— *
Class R-1	112	11
Class R-2	3,668	1,696
Class R-2E	720	238
Class R-3	3,699	1,088
Class R-4	1,741	704
Class R-5E	Not applicable	695
Class R-5	Not applicable	91
Class R-6	Not applicable	244
Total class-specific expenses	$14,367	$6,038
2055 Fund
Share class	Distribution services	Transfer agent services
Class A	$4,668	$1,553
Class C	1,203	100
Class T	—	— *
Class F-1	189	84
Class F-2	Not applicable	96
Class F-3	Not applicable	— *
Class R-1	149	15
Class R-2	5,847	2,704
Class R-2E	1,105	367
Class R-3	6,056	1,784
Class R-4	3,005	1,219
Class R-5E	Not applicable	1,039
Class R-5	Not applicable	176
Class R-6	Not applicable	398
Total class-specific expenses	$22,222	$9,535
2050 Fund
Share class	Distribution services	Transfer agent services
Class A	$6,756	$2,268
Class C	1,707	142
Class T	—	— *
Class F-1	274	122
Class F-2	Not applicable	144
Class F-3	Not applicable	— *
Class R-1	230	23
Class R-2	8,152	3,778
Class R-2E	1,606	533
Class R-3	8,354	2,464
Class R-4	3,994	1,624
Class R-5E	Not applicable	1,497
Class R-5	Not applicable	224
Class R-6	Not applicable	557
Total class-specific expenses	$31,073	$13,376
2045 Fund
Share class	Distribution services	Transfer agent services
Class A	$7,276	$2,474
Class C	1,711	142
Class T	—	— *
Class F-1	342	152
Class F-2	Not applicable	175
Class F-3	Not applicable	— *
Class R-1	365	36
Class R-2	10,086	4,671
Class R-2E	1,921	639
Class R-3	10,096	2,977
Class R-4	4,564	1,855
Class R-5E	Not applicable	1,743
Class R-5	Not applicable	252
Class R-6	Not applicable	609
Total class-specific expenses	$36,361	$15,725
2040 Fund
Share class	Distribution services	Transfer agent services
Class A	$9,329	$3,113
Class C	1,942	161
Class T	—	— *
Class F-1	528	235
Class F-2	Not applicable	236
Class F-3	Not applicable	1
Class R-1	462	45
Class R-2	11,571	5,360
Class R-2E	2,213	736
Class R-3	11,545	3,407
Class R-4	5,531	2,250
Class R-5E	Not applicable	2,048
Class R-5	Not applicable	279
Class R-6	Not applicable	701
Total class-specific expenses	$43,121	$18,572
Refer to the end of the table(s) for footnote(s).
2035 Fund
Share class	Distribution services	Transfer agent services
Class A	$10,646	$3,495
Class C	2,201	182
Class T	—	— *
Class F-1	601	269
Class F-2	Not applicable	284
Class F-3	Not applicable	1
Class R-1	442	43
Class R-2	12,887	5,974
Class R-2E	2,594	864
Class R-3	13,688	4,038
Class R-4	6,160	2,507
Class R-5E	Not applicable	2,060
Class R-5	Not applicable	345
Class R-6	Not applicable	751
Total class-specific expenses	$49,219	$20,813

53	American Funds Target Date Retirement Series

2030 Fund
Share class	Distribution services	Transfer agent services
Class A	$11,971	$3,902
Class C	2,264	188
Class T	—	— *
Class F-1	494	221
Class F-2	Not applicable	348
Class F-3	Not applicable	1
Class R-1	506	50
Class R-2	11,597	5,388
Class R-2E	2,782	931
Class R-3	13,242	3,920
Class R-4	6,477	2,644
Class R-5E	Not applicable	2,070
Class R-5	Not applicable	337
Class R-6	Not applicable	739
Total class-specific expenses	$49,333	$20,739
2025 Fund
Share class	Distribution services	Transfer agent services
Class A	$9,682	$3,183
Class C	1,615	134
Class T	—	— *
Class F-1	253	115
Class F-2	Not applicable	257
Class F-3	Not applicable	1
Class R-1	213	21
Class R-2	7,762	3,616
Class R-2E	1,810	609
Class R-3	8,477	2,518
Class R-4	4,037	1,659
Class R-5E	Not applicable	1,391
Class R-5	Not applicable	212
Class R-6	Not applicable	472
Total class-specific expenses	$33,849	$14,188
2020 Fund
Share class	Distribution services	Transfer agent services
Class A	$5,279	$1,817
Class C	857	70
Class T	—	— *
Class F-1	109	49
Class F-2	Not applicable	135
Class F-3	Not applicable	1
Class R-1	71	8
Class R-2	3,335	1,554
Class R-2E	830	279
Class R-3	3,658	1,088
Class R-4	2,087	857
Class R-5E	Not applicable	634
Class R-5	Not applicable	96
Class R-6	Not applicable	210
Total class-specific expenses	$16,226	$6,798
2015 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,984	$666
Class C	190	16
Class T	—	— *
Class F-1	35	16
Class F-2	Not applicable	43
Class F-3	Not applicable	— *
Class R-1	52	5
Class R-2	1,021	476
Class R-2E	300	101
Class R-3	1,253	372
Class R-4	504	206
Class R-5E	Not applicable	148
Class R-5	Not applicable	34
Class R-6	Not applicable	66
Total class-specific expenses	$5,339	$2,149
2010 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,286	$430
Class C	154	13
Class T	—	— *
Class F-1	32	14
Class F-2	Not applicable	36
Class F-3	Not applicable	— *
Class R-1	24	2
Class R-2	557	259
Class R-2E	249	84
Class R-3	846	252
Class R-4	458	188
Class R-5E	Not applicable	134
Class R-5	Not applicable	23
Class R-6	Not applicable	56
Total class-specific expenses	$3,606	$1,491
*
Amount less than one thousand.

American Funds Target Date Retirement Series	54

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
2070 Fund	$1	$— *	$1
2065 Fund	12	4	16
2060 Fund	41	15	56
2055 Fund	66	23	89
2050 Fund	92	33	125
2045 Fund	102	36	138
2040 Fund	118	42	160
2035 Fund	128	45	173
2030 Fund	128	43	171
2025 Fund	84	28	112
2020 Fund	39	13	52
2015 Fund	12	4	16
2010 Fund	10	3	13
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.
Interfund lending — Pursuant to an exemptive order issued by the SEC, each fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits each fund to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. Each fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2025.
7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the year ended October 31, 2025, as follows (dollars in thousands):
	Purchases	Sales
2070 Fund	$284,136	$8,485
2065 Fund	1,802,068	220,943
2060 Fund	3,330,168	1,294,719
2055 Fund	4,248,052	2,319,857
2050 Fund	5,059,599	3,167,650
2045 Fund	5,364,200	3,583,918
2040 Fund	5,686,760	4,842,569
2035 Fund	5,156,792	4,402,388
2030 Fund	4,118,955	5,505,254
2025 Fund	2,232,018	5,285,343
2020 Fund	1,019,506	2,769,831
2015 Fund	340,258	863,287
2010 Fund	411,675	702,151

55	American Funds Target Date Retirement Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):
2070 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$35,706	3,115	$58	5	$(5,619)	(467)	$30,145	2,653
Class C	1,641	144	1	— [2]	(163)	(13)	1,479	131
Class T	—	—	—	—	—	—	—	—
Class F-1	192	16	—	—	— [2]	— [2]	192	16
Class F-2	2,606	227	3	— [2]	(189)	(16)	2,420	211
Class F-3	226	18	—	—	—	—	226	18
Class R-1	14	1	— [2]	— [2]	— [2]	— [2]	14	1
Class R-2	19,917	1,722	22	2	(5,578)	(493)	14,361	1,231
Class R-2E	3,538	312	14	1	(171)	(14)	3,381	299
Class R-3	30,230	2,602	36	3	(5,272)	(443)	24,994	2,162
Class R-4	16,807	1,466	8	1	(3,586)	(303)	13,229	1,164
Class R-5E	17,287	1,490	23	2	(2,065)	(179)	15,245	1,313
Class R-5	4,157	355	9	1	(470)	(41)	3,696	315
Class R-6	200,143	17,070	159	14	(39,017)	(3,209)	161,285	13,875
Total net increase (decrease)	$332,464	28,538	$333	29	$(62,130)	(5,178)	$270,667	23,389
For the period May 3, 2024[3] to October 31, 2024
Class A	$5,225	488	$—	—	$(697)	(64)	$4,528	424
Class C	120	11	—	—	(1)	— [2]	119	11
Class T	10	1	—	—	—	—	10	1
Class F-1	10	1	—	—	—	—	10	1
Class F-2	239	22	—	—	(1)	— [2]	238	22
Class F-3	10	1	—	—	—	—	10	1
Class R-1	10	1	—	—	— [2]	— [2]	10	1
Class R-2	3,913	366	—	—	(66)	(6)	3,847	360
Class R-2E	390	36	—	—	(1)	— [2]	389	36
Class R-3	4,959	467	—	—	(588)	(55)	4,371	412
Class R-4	1,124	106	—	—	(288)	(27)	836	79
Class R-5E	2,563	240	—	—	(363)	(34)	2,200	206
Class R-5	420	38	—	—	(21)	(2)	399	36
Class R-6	9,213	855	—	—	(909)	(86)	8,304	769
Total net increase (decrease)	$28,206	2,633	$—	—	$(2,935)	(274)	$25,271	2,359
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	56

2065 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$157,165	8,577	$9,330	527	$(52,537)	(2,845)	$113,958	6,259
Class C	12,168	679	531	30	(5,228)	(289)	7,471	420
Class T	—	—	—	—	—	—	—	—
Class F-1	3,657	197	103	6	(1,230)	(67)	2,530	136
Class F-2	12,668	687	662	37	(5,603)	(299)	7,727	425
Class F-3	1,514	79	24	1	(368)	(19)	1,170	61
Class R-1	368	20	21	1	(156)	(8)	233	13
Class R-2	93,671	5,160	3,658	209	(63,152)	(3,448)	34,177	1,921
Class R-2E	20,978	1,150	520	30	(9,684)	(534)	11,814	646
Class R-3	148,999	8,133	5,568	315	(77,341)	(4,193)	77,226	4,255
Class R-4	101,377	5,505	3,733	211	(56,974)	(3,078)	48,136	2,638
Class R-5E	89,352	4,813	3,889	218	(49,556)	(2,637)	43,685	2,394
Class R-5	21,901	1,185	1,330	75	(13,634)	(752)	9,597	508
Class R-6	1,862,032	100,575	71,907	4,033	(888,688)	(47,551)	1,045,251	57,057
Total net increase (decrease)	$2,525,850	136,760	$101,276	5,693	$(1,224,151)	(65,720)	$1,402,975	76,733
Year ended October 31, 2024
Class A	$132,740	8,103	$3,956	257	$(33,836)	(2,045)	$102,860	6,315
Class C	10,306	637	205	14	(3,549)	(218)	6,962	433
Class T	—	—	—	—	—	—	—	—
Class F-1	1,838	111	50	3	(1,323)	(81)	565	33
Class F-2	10,127	617	299	19	(3,890)	(235)	6,536	401
Class F-3	238	14	12	1	(92)	(6)	158	9
Class R-1	279	17	11	1	(276)	(17)	14	1
Class R-2	90,541	5,605	1,506	99	(39,089)	(2,383)	52,958	3,321
Class R-2E	11,446	700	213	14	(5,413)	(329)	6,246	385
Class R-3	118,227	7,218	2,332	152	(51,992)	(3,167)	68,567	4,203
Class R-4	79,061	4,804	1,603	105	(37,230)	(2,259)	43,434	2,650
Class R-5E	74,060	4,463	1,573	102	(26,814)	(1,629)	48,819	2,936
Class R-5	21,809	1,342	639	41	(8,213)	(503)	14,235	880
Class R-6	1,349,501	81,236	25,420	1,644	(343,189)	(20,466)	1,031,732	62,414
Total net increase (decrease)	$1,900,173	114,867	$37,819	2,452	$(554,906)	(33,338)	$1,383,086	83,981
Refer to the end of the table(s) for footnote(s).

57	American Funds Target Date Retirement Series

2060 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$246,793	13,166	$35,001	1,934	$(154,469)	(8,194)	$127,325	6,906
Class C	20,194	1,103	2,536	143	(25,084)	(1,358)	(2,354)	(112)
Class T	—	—	—	—	—	—	—	—
Class F-1	7,769	412	1,061	59	(8,046)	(430)	784	41
Class F-2	27,640	1,455	2,860	157	(20,305)	(1,056)	10,195	556
Class F-3	6,081	311	405	22	(4,089)	(231)	2,397	102
Class R-1	2,948	161	238	13	(1,753)	(95)	1,433	79
Class R-2	137,376	7,491	10,844	612	(126,142)	(6,840)	22,078	1,263
Class R-2E	40,380	2,173	2,809	157	(29,914)	(1,591)	13,275	739
Class R-3	253,728	13,611	18,328	1,021	(191,757)	(10,246)	80,299	4,386
Class R-4	228,105	12,136	19,166	1,057	(200,592)	(10,594)	46,679	2,599
Class R-5E	187,602	9,912	13,579	748	(161,402)	(8,499)	39,779	2,161
Class R-5	46,467	2,456	5,210	286	(38,291)	(2,006)	13,386	736
Class R-6	3,841,403	202,692	351,840	19,247	(3,085,229)	(161,340)	1,108,014	60,599
Total net increase (decrease)	$5,046,486	267,079	$463,877	25,456	$(4,047,073)	(212,480)	$1,463,290	80,055
Year ended October 31, 2024
Class A	$235,319	14,026	$19,163	1,214	$(126,695)	(7,506)	$127,787	7,734
Class C	20,359	1,243	1,387	89	(19,162)	(1,163)	2,584	169
Class T	—	—	—	—	—	—	—	—
Class F-1	6,704	400	733	47	(10,633)	(638)	(3,196)	(191)
Class F-2	23,053	1,360	1,535	97	(12,568)	(741)	12,020	716
Class F-3	2,702	160	270	17	(4,296)	(252)	(1,324)	(75)
Class R-1	2,380	144	133	9	(2,158)	(131)	355	22
Class R-2	131,285	7,972	5,612	363	(106,392)	(6,441)	30,505	1,894
Class R-2E	36,770	2,201	1,549	99	(28,415)	(1,710)	9,904	590
Class R-3	223,499	13,356	10,361	661	(196,227)	(11,634)	37,633	2,383
Class R-4	210,628	12,482	10,619	672	(157,055)	(9,284)	64,192	3,870
Class R-5E	153,972	9,086	7,505	475	(113,368)	(6,824)	48,109	2,737
Class R-5	45,214	2,670	3,003	188	(34,296)	(2,048)	13,921	810
Class R-6	3,430,348	201,446	175,822	11,036	(1,415,910)	(82,827)	2,190,260	129,655
Total net increase (decrease)	$4,522,233	266,546	$237,692	14,967	$(2,227,175)	(131,199)	$2,532,750	150,314
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	58

2055 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$296,673	10,755	$55,244	2,077	$(224,793)	(8,126)	$127,124	4,706
Class C	18,892	707	2,984	115	(28,641)	(1,072)	(6,765)	(250)
Class T	—	—	—	—	—	—	—	—
Class F-1	14,128	515	2,208	84	(11,910)	(433)	4,426	166
Class F-2	25,404	921	3,403	128	(23,990)	(856)	4,817	193
Class F-3	3,107	113	550	21	(3,669)	(134)	(12)	—
Class R-1	2,998	111	362	14	(3,073)	(115)	287	10
Class R-2	191,348	7,165	18,738	727	(204,999)	(7,653)	5,087	239
Class R-2E	49,346	1,827	4,634	178	(42,613)	(1,563)	11,367	442
Class R-3	343,771	12,623	32,627	1,244	(318,237)	(11,643)	58,161	2,224
Class R-4	292,794	10,639	35,345	1,331	(336,745)	(12,153)	(8,606)	(183)
Class R-5E	242,789	8,773	21,622	816	(229,696)	(8,286)	34,715	1,303
Class R-5	62,955	2,257	10,521	391	(60,502)	(2,153)	12,974	495
Class R-6	4,927,763	176,481	605,499	22,475	(4,730,476)	(167,660)	802,786	31,296
Total net increase (decrease)	$6,471,968	232,887	$793,737	29,601	$(6,219,344)	(221,847)	$1,046,361	40,641
Year ended October 31, 2024
Class A	$288,348	11,657	$31,592	1,359	$(193,002)	(7,776)	$126,938	5,240
Class C	19,345	805	1,761	78	(25,269)	(1,046)	(4,163)	(163)
Class T	—	—	—	—	—	—	—	—
Class F-1	10,710	435	1,263	55	(8,578)	(348)	3,395	142
Class F-2	24,860	1,006	1,988	86	(17,253)	(696)	9,595	396
Class F-3	2,335	93	349	15	(2,316)	(91)	368	17
Class R-1	3,142	131	198	9	(2,823)	(116)	517	24
Class R-2	188,332	7,843	10,335	457	(181,483)	(7,525)	17,184	775
Class R-2E	42,554	1,753	2,912	127	(48,651)	(2,023)	(3,185)	(143)
Class R-3	314,474	12,838	18,665	813	(277,872)	(11,321)	55,267	2,330
Class R-4	289,366	11,727	21,659	933	(265,366)	(10,710)	45,659	1,950
Class R-5E	183,762	7,395	12,386	535	(150,120)	(6,155)	46,028	1,775
Class R-5	68,619	2,743	6,748	287	(74,101)	(2,996)	1,266	34
Class R-6	4,498,774	179,085	326,131	13,861	(2,168,865)	(85,718)	2,656,040	107,228
Total net increase (decrease)	$5,934,621	237,511	$435,987	18,615	$(3,415,699)	(136,521)	$2,954,909	119,605
Refer to the end of the table(s) for footnote(s).

59	American Funds Target Date Retirement Series

2050 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$363,175	16,555	$83,985	3,975	$(314,018)	(14,285)	$133,142	6,245
Class C	24,195	1,139	4,442	216	(40,453)	(1,908)	(11,816)	(553)
Class T	—	—	—	—	—	—	—	—
Class F-1	18,049	834	3,266	156	(17,039)	(787)	4,276	203
Class F-2	42,091	1,913	5,235	248	(28,894)	(1,322)	18,432	839
Class F-3	9,057	413	654	31	(3,309)	(151)	6,402	293
Class R-1	3,788	178	572	28	(4,026)	(186)	334	20
Class R-2	229,964	10,819	27,254	1,328	(259,564)	(12,152)	(2,346)	(5)
Class R-2E	59,880	2,802	7,104	343	(53,642)	(2,470)	13,342	675
Class R-3	431,274	19,904	46,655	2,241	(415,303)	(19,225)	62,626	2,920
Class R-4	320,476	14,663	49,114	2,329	(422,145)	(19,168)	(52,555)	(2,176)
Class R-5E	293,689	13,340	32,805	1,558	(335,719)	(15,249)	(9,225)	(351)
Class R-5	68,699	3,093	14,142	662	(80,794)	(3,587)	2,047	168
Class R-6	5,851,008	264,880	886,286	41,649	(6,189,331)	(278,218)	547,963	28,311
Total net increase (decrease)	$7,715,345	350,533	$1,161,514	54,764	$(8,164,237)	(368,708)	$712,622	36,589
Year ended October 31, 2024
Class A	$346,167	17,597	$50,930	2,750	$(282,498)	(14,306)	$114,599	6,041
Class C	26,894	1,411	2,729	152	(38,713)	(2,022)	(9,090)	(459)
Class T	—	—	—	—	—	—	—	—
Class F-1	19,043	984	1,942	106	(15,751)	(812)	5,234	278
Class F-2	35,736	1,809	3,121	169	(28,153)	(1,424)	10,704	554
Class F-3	3,154	162	421	23	(3,468)	(175)	107	10
Class R-1	3,360	175	344	19	(4,137)	(214)	(433)	(20)
Class R-2	229,424	12,012	15,680	870	(236,455)	(12,323)	8,649	559
Class R-2E	54,819	2,843	4,574	252	(68,755)	(3,622)	(9,362)	(527)
Class R-3	378,555	19,470	30,660	1,679	(482,287)	(24,468)	(73,072)	(3,319)
Class R-4	327,429	16,684	32,688	1,769	(402,149)	(20,321)	(42,032)	(1,868)
Class R-5E	236,248	11,953	19,512	1,057	(191,350)	(9,788)	64,410	3,222
Class R-5	64,576	3,239	9,346	499	(83,344)	(4,238)	(9,422)	(500)
Class R-6	5,642,376	283,485	506,476	27,171	(3,063,589)	(152,923)	3,085,263	157,733
Total net increase (decrease)	$7,367,781	371,824	$678,423	36,516	$(4,900,649)	(246,636)	$3,145,555	161,704
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	60

2045 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$383,321	17,197	$92,971	4,339	$(351,451)	(15,765)	$124,841	5,771
Class C	26,114	1,208	4,503	215	(43,555)	(2,018)	(12,938)	(595)
Class T	—	—	—	—	—	—	—	—
Class F-1	27,578	1,249	4,100	193	(19,199)	(868)	12,479	574
Class F-2	47,516	2,126	6,773	316	(58,961)	(2,641)	(4,672)	(199)
Class F-3	7,935	353	688	32	(4,759)	(213)	3,864	172
Class R-1	6,371	290	898	43	(3,837)	(176)	3,432	157
Class R-2	257,086	11,954	34,513	1,663	(302,640)	(14,039)	(11,041)	(422)
Class R-2E	70,389	3,241	8,700	415	(62,789)	(2,862)	16,300	794
Class R-3	465,927	21,274	57,289	2,715	(451,688)	(20,546)	71,528	3,443
Class R-4	363,545	16,410	56,623	2,647	(479,895)	(21,467)	(59,727)	(2,410)
Class R-5E	336,240	15,076	38,383	1,799	(349,771)	(15,724)	24,852	1,151
Class R-5	79,838	3,545	16,008	738	(88,929)	(3,911)	6,917	372
Class R-6	6,192,787	276,352	983,543	45,555	(6,853,435)	(303,348)	322,895	18,559
Total net increase (decrease)	$8,264,647	370,275	$1,304,992	60,670	$(9,070,909)	(403,578)	$498,730	27,367
Year ended October 31, 2024
Class A	$373,087	18,638	$58,407	3,100	$(311,373)	(15,504)	$120,121	6,234
Class C	24,518	1,260	2,942	160	(39,091)	(1,998)	(11,631)	(578)
Class T	—	—	—	—	—	—	—	—
Class F-1	22,512	1,122	2,481	132	(22,418)	(1,151)	2,575	103
Class F-2	46,558	2,305	4,014	213	(31,706)	(1,565)	18,866	953
Class F-3	5,794	293	368	19	(3,346)	(165)	2,816	147
Class R-1	4,886	250	536	30	(4,975)	(250)	447	30
Class R-2	263,250	13,594	20,788	1,138	(272,276)	(13,999)	11,762	733
Class R-2E	68,783	3,508	5,705	309	(88,419)	(4,562)	(13,931)	(745)
Class R-3	423,534	21,419	35,552	1,916	(394,746)	(19,940)	64,340	3,395
Class R-4	358,470	17,954	38,007	2,022	(404,548)	(20,138)	(8,071)	(162)
Class R-5E	251,828	12,526	23,455	1,250	(209,022)	(10,544)	66,261	3,232
Class R-5	71,530	3,518	10,834	569	(89,616)	(4,449)	(7,252)	(362)
Class R-6	5,801,451	286,856	586,380	30,927	(3,342,408)	(164,063)	3,045,423	153,720
Total net increase (decrease)	$7,716,201	383,243	$789,469	41,785	$(5,213,944)	(258,328)	$3,291,726	166,700
Refer to the end of the table(s) for footnote(s).

61	American Funds Target Date Retirement Series

2040 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$508,278	23,460	$121,967	5,872	$(465,852)	(21,518)	$164,393	7,814
Class C	30,566	1,462	5,363	265	(54,031)	(2,573)	(18,102)	(846)
Class T	—	—	—	—	—	—	—	—
Class F-1	41,689	1,928	6,694	325	(37,235)	(1,723)	11,148	530
Class F-2	75,549	3,485	8,982	433	(55,835)	(2,598)	28,696	1,320
Class F-3	10,235	461	1,262	61	(6,357)	(296)	5,140	226
Class R-1	8,877	421	1,197	59	(5,973)	(284)	4,101	196
Class R-2	278,338	13,304	41,310	2,047	(333,749)	(15,885)	(14,101)	(534)
Class R-2E	77,283	3,668	10,436	513	(67,499)	(3,184)	20,220	997
Class R-3	491,055	23,088	68,753	3,354	(527,016)	(24,731)	32,792	1,711
Class R-4	406,219	18,899	72,219	3,484	(566,863)	(26,213)	(88,425)	(3,830)
Class R-5E	353,354	16,345	46,957	2,269	(401,640)	(18,436)	(1,329)	178
Class R-5	81,059	3,718	18,422	877	(98,216)	(4,457)	1,265	138
Class R-6	6,347,546	292,013	1,191,544	56,984	(8,212,211)	(377,751)	(673,121)	(28,754)
Total net increase (decrease)	$8,710,048	402,252	$1,595,106	76,543	$(10,832,477)	(499,649)	$(527,323)	(20,854)
Year ended October 31, 2024
Class A	$470,234	24,159	$75,738	4,123	$(410,600)	(20,974)	$135,372	7,308
Class C	27,910	1,475	3,454	192	(47,193)	(2,492)	(15,829)	(825)
Class T	—	—	—	—	—	—	—	—
Class F-1	40,757	2,090	3,986	219	(30,752)	(1,576)	13,991	733
Class F-2	61,981	3,156	5,359	292	(44,253)	(2,258)	23,087	1,190
Class F-3	15,431	804	629	34	(9,659)	(488)	6,401	350
Class R-1	5,233	275	676	38	(5,020)	(264)	889	49
Class R-2	265,849	14,051	24,795	1,387	(293,554)	(15,420)	(2,910)	18
Class R-2E	68,460	3,578	6,929	385	(95,537)	(5,071)	(20,148)	(1,108)
Class R-3	472,395	24,528	44,418	2,447	(558,935)	(28,819)	(42,122)	(1,844)
Class R-4	412,168	21,180	48,278	2,632	(500,792)	(25,493)	(40,346)	(1,681)
Class R-5E	266,549	13,611	29,583	1,617	(272,098)	(13,936)	24,034	1,292
Class R-5	72,896	3,689	12,536	675	(99,677)	(5,062)	(14,245)	(698)
Class R-6	6,401,844	325,036	725,162	39,218	(4,104,641)	(207,066)	3,022,365	157,188
Total net increase (decrease)	$8,581,707	437,632	$981,543	53,259	$(6,472,711)	(328,919)	$3,090,539	161,972
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	62

2035 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$594,121	29,644	$165,972	8,649	$(573,433)	(28,675)	$186,660	9,618
Class C	33,372	1,715	7,671	409	(55,056)	(2,836)	(14,013)	(712)
Class T	—	—	—	—	—	—	—	—
Class F-1	48,616	2,443	9,355	491	(51,983)	(2,617)	5,988	317
Class F-2	94,238	4,693	12,558	655	(66,651)	(3,342)	40,145	2,006
Class F-3	24,594	1,205	2,039	106	(13,211)	(649)	13,422	662
Class R-1	6,058	315	1,494	80	(7,629)	(388)	(77)	7
Class R-2	306,354	15,823	58,224	3,119	(399,396)	(20,511)	(34,818)	(1,569)
Class R-2E	89,895	4,602	15,300	815	(83,297)	(4,256)	21,898	1,161
Class R-3	581,558	29,583	100,642	5,316	(612,646)	(31,088)	69,554	3,811
Class R-4	489,350	24,668	97,617	5,097	(653,857)	(32,825)	(66,890)	(3,060)
Class R-5E	397,486	19,906	56,134	2,935	(409,722)	(20,439)	43,898	2,402
Class R-5	89,899	4,454	27,883	1,437	(145,400)	(7,197)	(27,618)	(1,306)
Class R-6	6,861,528	341,678	1,523,805	78,954	(8,889,117)	(442,045)	(503,784)	(21,413)
Total net increase (decrease)	$9,617,069	480,729	$2,078,694	108,063	$(11,961,398)	(596,868)	$(265,635)	(8,076)
Year ended October 31, 2024
Class A	$551,086	29,964	$91,065	5,213	$(491,958)	(26,649)	$150,193	8,528
Class C	35,362	1,976	4,026	235	(49,268)	(2,751)	(9,880)	(540)
Class T	—	—	—	—	—	—	—	—
Class F-1	42,832	2,324	5,215	301	(44,009)	(2,406)	4,038	219
Class F-2	75,131	4,067	6,832	391	(60,109)	(3,280)	21,854	1,178
Class F-3	8,830	484	1,052	60	(9,389)	(510)	493	34
Class R-1	5,818	328	772	46	(6,875)	(381)	(285)	(7)
Class R-2	300,446	16,784	29,711	1,744	(341,929)	(19,002)	(11,772)	(474)
Class R-2E	91,558	5,111	8,669	507	(119,175)	(6,705)	(18,948)	(1,087)
Class R-3	546,625	30,092	53,486	3,100	(538,234)	(29,574)	61,877	3,618
Class R-4	483,026	26,322	57,315	3,288	(594,149)	(32,108)	(53,808)	(2,498)
Class R-5E	303,624	16,534	30,600	1,757	(281,877)	(15,314)	52,347	2,977
Class R-5	92,266	4,950	16,455	933	(112,064)	(6,031)	(3,343)	(148)
Class R-6	6,958,404	374,963	816,801	46,488	(4,434,764)	(237,402)	3,340,441	184,049
Total net increase (decrease)	$9,495,008	513,899	$1,121,999	64,063	$(7,083,800)	(382,113)	$3,533,207	195,849
Refer to the end of the table(s) for footnote(s).

63	American Funds Target Date Retirement Series

2030 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$633,036	34,986	$164,599	9,465	$(752,899)	(41,506)	$44,736	2,945
Class C	33,032	1,877	6,786	399	(66,145)	(3,763)	(26,327)	(1,487)
Class T	—	—	—	—	—	—	—	—
Class F-1	45,659	2,540	6,712	390	(42,802)	(2,397)	9,569	533
Class F-2	118,373	6,467	14,307	824	(96,470)	(5,322)	36,210	1,969
Class F-3	21,560	1,194	1,611	92	(12,104)	(672)	11,067	614
Class R-1	5,600	317	1,468	86	(11,329)	(631)	(4,261)	(228)
Class R-2	260,839	14,829	45,040	2,657	(378,962)	(21,463)	(73,083)	(3,977)
Class R-2E	89,924	5,096	14,455	848	(112,566)	(6,344)	(8,187)	(400)
Class R-3	529,375	29,672	86,362	5,027	(720,574)	(40,367)	(104,837)	(5,668)
Class R-4	495,812	27,514	91,535	5,272	(740,138)	(41,035)	(152,791)	(8,249)
Class R-5E	355,062	19,623	51,194	2,954	(443,866)	(24,365)	(37,610)	(1,788)
Class R-5	86,722	4,757	24,282	1,381	(151,137)	(8,230)	(40,133)	(2,092)
Class R-6	6,316,267	347,399	1,353,030	77,405	(9,842,881)	(540,386)	(2,173,584)	(115,582)
Total net increase (decrease)	$8,991,261	496,271	$1,861,381	106,800	$(13,371,873)	(736,481)	$(2,519,231)	(133,410)
Year ended October 31, 2024
Class A	$600,992	35,827	$110,085	6,850	$(646,893)	(38,511)	$64,184	4,166
Class C	34,322	2,099	4,742	302	(64,416)	(3,941)	(25,352)	(1,540)
Class T	—	—	—	—	—	—	—	—
Class F-1	41,300	2,473	4,305	270	(40,661)	(2,447)	4,944	296
Class F-2	101,142	6,021	9,459	589	(98,617)	(5,841)	11,984	769
Class F-3	13,715	811	1,270	79	(20,342)	(1,199)	(5,357)	(309)
Class R-1	8,701	524	919	58	(9,039)	(545)	581	37
Class R-2	275,420	16,846	29,200	1,863	(361,563)	(22,046)	(56,943)	(3,337)
Class R-2E	94,200	5,723	9,868	626	(122,831)	(7,542)	(18,763)	(1,193)
Class R-3	522,236	31,465	59,975	3,777	(684,152)	(41,042)	(101,941)	(5,800)
Class R-4	474,075	28,376	66,348	4,136	(705,169)	(41,934)	(164,746)	(9,422)
Class R-5E	285,483	16,991	34,175	2,134	(335,102)	(19,916)	(15,444)	(791)
Class R-5	93,295	5,496	17,135	1,056	(129,822)	(7,608)	(19,392)	(1,056)
Class R-6	6,659,625	393,947	898,880	55,658	(5,671,944)	(333,646)	1,886,561	115,959
Total net increase (decrease)	$9,204,506	546,599	$1,246,361	77,398	$(8,890,551)	(526,218)	$1,560,316	97,779
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	64

2025 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$399,180	25,116	$188,249	12,369	$(697,735)	(43,939)	$(110,306)	(6,454)
Class C	18,912	1,221	7,285	488	(56,107)	(3,626)	(29,910)	(1,917)
Class T	—	—	—	—	—	—	—	—
Class F-1	22,137	1,397	5,031	334	(31,274)	(1,987)	(4,106)	(256)
Class F-2	77,325	4,881	14,079	927	(73,586)	(4,641)	17,818	1,167
Class F-3	11,542	717	1,873	123	(14,681)	(937)	(1,266)	(97)
Class R-1	3,089	199	977	66	(10,871)	(699)	(6,805)	(434)
Class R-2	150,997	9,782	45,170	3,039	(319,160)	(20,626)	(122,993)	(7,805)
Class R-2E	60,249	3,888	13,741	920	(100,456)	(6,424)	(26,466)	(1,616)
Class R-3	303,588	19,371	79,945	5,315	(555,997)	(35,469)	(172,464)	(10,783)
Class R-4	284,727	18,006	80,726	5,311	(608,157)	(38,242)	(242,704)	(14,925)
Class R-5E	218,864	13,770	47,769	3,151	(330,456)	(20,775)	(63,823)	(3,854)
Class R-5	47,799	2,969	21,545	1,402	(132,406)	(8,244)	(63,062)	(3,873)
Class R-6	3,606,780	226,014	1,176,365	76,836	(7,226,696)	(450,959)	(2,443,551)	(148,109)
Total net increase (decrease)	$5,205,189	327,331	$1,682,755	110,281	$(10,157,582)	(636,568)	$(3,269,638)	(198,956)
Year ended October 31, 2024
Class A	$404,919	26,857	$111,981	7,717	$(693,141)	(45,961)	$(176,241)	(11,387)
Class C	20,729	1,414	4,589	323	(64,219)	(4,365)	(38,901)	(2,628)
Class T	—	—	—	—	—	—	—	—
Class F-1	21,659	1,434	2,849	198	(28,102)	(1,880)	(3,594)	(248)
Class F-2	68,917	4,568	8,323	574	(77,638)	(5,194)	(398)	(52)
Class F-3	11,835	772	1,200	83	(16,088)	(1,060)	(3,053)	(205)
Class R-1	4,074	273	585	41	(7,740)	(527)	(3,081)	(213)
Class R-2	174,248	11,878	25,362	1,789	(290,292)	(19,757)	(90,682)	(6,090)
Class R-2E	59,931	4,058	8,485	596	(107,251)	(7,302)	(38,835)	(2,648)
Class R-3	315,204	21,207	48,850	3,404	(544,816)	(36,493)	(180,762)	(11,882)
Class R-4	301,884	20,123	54,296	3,747	(637,961)	(42,289)	(281,781)	(18,419)
Class R-5E	198,607	13,192	28,849	1,995	(294,454)	(19,566)	(66,998)	(4,379)
Class R-5	59,660	3,910	14,126	965	(121,619)	(7,992)	(47,833)	(3,117)
Class R-6	4,120,514	271,495	722,866	49,545	(5,414,664)	(355,443)	(571,284)	(34,403)
Total net increase (decrease)	$5,762,181	381,181	$1,032,361	70,977	$(8,297,985)	(547,829)	$(1,503,443)	(95,671)
Refer to the end of the table(s) for footnote(s).

65	American Funds Target Date Retirement Series

2020 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$135,747	9,599	$109,065	8,079	$(381,799)	(27,062)	$(136,987)	(9,384)
Class C	6,433	469	3,953	298	(36,646)	(2,665)	(26,260)	(1,898)
Class T	—	—	—	—	—	—	—	—
Class F-1	7,963	569	2,081	156	(10,088)	(721)	(44)	4
Class F-2	37,394	2,641	7,387	549	(36,848)	(2,623)	7,933	567
Class F-3	9,624	674	1,279	95	(5,078)	(360)	5,825	409
Class R-1	942	68	299	22	(915)	(65)	326	25
Class R-2	57,577	4,170	19,074	1,438	(130,386)	(9,389)	(53,735)	(3,781)
Class R-2E	21,738	1,581	6,280	474	(35,973)	(2,607)	(7,955)	(552)
Class R-3	111,816	8,005	34,614	2,585	(236,817)	(17,010)	(90,387)	(6,420)
Class R-4	102,071	7,276	42,066	3,118	(259,502)	(18,424)	(115,365)	(8,030)
Class R-5E	84,627	6,029	21,847	1,625	(146,158)	(10,385)	(39,684)	(2,731)
Class R-5	14,289	1,009	9,476	695	(50,328)	(3,513)	(26,563)	(1,809)
Class R-6	1,534,808	108,433	527,222	38,881	(3,421,958)	(241,170)	(1,359,928)	(93,856)
Total net increase (decrease)	$2,125,029	150,523	$784,643	58,015	$(4,752,496)	(335,994)	$(1,842,824)	(127,456)
Year ended October 31, 2024
Class A	$144,244	10,793	$71,757	5,554	$(410,069)	(30,716)	$(194,068)	(14,369)
Class C	7,253	554	2,755	217	(35,471)	(2,704)	(25,463)	(1,933)
Class T	—	—	—	—	—	—	—	—
Class F-1	4,229	316	1,472	115	(12,563)	(952)	(6,862)	(521)
Class F-2	32,571	2,468	4,619	358	(48,315)	(3,655)	(11,125)	(829)
Class F-3	4,883	366	795	61	(5,167)	(384)	511	43
Class R-1	760	58	209	16	(3,285)	(248)	(2,316)	(174)
Class R-2	67,575	5,158	11,789	928	(134,552)	(10,259)	(55,188)	(4,173)
Class R-2E	24,108	1,847	4,256	335	(54,807)	(4,208)	(26,443)	(2,026)
Class R-3	109,858	8,278	24,134	1,883	(268,985)	(20,285)	(134,993)	(10,124)
Class R-4	128,732	9,595	29,384	2,276	(301,984)	(22,515)	(143,868)	(10,644)
Class R-5E	80,498	6,031	15,241	1,185	(153,072)	(11,427)	(57,333)	(4,211)
Class R-5	16,830	1,246	7,172	551	(58,938)	(4,328)	(34,936)	(2,531)
Class R-6	1,794,119	133,094	364,637	28,114	(2,994,223)	(221,973)	(835,467)	(60,765)
Total net increase (decrease)	$2,415,660	179,804	$538,220	41,593	$(4,481,431)	(333,654)	$(1,527,551)	(112,257)
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	66

2015 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$40,223	3,124	$40,702	3,309	$(138,552)	(10,775)	$(57,627)	(4,342)
Class C	1,762	138	859	71	(7,144)	(565)	(4,523)	(356)
Class T	—	—	—	—	—	—	—	—
Class F-1	3,471	271	724	59	(4,611)	(360)	(416)	(30)
Class F-2	6,871	542	2,505	204	(13,933)	(1,091)	(4,557)	(345)
Class F-3	3,111	238	441	36	(1,042)	(81)	2,510	193
Class R-1	493	39	211	18	(472)	(38)	232	19
Class R-2	17,290	1,370	5,954	491	(38,185)	(3,023)	(14,941)	(1,162)
Class R-2E	6,820	547	2,264	187	(11,853)	(932)	(2,769)	(198)
Class R-3	34,629	2,721	12,187	998	(86,144)	(6,764)	(39,328)	(3,045)
Class R-4	34,995	2,749	9,909	806	(63,380)	(4,939)	(18,476)	(1,384)
Class R-5E	24,599	1,930	5,211	426	(41,912)	(3,290)	(12,102)	(934)
Class R-5	5,068	394	3,503	283	(20,476)	(1,569)	(11,905)	(892)
Class R-6	568,135	44,234	166,079	13,481	(1,113,021)	(86,079)	(378,807)	(28,364)
Total net increase (decrease)	$747,467	58,297	$250,549	20,369	$(1,540,725)	(119,506)	$(542,709)	(40,840)
Year ended October 31, 2024
Class A	$53,726	4,384	$28,527	2,407	$(147,523)	(12,070)	$(65,270)	(5,279)
Class C	1,441	119	693	60	(9,964)	(828)	(7,830)	(649)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,545	125	413	35	(2,108)	(177)	(150)	(17)
Class F-2	8,765	717	1,820	154	(14,408)	(1,177)	(3,823)	(306)
Class F-3	375	30	270	22	(1,148)	(93)	(503)	(41)
Class R-1	752	63	165	14	(2,294)	(185)	(1,377)	(108)
Class R-2	22,310	1,840	4,101	351	(48,836)	(4,056)	(22,425)	(1,865)
Class R-2E	8,798	742	1,534	131	(15,983)	(1,348)	(5,651)	(475)
Class R-3	39,511	3,245	8,706	740	(80,148)	(6,608)	(31,931)	(2,623)
Class R-4	36,490	2,972	7,937	670	(88,012)	(7,126)	(43,585)	(3,484)
Class R-5E	19,958	1,640	4,129	351	(44,967)	(3,656)	(20,880)	(1,665)
Class R-5	5,758	465	2,651	222	(16,870)	(1,378)	(8,461)	(691)
Class R-6	617,688	50,250	121,216	10,212	(947,588)	(77,002)	(208,684)	(16,540)
Total net increase (decrease)	$817,117	66,592	$182,162	15,369	$(1,419,849)	(115,704)	$(420,570)	(33,743)
Refer to the end of the table(s) for footnote(s).

67	American Funds Target Date Retirement Series

2010 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$38,235	3,126	$25,538	2,190	$(87,914)	(7,215)	$(24,141)	(1,899)
Class C	1,630	136	688	60	(6,228)	(521)	(3,910)	(325)
Class T	—	—	—	—	—	—	—	—
Class F-1	6,028	504	607	53	(3,609)	(307)	3,026	250
Class F-2	10,234	841	2,073	178	(11,688)	(969)	619	50
Class F-3	2,031	167	497	43	(3,050)	(247)	(522)	(37)
Class R-1	334	27	115	10	(1,270)	(104)	(821)	(67)
Class R-2	15,318	1,274	3,046	264	(21,503)	(1,789)	(3,139)	(251)
Class R-2E	8,520	724	1,896	165	(15,007)	(1,256)	(4,591)	(367)
Class R-3	48,564	4,015	7,639	659	(63,303)	(5,210)	(7,100)	(536)
Class R-4	46,808	3,842	8,824	757	(92,934)	(7,616)	(37,302)	(3,017)
Class R-5E	26,626	2,195	4,457	384	(45,175)	(3,682)	(14,092)	(1,103)
Class R-5	6,479	529	2,302	196	(15,248)	(1,240)	(6,467)	(515)
Class R-6	675,315	55,279	138,766	11,871	(1,022,601)	(83,508)	(208,520)	(16,358)
Total net increase (decrease)	$886,122	72,659	$196,448	16,830	$(1,389,530)	(113,664)	$(306,960)	(24,175)
Year ended October 31, 2024
Class A	$32,510	2,787	$18,459	1,639	$(104,172)	(8,980)	$(53,203)	(4,554)
Class C	1,923	167	536	48	(7,041)	(616)	(4,582)	(401)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,506	208	351	31	(3,222)	(278)	(365)	(39)
Class F-2	8,066	697	1,605	143	(16,160)	(1,394)	(6,489)	(554)
Class F-3	1,385	118	343	31	(1,645)	(142)	83	7
Class R-1	424	36	69	6	(515)	(44)	(22)	(2)
Class R-2	13,859	1,212	2,229	201	(27,081)	(2,366)	(10,993)	(953)
Class R-2E	6,635	586	1,300	118	(11,197)	(985)	(3,262)	(281)
Class R-3	34,277	2,965	5,624	502	(66,302)	(5,727)	(26,401)	(2,260)
Class R-4	36,804	3,157	7,553	672	(77,525)	(6,664)	(33,168)	(2,835)
Class R-5E	17,955	1,527	3,429	306	(31,283)	(2,687)	(9,899)	(854)
Class R-5	4,868	414	1,944	171	(19,308)	(1,644)	(12,496)	(1,059)
Class R-6	623,654	53,235	99,065	8,774	(800,315)	(68,401)	(77,596)	(6,392)
Total net increase (decrease)	$784,866	67,109	$142,507	12,642	$(1,165,766)	(99,928)	$(238,393)	(20,177)
1
Includes exchanges between share classes of the fund.
2
Amount less than one thousand.
3
Commencement of operations.

American Funds Target Date Retirement Series	68

Financial highlights
2070 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2025	$10.84	$.09	$2.07	$2.16	$(.07 )	$— [6]	$(.07 )	$12.93	20.03%	$40	.39%	.39%	.77%	.76%
10/31/2024[7,8]	10.00	.03	.81	.84	—	—	—	10.84	8.40 [9]	5	.39 [10]	.39 [10]	.78 [10]	.63 [10]
Class C:
10/31/2025	10.81	— [6]	2.08	2.08	(.05 )	— [6]	(.05 )	12.84	19.35	2	1.08	1.08	1.46	(.01 )
10/31/2024[7,8]	10.00	— [6]	.81	.81	—	—	—	10.81	8.10 [9,11]	— [12]	.92 [10,11]	.91 [10,11]	1.30 [10,11]	.08 [10,11]
Class T:
10/31/2025	10.85	.16	2.04	2.20	(.07 )	— [6]	(.07 )	12.98	20.43 [11]	— [12]	.09 [11]	.09 [11]	.47 [11]	1.36 [11]
10/31/2024[7,8]	10.00	.05	.80	.85	—	—	—	10.85	8.50 [9,11]	— [12]	.09 [10,11]	.09 [10,11]	.48 [10,11]	.99 [10,11]
Class F-1:
10/31/2025	10.85	.08	2.10	2.18	(.07 )	— [6]	(.07 )	12.96	20.23	— [12]	.28	.28	.66	.68
10/31/2024[7,8]	10.00	.05	.80	.85	—	—	—	10.85	8.50 [9,11]	— [12]	.12 [10,11]	.11 [10,11]	.50 [10,11]	.97 [10,11]
Class F-2:
10/31/2025	10.85	.12	2.09	2.21	(.08 )	— [6]	(.08 )	12.98	20.48	3.08		.08	.46	.99
10/31/2024[7,8]	10.00	.05	.80	.85	—	—	—	10.85	8.50 [9]	— [12]	.08 [10]	.07 [10]	.46 [10]	1.02 [10]
Class F-3:
10/31/2025	10.86	.16	2.05	2.21	(.08 )	— [6]	(.08 )	12.99	20.47	— [12]	.01	.01	.39	1.31
10/31/2024[7,8]	10.00	.06	.80	.86	—	—	—	10.86	8.60 [9]	— [12]	.02 [10]	.01 [10]	.40 [10]	1.07 [10]
Class R-1:
10/31/2025	10.85	.10	2.06	2.16	(.07 )	— [6]	(.07 )	12.94	20.05 [11]	— [12]	.45 [11]	.45 [11]	.83 [11]	.84 [11]
10/31/2024[7,8]	10.00	.05	.80	.85	—	—	—	10.85	8.50 [9,11]	— [12]	.11 [10,11]	.10 [10,11]	.49 [10,11]	.98 [10,11]
Class R-2:
10/31/2025	10.81	.01	2.05	2.06	(.04 )	— [6]	(.04 )	12.83	19.16	21	1.12	1.12	1.50	.06
10/31/2024[7,8]	10.00	(.01 )	.82	.81	—	—	—	10.81	8.10 [9]	4	1.09 [10]	1.08 [10]	1.47 [10]	(.18 )[10]
Class R-2E:
10/31/2025	10.82	.07	2.05	2.12	(.07 )	— [6]	(.07 )	12.87	19.67	4.80		.80	1.18	.57
10/31/2024[7,8]	10.00	— [6]	.82	.82	—	—	—	10.82	8.20 [9]	— [12]	.79 [10]	.79 [10]	1.18 [10]	.02 [10]
Class R-3:
10/31/2025	10.82	.06	2.07	2.13	(.06 )	— [6]	(.06 )	12.89	19.78	33.65		.65	1.03	.49
10/31/2024[7,8]	10.00	.01	.81	.82	—	—	—	10.82	8.20 [9]	5	.69 [10]	.69 [10]	1.08 [10]	.21 [10]
Class R-4:
10/31/2025	10.84	.08	2.09	2.17	(.07 )	— [6]	(.07 )	12.94	20.12	16.35		.35	.73	.68
10/31/2024[7,8]	10.00	.04	.80	.84	—	—	—	10.84	8.40 [9]	1	.38 [10]	.38 [10]	.77 [10]	.66 [10]
Class R-5E:
10/31/2025	10.85	.12	2.07	2.19	(.07 )	— [6]	(.07 )	12.97	20.36	20.15		.15	.53	.97
10/31/2024[7,8]	10.00	.04	.81	.85	—	—	—	10.85	8.50 [9]	2	.17 [10]	.17 [10]	.56 [10]	.77 [10]
Class R-5:
10/31/2025	10.85	.14	2.07	2.21	(.08 )	— [6]	(.08 )	12.98	20.48	5.06		.06	.44	1.16
10/31/2024[7,8]	10.00	.03	.82	.85	—	—	—	10.85	8.50 [9]	1	.06 [10]	.06 [10]	.45 [10]	.63 [10]
Class R-6:
10/31/2025	10.86	.13	2.08	2.21	(.08 )	— [6]	(.08 )	12.99	20.48	190.01		.01	.39	1.07
10/31/2024[7,8]	10.00	.05	.81	.86	—	—	—	10.86	8.60 [9]	8	.01 [10]	.01 [10]	.40 [10]	.89 [10]
Refer to the end of the table(s) for footnote(s).

69	American Funds Target Date Retirement Series

Financial highlights (continued)
2065 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2025	$17.64	$.19	$3.27	$3.46	$(.15 )	$(.29 )	$(.44 )	$20.66	20.01%	$552	.35%	.35%	.73%	1.04%
10/31/2024	13.71	.19	4.00	4.19	(.16 )	(.10 )	(.26 )	17.64	30.88	361.36		.36	.73	1.16
10/31/2023	13.07	.15	.97	1.12	(.07 )	(.41 )	(.48 )	13.71	8.67	194.39		.39	.77	1.05
10/31/2022	16.94	.11	(3.76)	(3.65)	(.09 )	(.13 )	(.22 )	13.07	(21.75)	104.39		.39	.76	.78
10/31/2021	12.66	.10	4.27	4.37	(.08 )	(.01 )	(.09 )	16.94	34.61	54.44		.40	.77	.60
Class C:
10/31/2025	17.36	.06	3.21	3.27	(.04 )	(.29 )	(.33 )	20.30	19.16	39	1.09	1.09	1.47	.32
10/31/2024	13.52	.07	3.95	4.02	(.08 )	(.10 )	(.18 )	17.36	29.93	26	1.10	1.10	1.47	.43
10/31/2023	12.93	.04	.96	1.00	— [6]	(.41 )	(.41 )	13.52	7.91	14	1.10	1.10	1.48	.32
10/31/2022	16.80	.01	(3.73)	(3.72)	(.02 )	(.13 )	(.15 )	12.93	(22.33)	7	1.09	1.09	1.46	.07
10/31/2021	12.63	(.01 )	4.25	4.24	(.06 )	(.01 )	(.07 )	16.80	33.63	4	1.12	1.09	1.46	(.09 )
Class T:
10/31/2025	17.78	.25	3.28	3.53	(.18 )	(.29 )	(.47 )	20.84	20.33 [11]	— [12]	.09 [11]	.09 [11]	.47 [11]	1.37 [11]
10/31/2024	13.81	.25	4.02	4.27	(.20 )	(.10 )	(.30 )	17.78	31.25 [11]	— [12]	.10 [11]	.10 [11]	.47 [11]	1.52 [11]
10/31/2023	13.15	.21	.95	1.16	(.09 )	(.41 )	(.50 )	13.81	9.09 [11]	— [12]	.06 [11]	.06 [11]	.44 [11]	1.47 [11]
10/31/2022	17.01	.17	(3.79)	(3.62)	(.11 )	(.13 )	(.24 )	13.15	(21.57)[11]	— [12]	.08 [11]	.08 [11]	.45 [11]	1.14 [11]
10/31/2021	12.69	.16	4.27	4.43	(.10 )	(.01 )	(.11 )	17.01	35.01 [11]	— [12]	.24 [11]	.11 [11]	.48 [11]	1.02 [11]
Class F-1:
10/31/2025	17.68	.18	3.28	3.46	(.14 )	(.29 )	(.43 )	20.71	20.00	8.36		.36	.74	.99
10/31/2024	13.74	.19	4.01	4.20	(.16 )	(.10 )	(.26 )	17.68	30.84	4.37		.37	.74	1.18
10/31/2023	13.09	.15	.98	1.13	(.07 )	(.41 )	(.48 )	13.74	8.82	3.37		.37	.75	1.08
10/31/2022	16.96	.12	(3.78)	(3.66)	(.08 )	(.13 )	(.21 )	13.09	(21.83)	2.37		.37	.74	.81
10/31/2021	12.68	.11	4.27	4.38	(.09 )	(.01 )	(.10 )	16.96	34.73	1.42		.37	.74	.67
Class F-2:
10/31/2025	17.76	.24	3.29	3.53	(.19 )	(.29 )	(.48 )	20.81	20.31	37.09		.09	.47	1.30
10/31/2024	13.80	.24	4.01	4.25	(.19 )	(.10 )	(.29 )	17.76	31.19	24.10		.10	.47	1.43
10/31/2023	13.14	.19	.98	1.17	(.10 )	(.41 )	(.51 )	13.80	9.11	13.10		.10	.48	1.32
10/31/2022	17.01	.16	(3.78)	(3.62)	(.12 )	(.13 )	(.25 )	13.14	(21.59)	6.09		.09	.46	1.08
10/31/2021	12.69	.15	4.27	4.42	(.09 )	(.01 )	(.10 )	17.01	34.99	3.12		.10	.47	.91
Class F-3:
10/31/2025	17.79	.24	3.32	3.56	(.20 )	(.29 )	(.49 )	20.86	20.48	2.01		.01	.39	1.28
10/31/2024	13.82	.26	4.01	4.27	(.20 )	(.10 )	(.30 )	17.79	31.30	1.01		.01	.38	1.56
10/31/2023	13.16	.21	.96	1.17	(.10 )	(.41 )	(.51 )	13.82	9.17	1.01		.01	.39	1.48
10/31/2022	17.02	.17	(3.77)	(3.60)	(.13 )	(.13 )	(.26 )	13.16	(21.49)	— [12]	.01	.01	.38	1.18
10/31/2021	12.69	.17	4.27	4.44	(.10 )	(.01 )	(.11 )	17.02	35.09	— [12]	.10	.03	.40	1.08
Class R-1:
10/31/2025	17.49	.06	3.24	3.30	(.01 )	(.29 )	(.30 )	20.49	19.15	2	1.11	1.11	1.49	.31
10/31/2024	13.61	.08	3.96	4.04	(.06 )	(.10 )	(.16 )	17.49	29.92	1	1.09	1.09	1.46	.48
10/31/2023	13.01	.05	.96	1.01	—	(.41 )	(.41 )	13.61	7.93	1	1.09	1.09	1.47	.38
10/31/2022	16.91	.02	(3.76)	(3.74)	(.03 )	(.13 )	(.16 )	13.01	(22.34)	1	1.08	1.08	1.45	.14
10/31/2021	12.69	(.04 )	4.36	4.32	(.09 )	(.01 )	(.10 )	16.91	34.17	1	1.06	1.06	1.43	(.22 )
Class R-2:
10/31/2025	17.36	.06	3.20	3.26	(.03 )	(.29 )	(.32 )	20.30	19.11	260	1.10	1.10	1.48	.32
10/31/2024	13.52	.07	3.95	4.02	(.08 )	(.10 )	(.18 )	17.36	29.95	189	1.10	1.10	1.47	.42
10/31/2023	12.93	.05	.95	1.00	—	(.41 )	(.41 )	13.52	7.90	103	1.11	1.11	1.49	.35
10/31/2022	16.78	.01	(3.73)	(3.72)	— [6]	(.13 )	(.13 )	12.93	(22.33)	60	1.11	1.11	1.48	.06
10/31/2021	12.61	(.01 )	4.24	4.23	(.05 )	(.01 )	(.06 )	16.78	33.62	38	1.17	1.12	1.49	(.05 )
Class R-2E:
10/31/2025	17.50	.10	3.25	3.35	(.09 )	(.29 )	(.38 )	20.47	19.48	39.80		.80	1.18	.56
10/31/2024	13.62	.12	3.98	4.10	(.12 )	(.10 )	(.22 )	17.50	30.35	22.80		.80	1.17	.74
10/31/2023	13.01	.09	.96	1.05	(.03 )	(.41 )	(.44 )	13.62	8.24	12.80		.80	1.18	.63
10/31/2022	16.87	.05	(3.75)	(3.70)	(.03 )	(.13 )	(.16 )	13.01	(22.12)	6.81		.81	1.18	.34
10/31/2021	12.64	.04	4.25	4.29	(.05 )	(.01 )	(.06 )	16.87	34.02	3.87		.82	1.19	.25
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	70

Financial highlights (continued)
2065 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2025	$17.54	$.14	$3.25	$3.39	$(.10 )	$(.29 )	$(.39 )	$20.54	19.73%	$367	.65%	.65%	1.03%	.74%
10/31/2024	13.65	.14	3.98	4.12	(.13 )	(.10 )	(.23 )	17.54	30.46	239.66		.66	1.03	.87
10/31/2023	13.03	.11	.96	1.07	(.04 )	(.41 )	(.45 )	13.65	8.40	128.66		.66	1.04	.78
10/31/2022	16.89	.07	(3.75)	(3.68)	(.05 )	(.13 )	(.18 )	13.03	(22.00)	67.66		.66	1.03	.51
10/31/2021	12.64	.05	4.27	4.32	(.06 )	(.01 )	(.07 )	16.89	34.29	39.72		.67	1.04	.34
Class R-4:
10/31/2025	17.65	.19	3.28	3.47	(.15 )	(.29 )	(.44 )	20.68	20.06	226.36		.36	.74	1.03
10/31/2024	13.72	.19	4.00	4.19	(.16 )	(.10 )	(.26 )	17.65	30.89	147.36		.36	.73	1.16
10/31/2023	13.08	.15	.97	1.12	(.07 )	(.41 )	(.48 )	13.72	8.76	78.36		.36	.74	1.09
10/31/2022	16.95	.12	(3.77)	(3.65)	(.09 )	(.13 )	(.22 )	13.08	(21.81)	42.36		.36	.73	.82
10/31/2021	12.67	.10	4.27	4.37	(.08 )	(.01 )	(.09 )	16.95	34.63	24.42		.38	.75	.65
Class R-5E:
10/31/2025	17.73	.23	3.29	3.52	(.18 )	(.29 )	(.47 )	20.78	20.30	215.15		.15	.53	1.24
10/31/2024	13.78	.23	4.01	4.24	(.19 )	(.10 )	(.29 )	17.73	31.10	141.15		.15	.52	1.35
10/31/2023	13.13	.18	.97	1.15	(.09 )	(.41 )	(.50 )	13.78	9.00	69.16		.16	.54	1.27
10/31/2022	16.99	.14	(3.76)	(3.62)	(.11 )	(.13 )	(.24 )	13.13	(21.60)	32.16		.16	.53	1.01
10/31/2021	12.68	.14	4.27	4.41	(.09 )	(.01 )	(.10 )	16.99	34.90	16.22		.17	.54	.85
Class R-5:
10/31/2025	17.77	.26	3.28	3.54	(.19 )	(.29 )	(.48 )	20.83	20.40	67.06		.06	.44	1.37
10/31/2024	13.80	.25	4.02	4.27	(.20 )	(.10 )	(.30 )	17.77	31.30	48.06		.06	.43	1.50
10/31/2023	13.15	.19	.97	1.16	(.10 )	(.41 )	(.51 )	13.80	9.05	25.06		.06	.44	1.38
10/31/2022	17.01	.16	(3.77)	(3.61)	(.12 )	(.13 )	(.25 )	13.15	(21.53)	13.06		.06	.43	1.11
10/31/2021	12.69	.16	4.26	4.42	(.09 )	(.01 )	(.10 )	17.01	34.99	7.12		.08	.45	.98
Class R-6:
10/31/2025	17.79	.26	3.29	3.55	(.20 )	(.29 )	(.49 )	20.85	20.42	4,069.01		.01	.39	1.37
10/31/2024	13.82	.24	4.03	4.27	(.20 )	(.10 )	(.30 )	17.79	31.30	2,456.01		.01	.38	1.46
10/31/2023	13.16	.20	.97	1.17	(.10 )	(.41 )	(.51 )	13.82	9.17	1,045.01		.01	.39	1.40
10/31/2022	17.02	.17	(3.77)	(3.60)	(.13 )	(.13 )	(.26 )	13.16	(21.49)	430.01		.01	.38	1.15
10/31/2021	12.69	.15	4.29	4.44	(.10 )	(.01 )	(.11 )	17.02	35.09	194.07		.03	.40	.95
Refer to the end of the table(s) for footnote(s).

71	American Funds Target Date Retirement Series

Financial highlights (continued)
2060 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2025	$18.12	$.21	$3.34	$3.55	$(.16 )	$(.39 )	$(.55 )	$21.12	20.07%	$1,491	.34%	.72%	1.09%
10/31/2024	14.14	.21	4.10	4.31	(.18 )	(.15 )	(.33 )	18.12	30.87	1,154.35		.72	1.23
10/31/2023	13.81	.16	1.00	1.16	(.07 )	(.76 )	(.83 )	14.14	8.75	791.35		.73	1.14
10/31/2022	18.27	.14	(3.98)	(3.84)	(.13 )	(.49 )	(.62 )	13.81	(21.77)	604.34		.71	.88
10/31/2021	13.92	.13	4.62	4.75	(.09 )	(.31 )	(.40 )	18.27	34.65	619.34		.71	.77
Class C:
10/31/2025	17.67	.07	3.26	3.33	(.03 )	(.39 )	(.42 )	20.58	19.22	123	1.08	1.46	.37
10/31/2024	13.81	.09	4.00	4.09	(.08 )	(.15 )	(.23 )	17.67	29.87	107	1.08	1.45	.52
10/31/2023	13.53	.06	.98	1.04	—	(.76 )	(.76 )	13.81	7.95	82	1.09	1.47	.41
10/31/2022	17.92	.02	(3.91)	(3.89)	(.01 )	(.49 )	(.50 )	13.53	(22.34)	67	1.08	1.45	.14
10/31/2021	13.68	.01	4.54	4.55	—	(.31 )	(.31 )	17.92	33.66	75	1.08	1.45	.04
Class T:
10/31/2025	18.23	.26	3.36	3.62	(.20 )	(.39 )	(.59 )	21.26	20.38 [11]	— [12]	.09 [11]	.47 [11]	1.37 [11]
10/31/2024	14.23	.26	4.11	4.37	(.22 )	(.15 )	(.37 )	18.23	31.14 [11]	— [12]	.10 [11]	.47 [11]	1.52 [11]
10/31/2023	13.88	.22	1.00	1.22	(.11 )	(.76 )	(.87 )	14.23	9.12 [11]	— [12]	.06 [11]	.44 [11]	1.49 [11]
10/31/2022	18.34	.18	(3.99)	(3.81)	(.16 )	(.49 )	(.65 )	13.88	(21.55)[11]	— [12]	.08 [11]	.45 [11]	1.15 [11]
10/31/2021	13.97	.17	4.62	4.79	(.11 )	(.31 )	(.42 )	18.34	34.86 [11]	— [12]	.15 [11]	.52 [11]	.99 [11]
Class F-1:
10/31/2025	18.13	.20	3.34	3.54	(.14 )	(.39 )	(.53 )	21.14	20.03	46.37		.75	1.08
10/31/2024	14.14	.21	4.10	4.31	(.17 )	(.15 )	(.32 )	18.13	30.88	38.37		.74	1.26
10/31/2023	13.80	.17	.99	1.16	(.06 )	(.76 )	(.82 )	14.14	8.75	33.37		.75	1.15
10/31/2022	18.27	.13	(3.98)	(3.85)	(.13 )	(.49 )	(.62 )	13.80	(21.83)	30.38		.75	.84
10/31/2021	13.93	.12	4.62	4.74	(.09 )	(.31 )	(.40 )	18.27	34.57	31.37		.74	.73
Class F-2:
10/31/2025	18.27	.25	3.37	3.62	(.20 )	(.39 )	(.59 )	21.30	20.34	115.09		.47	1.33
10/31/2024	14.25	.25	4.14	4.39	(.22 )	(.15 )	(.37 )	18.27	31.20	88.10		.47	1.48
10/31/2023	13.91	.20	1.00	1.20	(.10 )	(.76 )	(.86 )	14.25	9.01	58.10		.48	1.40
10/31/2022	18.39	.17	(3.99)	(3.82)	(.17 )	(.49 )	(.66 )	13.91	(21.57)	48.09		.46	1.12
10/31/2021	14.00	.17	4.65	4.82	(.12 )	(.31 )	(.43 )	18.39	35.02	55.09		.46	1.00
Class F-3:
10/31/2025	18.24	.28	3.36	3.64	(.21 )	(.39 )	(.60 )	21.28	20.52	16.01		.39	1.47
10/31/2024	14.23	.28	4.11	4.39	(.23 )	(.15 )	(.38 )	18.24	31.28	12.01		.38	1.64
10/31/2023	13.89	.20	1.02	1.22	(.12 )	(.76 )	(.88 )	14.23	9.13	10.01		.39	1.35
10/31/2022	18.36	.18	(3.98)	(3.80)	(.18 )	(.49 )	(.67 )	13.89	(21.49)	4.01		.38	1.20
10/31/2021	13.98	.18	4.64	4.82	(.13 )	(.31 )	(.44 )	18.36	35.08	3.01		.38	1.07
Class R-1:
10/31/2025	17.70	.06	3.27	3.33	(.03 )	(.39 )	(.42 )	20.61	19.18	13	1.10	1.48	.32
10/31/2024	13.84	.09	4.01	4.10	(.09 )	(.15 )	(.24 )	17.70	29.87	10	1.10	1.47	.52
10/31/2023	13.56	.05	.99	1.04	—	(.76 )	(.76 )	13.84	7.94	7	1.11	1.49	.37
10/31/2022	17.98	.01	(3.92)	(3.91)	(.02 )	(.49 )	(.51 )	13.56	(22.36)	6	1.10	1.47	.09
10/31/2021	13.74	— [6]	4.56	4.56	(.01 )	(.31 )	(.32 )	17.98	33.60	6	1.11	1.48	(.01 )
Class R-2:
10/31/2025	17.65	.06	3.26	3.32	(.03 )	(.39 )	(.42 )	20.55	19.19	550	1.10	1.48	.34
10/31/2024	13.80	.08	4.00	4.08	(.08 )	(.15 )	(.23 )	17.65	29.83	450	1.10	1.47	.50
10/31/2023	13.52	.06	.98	1.04	—	(.76 )	(.76 )	13.80	7.96	326	1.11	1.49	.40
10/31/2022	17.91	.02	(3.92)	(3.90)	— [6]	(.49 )	(.49 )	13.52	(22.38)	269	1.11	1.48	.11
10/31/2021	13.68	— [6]	4.54	4.54	—	(.31 )	(.31 )	17.91	33.58	304	1.11	1.48	.02
Class R-2E:
10/31/2025	17.85	.11	3.30	3.41	(.08 )	(.39 )	(.47 )	20.79	19.53	140.80		1.18	.61
10/31/2024	13.95	.13	4.04	4.17	(.12 )	(.15 )	(.27 )	17.85	30.24	107.80		1.17	.80
10/31/2023	13.63	.10	.99	1.09	(.01 )	(.76 )	(.77 )	13.95	8.27	76.81		1.19	.72
10/31/2022	18.05	.06	(3.94)	(3.88)	(.05 )	(.49 )	(.54 )	13.63	(22.14)	61.81		1.18	.42
10/31/2021	13.77	.05	4.58	4.63	(.04 )	(.31 )	(.35 )	18.05	34.05	68.81		1.18	.30
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	72

Financial highlights (continued)
2060 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2025	$17.94	$.15	$3.30	$3.45	$(.10 )	$(.39 )	$(.49 )	$20.90	19.68%	$861	.65%	1.03%	.77%
10/31/2024	14.01	.16	4.06	4.22	(.14 )	(.15 )	(.29 )	17.94	30.47	661.65		1.02	.94
10/31/2023	13.68	.12	1.00	1.12	(.03 )	(.76 )	(.79 )	14.01	8.48	483.66		1.04	.84
10/31/2022	18.12	.09	(3.96)	(3.87)	(.08 )	(.49 )	(.57 )	13.68	(22.07)	368.66		1.03	.56
10/31/2021	13.82	.08	4.58	4.66	(.05 )	(.31 )	(.36 )	18.12	34.22	383.66		1.03	.45
Class R-4:
10/31/2025	18.13	.20	3.34	3.54	(.15 )	(.39 )	(.54 )	21.13	20.04	791.36		.74	1.08
10/31/2024	14.15	.21	4.10	4.31	(.18 )	(.15 )	(.33 )	18.13	30.85	632.36		.73	1.23
10/31/2023	13.81	.16	1.01	1.17	(.07 )	(.76 )	(.83 )	14.15	8.78	438.36		.74	1.13
10/31/2022	18.27	.13	(3.98)	(3.85)	(.12 )	(.49 )	(.61 )	13.81	(21.79)	327.36		.73	.87
10/31/2021	13.92	.12	4.62	4.74	(.08 )	(.31 )	(.39 )	18.27	34.57	381.36		.73	.73
Class R-5E:
10/31/2025	18.18	.24	3.35	3.59	(.19 )	(.39 )	(.58 )	21.19	20.27	536.15		.53	1.28
10/31/2024	14.18	.24	4.12	4.36	(.21 )	(.15 )	(.36 )	18.18	31.15	421.15		.52	1.44
10/31/2023	13.85	.19	1.00	1.19	(.10 )	(.76 )	(.86 )	14.18	8.92	289.16		.54	1.33
10/31/2022	18.31	.16	(3.98)	(3.82)	(.15 )	(.49 )	(.64 )	13.85	(21.61)	207.16		.53	1.04
10/31/2021	13.95	.16	4.63	4.79	(.12 )	(.31 )	(.43 )	18.31	34.87	187.16		.53	.95
Class R-5:
10/31/2025	18.31	.26	3.38	3.64	(.20 )	(.39 )	(.59 )	21.36	20.44	201.06		.44	1.37
10/31/2024	14.28	.26	4.14	4.40	(.22 )	(.15 )	(.37 )	18.31	31.25	159.06		.43	1.55
10/31/2023	13.94	.21	1.00	1.21	(.11 )	(.76 )	(.87 )	14.28	9.03	113.06		.44	1.45
10/31/2022	18.42	.18	(4.00)	(3.82)	(.17 )	(.49 )	(.66 )	13.94	(21.51)	95.06		.43	1.16
10/31/2021	14.03	.18	4.65	4.83	(.13 )	(.31 )	(.44 )	18.42	34.97	106.06		.43	1.05
Class R-6:
10/31/2025	18.33	.27	3.39	3.66	(.21 )	(.39 )	(.60 )	21.39	20.53	13,505.01		.39	1.42
10/31/2024	14.30	.26	4.15	4.41	(.23 )	(.15 )	(.38 )	18.33	31.26	10,467.01		.38	1.54
10/31/2023	13.95	.21	1.02	1.23	(.12 )	(.76 )	(.88 )	14.30	9.16	6,309.01		.39	1.46
10/31/2022	18.44	.19	(4.01)	(3.82)	(.18 )	(.49 )	(.67 )	13.95	(21.51)	4,166.01		.38	1.20
10/31/2021	14.04	.19	4.65	4.84	(.13 )	(.31 )	(.44 )	18.44	35.07	3,763.01		.38	1.09
Refer to the end of the table(s) for footnote(s).

73	American Funds Target Date Retirement Series

Financial highlights (continued)
2055 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2025	$26.68	$.31	$4.88	$5.19	$(.25 )	$(.59 )	$(.84 )	$31.03	19.97%	$2,172	.33%	.70%	1.12%
10/31/2024	20.86	.31	6.03	6.34	(.28 )	(.24 )	(.52 )	26.68	30.76	1,742.34		.71	1.26
10/31/2023	20.52	.25	1.46	1.71	(.12 )	(1.25)	(1.37)	20.86	8.70	1,253.35		.72	1.16
10/31/2022	27.25	.21	(5.85)	(5.64)	(.17 )	(.92 )	(1.09)	20.52	(21.58)	1,023.33		.70	.89
10/31/2021	20.85	.20	6.90	7.10	(.15 )	(.55 )	(.70 )	27.25	34.62	1,143.33		.70	.79
Class C:
10/31/2025	25.87	.11	4.73	4.84	(.06 )	(.59 )	(.65 )	30.06	19.11	132	1.07	1.44	.41
10/31/2024	20.26	.14	5.83	5.97	(.12 )	(.24 )	(.36 )	25.87	29.76	120	1.07	1.44	.56
10/31/2023	19.99	.09	1.43	1.52	—	(1.25)	(1.25)	20.26	7.92	97	1.08	1.45	.44
10/31/2022	26.59	.04	(5.72)	(5.68)	—	(.92 )	(.92 )	19.99	(22.15)	86	1.07	1.44	.16
10/31/2021	20.39	.01	6.75	6.76	(.01 )	(.55 )	(.56 )	26.59	33.59	103	1.07	1.44	.05
Class T:
10/31/2025	26.77	.39	4.89	5.28	(.31 )	(.59 )	(.90 )	31.15	20.29 [11]	— [12]	.09 [11]	.46 [11]	1.39 [11]
10/31/2024	20.94	.38	6.03	6.41	(.34 )	(.24 )	(.58 )	26.77	31.03 [11]	— [12]	.10 [11]	.47 [11]	1.54 [11]
10/31/2023	20.58	.32	1.46	1.78	(.17 )	(1.25)	(1.42)	20.94	9.05 [11]	— [12]	.06 [11]	.43 [11]	1.51 [11]
10/31/2022	27.30	.27	(5.85)	(5.58)	(.22 )	(.92 )	(1.14)	20.58	(21.36)[11]	— [12]	.08 [11]	.45 [11]	1.16 [11]
10/31/2021	20.89	.25	6.89	7.14	(.18 )	(.55 )	(.73 )	27.30	34.80 [11]	— [12]	.14 [11]	.51 [11]	1.00 [11]
Class F-1:
10/31/2025	26.48	.30	4.84	5.14	(.24 )	(.59 )	(.83 )	30.79	19.95	85.37		.74	1.09
10/31/2024	20.71	.31	5.97	6.28	(.27 )	(.24 )	(.51 )	26.48	30.71	69.37		.74	1.24
10/31/2023	20.37	.25	1.44	1.69	(.10 )	(1.25)	(1.35)	20.71	8.69	51.37		.74	1.16
10/31/2022	27.06	.20	(5.80)	(5.60)	(.17 )	(.92 )	(1.09)	20.37	(21.61)	46.38		.75	.86
10/31/2021	20.73	.19	6.84	7.03	(.15 )	(.55 )	(.70 )	27.06	34.49	56.37		.74	.74
Class F-2:
10/31/2025	26.75	.38	4.89	5.27	(.31 )	(.59 )	(.90 )	31.12	20.27	123.09		.46	1.36
10/31/2024	20.91	.38	6.03	6.41	(.33 )	(.24 )	(.57 )	26.75	31.08	101.10		.47	1.51
10/31/2023	20.57	.30	1.46	1.76	(.17 )	(1.25)	(1.42)	20.91	8.94	71.10		.47	1.42
10/31/2022	27.30	.26	(5.84)	(5.58)	(.23 )	(.92 )	(1.15)	20.57	(21.36)	56.09		.46	1.13
10/31/2021	20.89	.26	6.90	7.16	(.20 )	(.55 )	(.75 )	27.30	34.89	58.09		.46	1.02
Class F-3:
10/31/2025	26.82	.41	4.90	5.31	(.33 )	(.59 )	(.92 )	31.21	20.39	19.01		.38	1.47
10/31/2024	20.97	.40	6.04	6.44	(.35 )	(.24 )	(.59 )	26.82	31.14	16.01		.38	1.61
10/31/2023	20.61	.33	1.46	1.79	(.18 )	(1.25)	(1.43)	20.97	9.13	12.01		.38	1.53
10/31/2022	27.36	.28	(5.86)	(5.58)	(.25 )	(.92 )	(1.17)	20.61	(21.33)	10.01		.38	1.22
10/31/2021	20.93	.28	6.91	7.19	(.21 )	(.55 )	(.76 )	27.36	35.00	12.01		.38	1.10
Class R-1:
10/31/2025	25.68	.10	4.69	4.79	(.06 )	(.59 )	(.65 )	29.82	19.07	17	1.10	1.47	.37
10/31/2024	20.11	.12	5.81	5.93	(.12 )	(.24 )	(.36 )	25.68	29.78	14	1.10	1.47	.51
10/31/2023	19.86	.08	1.42	1.50	—	(1.25)	(1.25)	20.11	7.87	11	1.10	1.47	.41
10/31/2022	26.43	.03	(5.68)	(5.65)	—	(.92 )	(.92 )	19.86	(22.17)	9	1.10	1.47	.13
10/31/2021	20.31	— [6]	6.72	6.72	(.05 )	(.55 )	(.60 )	26.43	33.58	11	1.11	1.48	.01
Class R-2:
10/31/2025	25.74	.10	4.70	4.80	(.06 )	(.59 )	(.65 )	29.89	19.06	860	1.10	1.47	.37
10/31/2024	20.16	.13	5.82	5.95	(.13 )	(.24 )	(.37 )	25.74	29.76	734	1.10	1.47	.52
10/31/2023	19.90	.09	1.42	1.51	—	(1.25)	(1.25)	20.16	7.90	559	1.11	1.48	.42
10/31/2022	26.49	.03	(5.70)	(5.67)	—	(.92 )	(.92 )	19.90	(22.20)	488	1.11	1.48	.13
10/31/2021	20.32	.01	6.71	6.72	— [6]	(.55 )	(.55 )	26.49	33.53	601	1.10	1.47	.03
Class R-2E:
10/31/2025	26.06	.17	4.77	4.94	(.13 )	(.59 )	(.72 )	30.28	19.41	210.80		1.17	.64
10/31/2024	20.41	.21	5.87	6.08	(.19 )	(.24 )	(.43 )	26.06	30.11	169.81		1.18	.86
10/31/2023	20.09	.15	1.43	1.58	(.01 )	(1.25)	(1.26)	20.41	8.22	135.81		1.18	.74
10/31/2022	26.71	.10	(5.74)	(5.64)	(.06 )	(.92 )	(.98 )	20.09	(21.95)	117.81		1.18	.42
10/31/2021	20.47	.08	6.77	6.85	(.06 )	(.55 )	(.61 )	26.71	33.96	144.81		1.18	.32
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	74

Financial highlights (continued)
2055 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2025	$26.26	$.22	$4.80	$5.02	$(.17 )	$(.59 )	$(.76 )	$30.52	19.60%	$1,368	.65%	1.02%	.81%
10/31/2024	20.55	.23	5.94	6.17	(.22 )	(.24 )	(.46 )	26.26	30.34	1,119.65		1.02	.96
10/31/2023	20.22	.18	1.45	1.63	(.05 )	(1.25)	(1.30)	20.55	8.40	828.66		1.03	.86
10/31/2022	26.87	.13	(5.77)	(5.64)	(.09 )	(.92 )	(1.01)	20.22	(21.83)	701.66		1.03	.57
10/31/2021	20.59	.12	6.79	6.91	(.08 )	(.55 )	(.63 )	26.87	34.11	823.66		1.03	.47
Class R-4:
10/31/2025	26.63	.31	4.86	5.17	(.24 )	(.59 )	(.83 )	30.97	19.95	1,327.36		.73	1.10
10/31/2024	20.83	.31	6.01	6.32	(.28 )	(.24 )	(.52 )	26.63	30.71	1,145.36		.73	1.26
10/31/2023	20.48	.25	1.46	1.71	(.11 )	(1.25)	(1.36)	20.83	8.71	855.36		.73	1.16
10/31/2022	27.19	.20	(5.83)	(5.63)	(.16 )	(.92 )	(1.08)	20.48	(21.59)	710.36		.73	.88
10/31/2021	20.81	.19	6.87	7.06	(.13 )	(.55 )	(.68 )	27.19	34.50	925.36		.73	.75
Class R-5E:
10/31/2025	26.63	.36	4.86	5.22	(.29 )	(.59 )	(.88 )	30.97	20.19	786.15		.52	1.31
10/31/2024	20.82	.36	6.01	6.37	(.32 )	(.24 )	(.56 )	26.63	31.00	641.15		.52	1.45
10/31/2023	20.48	.29	1.45	1.74	(.15 )	(1.25)	(1.40)	20.82	8.91	465.16		.53	1.36
10/31/2022	27.19	.25	(5.83)	(5.58)	(.21 )	(.92 )	(1.13)	20.48	(21.43)	372.15		.52	1.07
10/31/2021	20.81	.24	6.88	7.12	(.19 )	(.55 )	(.74 )	27.19	34.81	403.16		.53	.96
Class R-5:
10/31/2025	27.02	.39	4.95	5.34	(.32 )	(.59 )	(.91 )	31.45	20.33	383.06		.43	1.40
10/31/2024	21.12	.40	6.08	6.48	(.34 )	(.24 )	(.58 )	27.02	31.10	316.06		.43	1.59
10/31/2023	20.75	.32	1.47	1.79	(.17 )	(1.25)	(1.42)	21.12	9.05	246.06		.43	1.48
10/31/2022	27.54	.27	(5.90)	(5.63)	(.24 )	(.92 )	(1.16)	20.75	(21.38)	220.06		.43	1.16
10/31/2021	21.06	.27	6.96	7.23	(.20 )	(.55 )	(.75 )	27.54	34.97	294.06		.43	1.07
Class R-6:
10/31/2025	27.07	.41	4.94	5.35	(.33 )	(.59 )	(.92 )	31.50	20.35	21,346.01		.38	1.45
10/31/2024	21.15	.40	6.11	6.51	(.35 )	(.24 )	(.59 )	27.07	31.21	17,493.01		.38	1.57
10/31/2023	20.79	.32	1.47	1.79	(.18 )	(1.25)	(1.43)	21.15	9.04	11,403.01		.38	1.49
10/31/2022	27.58	.28	(5.90)	(5.62)	(.25 )	(.92 )	(1.17)	20.79	(21.30)	8,298.01		.38	1.21
10/31/2021	21.09	.28	6.97	7.25	(.21 )	(.55 )	(.76 )	27.58	35.03	8,209.01		.38	1.10
Refer to the end of the table(s) for footnote(s).

75	American Funds Target Date Retirement Series

Financial highlights (continued)
2050 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2025	$21.24	$.28	$3.76	$4.04	$(.22 )	$(.47 )	$(.69 )	$24.59	19.56%	$3,135	.33%	.69%	1.25%
10/31/2024	16.67	.27	4.74	5.01	(.24 )	(.20 )	(.44 )	21.24	30.43	2,576.34		.70	1.38
10/31/2023	16.47	.21	1.11	1.32	(.12 )	(1.00)	(1.12)	16.67	8.37	1,921.34		.71	1.26
10/31/2022	21.72	.18	(4.53)	(4.35)	(.15 )	(.75 )	(.90 )	16.47	(20.90)	1,654.33		.70	.96
10/31/2021	16.67	.16	5.48	5.64	(.12 )	(.47 )	(.59 )	21.72	34.41	1,931.33		.69	.82
Class C:
10/31/2025	20.56	.11	3.64	3.75	(.07 )	(.47 )	(.54 )	23.77	18.64	185	1.07	1.43	.53
10/31/2024	16.15	.13	4.59	4.72	(.11 )	(.20 )	(.31 )	20.56	29.51	172	1.07	1.43	.67
10/31/2023	15.99	.09	1.07	1.16	—	(1.00)	(1.00)	16.15	7.55	142	1.08	1.45	.53
10/31/2022	21.12	.04	(4.41)	(4.37)	(.01 )	(.75 )	(.76 )	15.99	(21.48)	133	1.07	1.44	.22
10/31/2021	16.25	.01	5.33	5.34	— [6]	(.47 )	(.47 )	21.12	33.36	160	1.07	1.43	.07
Class T:
10/31/2025	21.31	.34	3.76	4.10	(.27 )	(.47 )	(.74 )	24.67	19.81 [11]	— [12]	.09 [11]	.45 [11]	1.51 [11]
10/31/2024	16.73	.33	4.74	5.07	(.29 )	(.20 )	(.49 )	21.31	30.72 [11]	— [12]	.10 [11]	.46 [11]	1.64 [11]
10/31/2023	16.51	.27	1.11	1.38	(.16 )	(1.00)	(1.16)	16.73	8.76 [11]	— [12]	.06 [11]	.43 [11]	1.59 [11]
10/31/2022	21.76	.23	(4.54)	(4.31)	(.19 )	(.75 )	(.94 )	16.51	(20.72)[11]	— [12]	.08 [11]	.45 [11]	1.23 [11]
10/31/2021	16.70	.20	5.48	5.68	(.15 )	(.47 )	(.62 )	21.76	34.61 [11]	— [12]	.14 [11]	.50 [11]	1.02 [11]
Class F-1:
10/31/2025	21.06	.26	3.73	3.99	(.21 )	(.47 )	(.68 )	24.37	19.50	123.37		.73	1.21
10/31/2024	16.53	.26	4.70	4.96	(.23 )	(.20 )	(.43 )	21.06	30.40	102.37		.73	1.33
10/31/2023	16.33	.21	1.10	1.31	(.11 )	(1.00)	(1.11)	16.53	8.38	76.37		.74	1.25
10/31/2022	21.55	.17	(4.49)	(4.32)	(.15 )	(.75 )	(.90 )	16.33	(20.95)	73.38		.75	.92
10/31/2021	16.56	.15	5.43	5.58	(.12 )	(.47 )	(.59 )	21.55	34.28	86.37		.73	.76
Class F-2:
10/31/2025	21.27	.33	3.76	4.09	(.27 )	(.47 )	(.74 )	24.62	19.81	192.09		.45	1.48
10/31/2024	16.69	.32	4.74	5.06	(.28 )	(.20 )	(.48 )	21.27	30.75	148.10		.46	1.61
10/31/2023	16.49	.26	1.10	1.36	(.16 )	(1.00)	(1.16)	16.69	8.63	107.10		.47	1.50
10/31/2022	21.74	.22	(4.52)	(4.30)	(.20 )	(.75 )	(.95 )	16.49	(20.70)	88.09		.46	1.20
10/31/2021	16.68	.21	5.48	5.69	(.16 )	(.47 )	(.63 )	21.74	34.74	97.09		.45	1.05
Class F-3:
10/31/2025	21.34	.33	3.80	4.13	(.29 )	(.47 )	(.76 )	24.71	19.93	29.01		.37	1.50
10/31/2024	16.75	.34	4.75	5.09	(.30 )	(.20 )	(.50 )	21.34	30.81	18.01		.37	1.71
10/31/2023	16.54	.27	1.11	1.38	(.17 )	(1.00)	(1.17)	16.75	8.77	14.01		.38	1.61
10/31/2022	21.80	.24	(4.53)	(4.29)	(.22 )	(.75 )	(.97 )	16.54	(20.63)	13.01		.38	1.28
10/31/2021	16.73	.22	5.49	5.71	(.17 )	(.47 )	(.64 )	21.80	34.78	12.01		.37	1.07
Class R-1:
10/31/2025	20.53	.10	3.64	3.74	(.07 )	(.47 )	(.54 )	23.73	18.61	26	1.09	1.45	.49
10/31/2024	16.14	.12	4.58	4.70	(.11 )	(.20 )	(.31 )	20.53	29.41	22	1.10	1.46	.64
10/31/2023	15.98	.08	1.08	1.16	—	(1.00)	(1.00)	16.14	7.56	18	1.10	1.47	.50
10/31/2022	21.11	.04	(4.42)	(4.38)	— [6]	(.75 )	(.75 )	15.98	(21.52)	16	1.10	1.47	.20
10/31/2021	16.24	.01	5.34	5.35	(.01 )	(.47 )	(.48 )	21.11	33.40	21	1.11	1.47	.05
Class R-2:
10/31/2025	20.53	.11	3.62	3.73	(.07 )	(.47 )	(.54 )	23.72	18.59	1,187	1.10	1.46	.49
10/31/2024	16.14	.12	4.58	4.70	(.11 )	(.20 )	(.31 )	20.53	29.42	1,027	1.10	1.46	.63
10/31/2023	15.97	.08	1.09	1.17	—	(1.00)	(1.00)	16.14	7.62	799	1.11	1.48	.51
10/31/2022	21.10	.04	(4.42)	(4.38)	—	(.75 )	(.75 )	15.97	(21.54)	726	1.11	1.48	.19
10/31/2021	16.23	.01	5.33	5.34	— [6]	(.47 )	(.47 )	21.10	33.36	902	1.10	1.46	.06
Class R-2E:
10/31/2025	20.73	.17	3.66	3.83	(.13 )	(.47 )	(.60 )	23.96	18.94	299.80		1.16	.77
10/31/2024	16.29	.19	4.62	4.81	(.17 )	(.20 )	(.37 )	20.73	29.82	245.81		1.17	.97
10/31/2023	16.10	.14	1.09	1.23	(.04 )	(1.00)	(1.04)	16.29	7.93	201.81		1.18	.82
10/31/2022	21.26	.09	(4.44)	(4.35)	(.06 )	(.75 )	(.81 )	16.10	(21.30)	180.81		1.18	.49
10/31/2021	16.34	.07	5.36	5.43	(.04 )	(.47 )	(.51 )	21.26	33.77	229.81		1.17	.34
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	76

Financial highlights (continued)
2050 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2025	$20.88	$.20	$3.70	$3.90	$(.15 )	$(.47 )	$(.62 )	$24.16	19.16%	$1,885	.65%	1.01%	.93%
10/31/2024	16.40	.21	4.66	4.87	(.19 )	(.20 )	(.39 )	20.88	30.02	1,568.65		1.01	1.08
10/31/2023	16.21	.16	1.09	1.25	(.06 )	(1.00)	(1.06)	16.40	8.06	1,286.66		1.03	.95
10/31/2022	21.40	.12	(4.47)	(4.35)	(.09 )	(.75 )	(.84 )	16.21	(21.19)	1,127.66		1.03	.64
10/31/2021	16.44	.10	5.40	5.50	(.07 )	(.47 )	(.54 )	21.40	33.97	1,362.66		1.02	.50
Class R-4:
10/31/2025	21.19	.27	3.74	4.01	(.21 )	(.47 )	(.68 )	24.52	19.47	1,731.36		.72	1.24
10/31/2024	16.63	.27	4.73	5.00	(.24 )	(.20 )	(.44 )	21.19	30.43	1,541.36		.72	1.38
10/31/2023	16.43	.21	1.10	1.31	(.11 )	(1.00)	(1.11)	16.63	8.33	1,241.36		.73	1.25
10/31/2022	21.66	.18	(4.52)	(4.34)	(.14 )	(.75 )	(.89 )	16.43	(20.90)	1,082.36		.73	.95
10/31/2021	16.62	.15	5.46	5.61	(.10 )	(.47 )	(.57 )	21.66	34.35	1,482.36		.72	.77
Class R-5E:
10/31/2025	21.19	.32	3.75	4.07	(.26 )	(.47 )	(.73 )	24.53	19.77	1,093.15		.51	1.44
10/31/2024	16.63	.31	4.72	5.03	(.27 )	(.20 )	(.47 )	21.19	30.67	952.15		.51	1.55
10/31/2023	16.43	.25	1.10	1.35	(.15 )	(1.00)	(1.15)	16.63	8.59	693.16		.53	1.45
10/31/2022	21.67	.21	(4.51)	(4.30)	(.19 )	(.75 )	(.94 )	16.43	(20.79)	584.15		.52	1.13
10/31/2021	16.63	.20	5.46	5.66	(.15 )	(.47 )	(.62 )	21.67	34.65	635.15		.51	.99
Class R-5:
10/31/2025	21.52	.34	3.81	4.15	(.28 )	(.47 )	(.75 )	24.92	19.85	474.06		.42	1.53
10/31/2024	16.88	.34	4.79	5.13	(.29 )	(.20 )	(.49 )	21.52	30.80	406.06		.42	1.70
10/31/2023	16.66	.27	1.11	1.38	(.16 )	(1.00)	(1.16)	16.88	8.70	327.06		.43	1.57
10/31/2022	21.96	.23	(4.57)	(4.34)	(.21 )	(.75 )	(.96 )	16.66	(20.70)	315.06		.43	1.24
10/31/2021	16.84	.22	5.53	5.75	(.16 )	(.47 )	(.63 )	21.96	34.79	434.06		.42	1.10
Class R-6:
10/31/2025	21.44	.35	3.80	4.15	(.29 )	(.47 )	(.76 )	24.83	19.93	29,468.01		.37	1.58
10/31/2024	16.82	.34	4.78	5.12	(.30 )	(.20 )	(.50 )	21.44	30.86	24,842.01		.37	1.68
10/31/2023	16.61	.27	1.11	1.38	(.17 )	(1.00)	(1.17)	16.82	8.73	16,836.01		.38	1.58
10/31/2022	21.89	.24	(4.55)	(4.31)	(.22 )	(.75 )	(.97 )	16.61	(20.64)	13,000.01		.38	1.28
10/31/2021	16.79	.23	5.51	5.74	(.17 )	(.47 )	(.64 )	21.89	34.84	13,630.01		.37	1.12
Refer to the end of the table(s) for footnote(s).

77	American Funds Target Date Retirement Series

Financial highlights (continued)
2045 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2025	$21.58	$.31	$3.74	$4.05	$(.25 )	$(.46 )	$(.71 )	$24.92	19.30%	$3,406	.33%	.69%	1.36%
10/31/2024	17.00	.30	4.74	5.04	(.26 )	(.20 )	(.46 )	21.58	30.08	2,825.34		.70	1.47
10/31/2023	16.80	.24	1.05	1.29	(.14 )	(.95 )	(1.09)	17.00	8.01	2,120.34		.70	1.35
10/31/2022	21.99	.20	(4.41)	(4.21)	(.15 )	(.83 )	(.98 )	16.80	(20.08)	1,843.33		.69	1.06
10/31/2021	16.96	.18	5.46	5.64	(.14 )	(.47 )	(.61 )	21.99	33.82	2,142.32		.68	.89
Class C:
10/31/2025	20.93	.14	3.62	3.76	(.09 )	(.46 )	(.55 )	24.14	18.39	185	1.07	1.43	.64
10/31/2024	16.51	.15	4.60	4.75	(.13 )	(.20 )	(.33 )	20.93	29.09	173	1.07	1.43	.76
10/31/2023	16.33	.11	1.03	1.14	(.01 )	(.95 )	(.96 )	16.51	7.26	146	1.08	1.44	.62
10/31/2022	21.41	.06	(4.30)	(4.24)	(.01 )	(.83 )	(.84 )	16.33	(20.67)	138	1.07	1.43	.32
10/31/2021	16.55	.03	5.32	5.35	(.02 )	(.47 )	(.49 )	21.41	32.80	166	1.07	1.43	.15
Class T:
10/31/2025	21.64	.36	3.75	4.11	(.30 )	(.46 )	(.76 )	24.99	19.57 [11]	— [12]	.09 [11]	.45 [11]	1.62 [11]
10/31/2024	17.05	.35	4.75	5.10	(.31 )	(.20 )	(.51 )	21.64	30.39 [11]	— [12]	.09 [11]	.45 [11]	1.74 [11]
10/31/2023	16.84	.29	1.05	1.34	(.18 )	(.95 )	(1.13)	17.05	8.34 [11]	— [12]	.06 [11]	.42 [11]	1.68 [11]
10/31/2022	22.03	.25	(4.42)	(4.17)	(.19 )	(.83 )	(1.02)	16.84	(19.90)[11]	— [12]	.08 [11]	.44 [11]	1.32 [11]
10/31/2021	16.98	.22	5.47	5.69	(.17 )	(.47 )	(.64 )	22.03	34.12 [11]	— [12]	.14 [11]	.50 [11]	1.09 [11]
Class F-1:
10/31/2025	21.40	.29	3.72	4.01	(.25 )	(.46 )	(.71 )	24.70	19.26	156.36		.72	1.31
10/31/2024	16.86	.29	4.70	4.99	(.25 )	(.20 )	(.45 )	21.40	30.04	123.37		.73	1.44
10/31/2023	16.67	.23	1.04	1.27	(.13 )	(.95 )	(1.08)	16.86	7.97	95.37		.73	1.34
10/31/2022	21.83	.19	(4.37)	(4.18)	(.15 )	(.83 )	(.98 )	16.67	(20.12)	88.38		.74	1.01
10/31/2021	16.85	.17	5.42	5.59	(.14 )	(.47 )	(.61 )	21.83	33.76	99.37		.73	.83
Class F-2:
10/31/2025	21.63	.36	3.75	4.11	(.30 )	(.46 )	(.76 )	24.98	19.58	214.09		.45	1.61
10/31/2024	17.04	.34	4.75	5.09	(.30 )	(.20 )	(.50 )	21.63	30.36	189.09		.45	1.69
10/31/2023	16.83	.28	1.06	1.34	(.18 )	(.95 )	(1.13)	17.04	8.33	133.10		.46	1.59
10/31/2022	22.03	.24	(4.41)	(4.17)	(.20 )	(.83 )	(1.03)	16.83	(19.91)	114.09		.45	1.29
10/31/2021	16.99	.23	5.46	5.69	(.18 )	(.47 )	(.65 )	22.03	34.11	127.09		.45	1.11
Class F-3:
10/31/2025	21.67	.38	3.76	4.14	(.32 )	(.46 )	(.78 )	25.03	19.69	25.01		.37	1.66
10/31/2024	17.07	.35	4.77	5.12	(.32 )	(.20 )	(.52 )	21.67	30.47	18.01		.37	1.74
10/31/2023	16.86	.29	1.07	1.36	(.20 )	(.95 )	(1.15)	17.07	8.42	12.01		.37	1.69
10/31/2022	22.06	.26	(4.41)	(4.15)	(.22 )	(.83 )	(1.05)	16.86	(19.83)	9.01		.37	1.39
10/31/2021	17.01	.24	5.47	5.71	(.19 )	(.47 )	(.66 )	22.06	34.22	11.01		.37	1.17
Class R-1:
10/31/2025	20.87	.13	3.62	3.75	(.10 )	(.46 )	(.56 )	24.06	18.37	42	1.10	1.46	.58
10/31/2024	16.47	.14	4.59	4.73	(.13 )	(.20 )	(.33 )	20.87	29.06	33	1.10	1.46	.71
10/31/2023	16.29	.10	1.04	1.14	(.01 )	(.95 )	(.96 )	16.47	7.25	26	1.10	1.46	.59
10/31/2022	21.37	.05	(4.29)	(4.24)	(.01 )	(.83 )	(.84 )	16.29	(20.71)	22	1.10	1.46	.29
10/31/2021	16.53	.02	5.32	5.34	(.03 )	(.47 )	(.50 )	21.37	32.79	28	1.11	1.47	.11
Class R-2:
10/31/2025	20.79	.13	3.61	3.74	(.10 )	(.46 )	(.56 )	23.97	18.40	1,467	1.10	1.46	.60
10/31/2024	16.41	.14	4.57	4.71	(.13 )	(.20 )	(.33 )	20.79	29.04	1,282	1.10	1.46	.72
10/31/2023	16.24	.10	1.03	1.13	(.01 )	(.95 )	(.96 )	16.41	7.20	1,000	1.10	1.46	.60
10/31/2022	21.29	.05	(4.27)	(4.22)	—	(.83 )	(.83 )	16.24	(20.68)	914	1.11	1.47	.29
10/31/2021	16.46	.02	5.29	5.31	(.01 )	(.47 )	(.48 )	21.29	32.75	1,130	1.10	1.46	.12
Class R-2E:
10/31/2025	21.07	.19	3.66	3.85	(.16 )	(.46 )	(.62 )	24.30	18.72	358.80		1.16	.88
10/31/2024	16.62	.21	4.62	4.83	(.18 )	(.20 )	(.38 )	21.07	29.44	294.81		1.17	1.06
10/31/2023	16.43	.17	1.02	1.19	(.05 )	(.95 )	(1.00)	16.62	7.56	244.81		1.17	1.00
10/31/2022	21.53	.11	(4.32)	(4.21)	(.06 )	(.83 )	(.89 )	16.43	(20.45)	272.81		1.17	.59
10/31/2021	16.63	.08	5.35	5.43	(.06 )	(.47 )	(.53 )	21.53	33.16	339.81		1.17	.41
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	78

Financial highlights (continued)
2045 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2025	$21.20	$.23	$3.67	$3.90	$(.18 )	$(.46 )	$(.64 )	$24.46	18.91%	$2,259	.65%	1.01%	1.03%
10/31/2024	16.72	.23	4.66	4.89	(.21 )	(.20 )	(.41 )	21.20	29.62	1,884.65		1.01	1.16
10/31/2023	16.53	.18	1.04	1.22	(.08 )	(.95 )	(1.03)	16.72	7.70	1,429.66		1.02	1.04
10/31/2022	21.65	.14	(4.35)	(4.21)	(.08 )	(.83 )	(.91 )	16.53	(20.34)	1,273.66		1.02	.73
10/31/2021	16.71	.11	5.38	5.49	(.08 )	(.47 )	(.55 )	21.65	33.41	1,546.66		1.02	.56
Class R-4:
10/31/2025	21.54	.30	3.73	4.03	(.24 )	(.46 )	(.70 )	24.87	19.25	1,979.36		.72	1.34
10/31/2024	16.97	.29	4.74	5.03	(.26 )	(.20 )	(.46 )	21.54	30.06	1,766.35		.71	1.46
10/31/2023	16.77	.23	1.05	1.28	(.13 )	(.95 )	(1.08)	16.97	7.98	1,394.36		.72	1.34
10/31/2022	21.94	.20	(4.40)	(4.20)	(.14 )	(.83 )	(.97 )	16.77	(20.08)	1,225.36		.72	1.04
10/31/2021	16.91	.17	5.45	5.62	(.12 )	(.47 )	(.59 )	21.94	33.82	1,623.36		.72	.84
Class R-5E:
10/31/2025	21.52	.34	3.74	4.08	(.29 )	(.46 )	(.75 )	24.85	19.52	1,296.15		.51	1.54
10/31/2024	16.96	.33	4.72	5.05	(.29 )	(.20 )	(.49 )	21.52	30.26	1,098.15		.51	1.64
10/31/2023	16.76	.27	1.05	1.32	(.17 )	(.95 )	(1.12)	16.96	8.24	810.16		.52	1.55
10/31/2022	21.93	.23	(4.39)	(4.16)	(.18 )	(.83 )	(1.01)	16.76	(19.93)	722.15		.51	1.23
10/31/2021	16.91	.21	5.45	5.66	(.17 )	(.47 )	(.64 )	21.93	34.09	779.15		.51	1.06
Class R-5:
10/31/2025	21.88	.37	3.80	4.17	(.31 )	(.46 )	(.77 )	25.28	19.62	536.06		.42	1.63
10/31/2024	17.23	.36	4.80	5.16	(.31 )	(.20 )	(.51 )	21.88	30.42	456.06		.42	1.78
10/31/2023	17.01	.29	1.07	1.36	(.19 )	(.95 )	(1.14)	17.23	8.34	365.06		.42	1.67
10/31/2022	22.25	.25	(4.45)	(4.20)	(.21 )	(.83 )	(1.04)	17.01	(19.88)	357.06		.42	1.32
10/31/2021	17.15	.24	5.51	5.75	(.18 )	(.47 )	(.65 )	22.25	34.17	486.06		.42	1.17
Class R-6:
10/31/2025	21.78	.38	3.79	4.17	(.32 )	(.46 )	(.78 )	25.17	19.73	32,004.01		.37	1.68
10/31/2024	17.16	.36	4.78	5.14	(.32 )	(.20 )	(.52 )	21.78	30.43	27,300.01		.37	1.78
10/31/2023	16.94	.29	1.08	1.37	(.20 )	(.95 )	(1.15)	17.16	8.44	18,865.01		.37	1.67
10/31/2022	22.16	.26	(4.43)	(4.17)	(.22 )	(.83 )	(1.05)	16.94	(19.83)	14,930.01		.37	1.37
10/31/2021	17.08	.25	5.49	5.74	(.19 )	(.47 )	(.66 )	22.16	34.26	15,677.01		.37	1.20
Refer to the end of the table(s) for footnote(s).

79	American Funds Target Date Retirement Series

Financial highlights (continued)
2040 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2025	$20.96	$.33	$3.43	$3.76	$(.27 )	$(.45 )	$(.72 )	$24.00	18.45%	$4,262	.33%	.68%	1.53%
10/31/2024	16.65	.31	4.46	4.77	(.27 )	(.19 )	(.46 )	20.96	29.07	3,558.34		.69	1.58
10/31/2023	16.43	.26	.98	1.24	(.17 )	(.85 )	(1.02)	16.65	7.82	2,704.35		.71	1.53
10/31/2022	21.41	.21	(4.17)	(3.96)	(.16 )	(.86 )	(1.02)	16.43	(19.48)	2,406.33		.68	1.16
10/31/2021	16.64	.19	5.18	5.37	(.14 )	(.46 )	(.60 )	21.41	32.90	2,845.33		.68	.96
Class C:
10/31/2025	20.35	.17	3.32	3.49	(.11 )	(.45 )	(.56 )	23.28	17.58	205	1.07	1.42	.82
10/31/2024	16.18	.17	4.33	4.50	(.14 )	(.19 )	(.33 )	20.35	28.12	197	1.08	1.43	.87
10/31/2023	15.99	.13	.95	1.08	(.04 )	(.85 )	(.89 )	16.18	6.98	170	1.08	1.44	.81
10/31/2022	20.86	.08	(4.07)	(3.99)	(.02 )	(.86 )	(.88 )	15.99	(20.03)	163	1.08	1.43	.42
10/31/2021	16.24	.04	5.07	5.11	(.03 )	(.46 )	(.49 )	20.86	31.94	200	1.07	1.42	.21
Class T:
10/31/2025	21.02	.39	3.44	3.83	(.32 )	(.45 )	(.77 )	24.08	18.77 [11]	— [12]	.09 [11]	.44 [11]	1.80 [11]
10/31/2024	16.70	.36	4.47	4.83	(.32 )	(.19 )	(.51 )	21.02	29.38 [11]	— [12]	.09 [11]	.44 [11]	1.85 [11]
10/31/2023	16.47	.32	.97	1.29	(.21 )	(.85 )	(1.06)	16.70	8.14 [11]	— [12]	.06 [11]	.42 [11]	1.87 [11]
10/31/2022	21.45	.26	(4.18)	(3.92)	(.20 )	(.86 )	(1.06)	16.47	(19.29)[11]	— [12]	.08 [11]	.43 [11]	1.43 [11]
10/31/2021	16.66	.23	5.19	5.42	(.17 )	(.46 )	(.63 )	21.45	33.19 [11]	— [12]	.14 [11]	.49 [11]	1.16 [11]
Class F-1:
10/31/2025	20.79	.32	3.39	3.71	(.26 )	(.45 )	(.71 )	23.79	18.38	238.37		.72	1.50
10/31/2024	16.52	.30	4.43	4.73	(.27 )	(.19 )	(.46 )	20.79	29.02	197.37		.72	1.54
10/31/2023	16.30	.26	.97	1.23	(.16 )	(.85 )	(1.01)	16.52	7.83	144.37		.73	1.53
10/31/2022	21.25	.20	(4.14)	(3.94)	(.15 )	(.86 )	(1.01)	16.30	(19.50)	138.38		.73	1.11
10/31/2021	16.53	.18	5.15	5.33	(.15 )	(.46 )	(.61 )	21.25	32.82	163.37		.72	.90
Class F-2:
10/31/2025	20.99	.38	3.43	3.81	(.32 )	(.45 )	(.77 )	24.03	18.70	312.09		.44	1.76
10/31/2024	16.67	.36	4.46	4.82	(.31 )	(.19 )	(.50 )	20.99	29.39	245.09		.44	1.82
10/31/2023	16.45	.30	.98	1.28	(.21 )	(.85 )	(1.06)	16.67	8.08	175.10		.46	1.77
10/31/2022	21.43	.25	(4.16)	(3.91)	(.21 )	(.86 )	(1.07)	16.45	(19.27)	148.09		.44	1.39
10/31/2021	16.65	.23	5.19	5.42	(.18 )	(.46 )	(.64 )	21.43	33.23	160.09		.44	1.18
Class F-3:
10/31/2025	21.06	.41	3.43	3.84	(.33 )	(.45 )	(.78 )	24.12	18.83	43.01		.36	1.86
10/31/2024	16.72	.36	4.50	4.86	(.33 )	(.19 )	(.52 )	21.06	29.53	33.01		.36	1.82
10/31/2023	16.50	.32	.98	1.30	(.23 )	(.85 )	(1.08)	16.72	8.16	20.01		.37	1.90
10/31/2022	21.49	.27	(4.18)	(3.91)	(.22 )	(.86 )	(1.08)	16.50	(19.20)	17.01		.36	1.47
10/31/2021	16.69	.25	5.21	5.46	(.20 )	(.46 )	(.66 )	21.49	33.36	17.01		.36	1.27
Class R-1:
10/31/2025	20.34	.16	3.32	3.48	(.12 )	(.45 )	(.57 )	23.25	17.54	52	1.10	1.45	.75
10/31/2024	16.18	.16	4.34	4.50	(.15 )	(.19 )	(.34 )	20.34	28.08	41	1.10	1.45	.82
10/31/2023	15.98	.13	.96	1.09	(.04 )	(.85 )	(.89 )	16.18	7.04	32	1.10	1.46	.78
10/31/2022	20.86	.07	(4.08)	(4.01)	(.01 )	(.86 )	(.87 )	15.98	(20.10)	29	1.10	1.45	.39
10/31/2021	16.25	.03	5.07	5.10	(.03 )	(.46 )	(.49 )	20.86	31.87	33	1.11	1.46	.17
Class R-2:
10/31/2025	20.27	.16	3.31	3.47	(.12 )	(.45 )	(.57 )	23.17	17.52	1,665	1.10	1.45	.78
10/31/2024	16.12	.16	4.33	4.49	(.15 )	(.19 )	(.34 )	20.27	28.14	1,467	1.10	1.45	.83
10/31/2023	15.93	.13	.95	1.08	(.04 )	(.85 )	(.89 )	16.12	6.96	1,167	1.10	1.46	.79
10/31/2022	20.78	.07	(4.05)	(3.98)	(.01 )	(.86 )	(.87 )	15.93	(20.05)	1,082	1.11	1.46	.40
10/31/2021	16.19	.04	5.03	5.07	(.02 )	(.46 )	(.48 )	20.78	31.82	1,355	1.10	1.45	.20
Class R-2E:
10/31/2025	20.48	.22	3.35	3.57	(.18 )	(.45 )	(.63 )	23.42	17.87	413.80		1.15	1.05
10/31/2024	16.28	.22	4.37	4.59	(.20 )	(.19 )	(.39 )	20.48	28.52	341.81		1.16	1.18
10/31/2023	16.09	.18	.95	1.13	(.09 )	(.85 )	(.94 )	16.28	7.24	289.81		1.17	1.10
10/31/2022	20.98	.12	(4.08)	(3.96)	(.07 )	(.86 )	(.93 )	16.09	(19.81)	265.81		1.16	.69
10/31/2021	16.32	.09	5.10	5.19	(.07 )	(.46 )	(.53 )	20.98	32.31	330.80		1.15	.49
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	80

Financial highlights (continued)
2040 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2025	$20.65	$.26	$3.37	$3.63	$(.20 )	$(.45 )	$(.65 )	$23.63	18.06%	$2,537	.65%	1.00%	1.22%
10/31/2024	16.41	.25	4.40	4.65	(.22 )	(.19 )	(.41 )	20.65	28.70	2,182.65		1.00	1.28
10/31/2023	16.21	.21	.96	1.17	(.12 )	(.85 )	(.97 )	16.41	7.42	1,764.66		1.02	1.23
10/31/2022	21.12	.15	(4.11)	(3.96)	(.09 )	(.86 )	(.95 )	16.21	(19.67)	1,605.66		1.01	.84
10/31/2021	16.43	.12	5.12	5.24	(.09 )	(.46 )	(.55 )	21.12	32.45	1,981.66		1.01	.64
Class R-4:
10/31/2025	20.92	.33	3.41	3.74	(.26 )	(.45 )	(.71 )	23.95	18.40	2,374.36		.71	1.53
10/31/2024	16.62	.31	4.45	4.76	(.27 )	(.19 )	(.46 )	20.92	29.05	2,154.35		.70	1.58
10/31/2023	16.39	.26	.98	1.24	(.16 )	(.85 )	(1.01)	16.62	7.85	1,739.36		.72	1.53
10/31/2022	21.35	.21	(4.16)	(3.95)	(.15 )	(.86 )	(1.01)	16.39	(19.48)	1,570.36		.71	1.15
10/31/2021	16.59	.18	5.17	5.35	(.13 )	(.46 )	(.59 )	21.35	32.85	2,168.36		.71	.91
Class R-5E:
10/31/2025	20.92	.37	3.41	3.78	(.30 )	(.45 )	(.75 )	23.95	18.65	1,478.15		.50	1.72
10/31/2024	16.61	.34	4.46	4.80	(.30 )	(.19 )	(.49 )	20.92	29.37	1,287.15		.50	1.76
10/31/2023	16.40	.29	.97	1.26	(.20 )	(.85 )	(1.05)	16.61	7.98	1,001.16		.52	1.73
10/31/2022	21.36	.24	(4.15)	(3.91)	(.19 )	(.86 )	(1.05)	16.40	(19.31)	898.15		.50	1.33
10/31/2021	16.60	.22	5.18	5.40	(.18 )	(.46 )	(.64 )	21.36	33.14	965.15		.50	1.13
Class R-5:
10/31/2025	21.24	.40	3.46	3.86	(.32 )	(.45 )	(.77 )	24.33	18.75	585.06		.41	1.81
10/31/2024	16.86	.38	4.51	4.89	(.32 )	(.19 )	(.51 )	21.24	29.46	508.06		.41	1.90
10/31/2023	16.63	.32	.98	1.30	(.22 )	(.85 )	(1.07)	16.86	8.10	415.06		.42	1.87
10/31/2022	21.64	.27	(4.21)	(3.94)	(.21 )	(.86 )	(1.07)	16.63	(19.20)	433.06		.41	1.44
10/31/2021	16.81	.25	5.23	5.48	(.19 )	(.46 )	(.65 )	21.64	33.24	585.06		.41	1.24
Class R-6:
10/31/2025	21.15	.41	3.45	3.86	(.33 )	(.45 )	(.78 )	24.23	18.85	36,183.01		.36	1.87
10/31/2024	16.79	.37	4.51	4.88	(.33 )	(.19 )	(.52 )	21.15	29.52	32,199.01		.36	1.90
10/31/2023	16.57	.32	.98	1.30	(.23 )	(.85 )	(1.08)	16.79	8.13	22,923.01		.37	1.85
10/31/2022	21.57	.27	(4.19)	(3.92)	(.22 )	(.86 )	(1.08)	16.57	(19.18)	18,540.01		.36	1.48
10/31/2021	16.75	.25	5.23	5.48	(.20 )	(.46 )	(.66 )	21.57	33.36	19,892.01		.36	1.27
Refer to the end of the table(s) for footnote(s).

81	American Funds Target Date Retirement Series

Financial highlights (continued)
2035 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2025	$19.63	$.40	$2.60	$3.00	$(.33 )	$(.48 )	$(.81 )	$21.82	15.82%	$4,704	.33%	.66%	2.02%
10/31/2024	15.99	.36	3.74	4.10	(.30 )	(.16 )	(.46 )	19.63	25.99	4,044.34		.67	1.95
10/31/2023	15.81	.32	.70	1.02	(.22 )	(.62 )	(.84 )	15.99	6.63	3,157.35		.69	1.96
10/31/2022	20.32	.24	(3.73)	(3.49)	(.17 )	(.85 )	(1.02)	15.81	(18.12)	2,829.33		.67	1.37
10/31/2021	16.21	.20	4.54	4.74	(.18 )	(.45 )	(.63 )	20.32	29.81	3,281.33		.67	1.05
Class C:
10/31/2025	19.10	.25	2.52	2.77	(.19 )	(.48 )	(.67 )	21.20	14.93	234	1.07	1.40	1.30
10/31/2024	15.57	.22	3.65	3.87	(.18 )	(.16 )	(.34 )	19.10	25.07	224	1.08	1.41	1.23
10/31/2023	15.40	.20	.69	.89	(.10 )	(.62 )	(.72 )	15.57	5.86	191	1.09	1.43	1.24
10/31/2022	19.83	.11	(3.66)	(3.55)	(.03 )	(.85 )	(.88 )	15.40	(18.74)	188	1.08	1.42	.63
10/31/2021	15.84	.06	4.44	4.50	(.06 )	(.45 )	(.51 )	19.83	28.92	232	1.07	1.41	.31
Class T:
10/31/2025	19.69	.46	2.59	3.05	(.37 )	(.48 )	(.85 )	21.89	16.10 [11]	— [12]	.09 [11]	.42 [11]	2.28 [11]
10/31/2024	16.04	.41	3.75	4.16	(.35 )	(.16 )	(.51 )	19.69	26.31 [11]	— [12]	.09 [11]	.42 [11]	2.21 [11]
10/31/2023	15.85	.38	.69	1.07	(.26 )	(.62 )	(.88 )	16.04	6.95 [11]	— [12]	.05 [11]	.39 [11]	2.30 [11]
10/31/2022	20.36	.29	(3.74)	(3.45)	(.21 )	(.85 )	(1.06)	15.85	(17.92)[11]	— [12]	.09 [11]	.43 [11]	1.63 [11]
10/31/2021	16.23	.24	4.55	4.79	(.21 )	(.45 )	(.66 )	20.36	30.12 [11]	— [12]	.14 [11]	.48 [11]	1.26 [11]
Class F-1:
10/31/2025	19.48	.39	2.57	2.96	(.32 )	(.48 )	(.80 )	21.64	15.76	261.37		.70	1.98
10/31/2024	15.87	.35	3.72	4.07	(.30 )	(.16 )	(.46 )	19.48	25.96	229.37		.70	1.93
10/31/2023	15.69	.32	.70	1.02	(.22 )	(.62 )	(.84 )	15.87	6.62	183.37		.71	1.96
10/31/2022	20.19	.23	(3.72)	(3.49)	(.16 )	(.85 )	(1.01)	15.69	(18.21)	173.38		.72	1.32
10/31/2021	16.11	.19	4.52	4.71	(.18 )	(.45 )	(.63 )	20.19	29.83	203.37		.71	1.00
Class F-2:
10/31/2025	19.66	.45	2.59	3.04	(.37 )	(.48 )	(.85 )	21.85	16.08	374.09		.42	2.24
10/31/2024	16.01	.41	3.74	4.15	(.34 )	(.16 )	(.50 )	19.66	26.31	297.09		.42	2.19
10/31/2023	15.83	.36	.70	1.06	(.26 )	(.62 )	(.88 )	16.01	6.89	223.10		.44	2.21
10/31/2022	20.35	.28	(3.73)	(3.45)	(.22 )	(.85 )	(1.07)	15.83	(17.95)	197.09		.43	1.61
10/31/2021	16.22	.24	4.56	4.80	(.22 )	(.45 )	(.67 )	20.35	30.21	222.09		.43	1.28
Class F-3:
10/31/2025	19.71	.47	2.60	3.07	(.39 )	(.48 )	(.87 )	21.91	16.18	60.01		.34	2.33
10/31/2024	16.05	.42	3.76	4.18	(.36 )	(.16 )	(.52 )	19.71	26.41	41.01		.34	2.28
10/31/2023	15.87	.39	.69	1.08	(.28 )	(.62 )	(.90 )	16.05	6.97	33.01		.35	2.36
10/31/2022	20.39	.30	(3.74)	(3.44)	(.23 )	(.85 )	(1.08)	15.87	(17.85)	32.01		.35	1.69
10/31/2021	16.25	.26	4.56	4.82	(.23 )	(.45 )	(.68 )	20.39	30.31	32.01		.35	1.35
Class R-1:
10/31/2025	18.94	.24	2.50	2.74	(.19 )	(.48 )	(.67 )	21.01	14.92	47	1.10	1.43	1.26
10/31/2024	15.45	.22	3.62	3.84	(.19 )	(.16 )	(.35 )	18.94	25.07	42	1.10	1.43	1.21
10/31/2023	15.30	.19	.68	.87	(.10 )	(.62 )	(.72 )	15.45	5.82	34	1.10	1.44	1.22
10/31/2022	19.71	.10	(3.63)	(3.53)	(.03 )	(.85 )	(.88 )	15.30	(18.77)	31	1.10	1.44	.59
10/31/2021	15.76	.05	4.43	4.48	(.08 )	(.45 )	(.53 )	19.71	28.91	35	1.11	1.45	.28
Class R-2:
10/31/2025	19.01	.25	2.50	2.75	(.19 )	(.48 )	(.67 )	21.09	14.90	1,808	1.10	1.43	1.26
10/31/2024	15.50	.22	3.63	3.85	(.18 )	(.16 )	(.34 )	19.01	25.08	1,659	1.10	1.43	1.20
10/31/2023	15.34	.19	.68	.87	(.09 )	(.62 )	(.71 )	15.50	5.79	1,361	1.10	1.44	1.22
10/31/2022	19.75	.10	(3.64)	(3.54)	(.02 )	(.85 )	(.87 )	15.34	(18.76)	1,283	1.11	1.45	.60
10/31/2021	15.78	.05	4.43	4.48	(.06 )	(.45 )	(.51 )	19.75	28.86	1,618	1.10	1.44	.30
Class R-2E:
10/31/2025	19.15	.30	2.53	2.83	(.24 )	(.48 )	(.72 )	21.26	15.28	474.80		1.13	1.54
10/31/2024	15.62	.28	3.64	3.92	(.23 )	(.16 )	(.39 )	19.15	25.38	405.81		1.14	1.54
10/31/2023	15.45	.25	.68	.93	(.14 )	(.62 )	(.76 )	15.62	6.16	347.81		1.15	1.58
10/31/2022	19.89	.15	(3.66)	(3.51)	(.08 )	(.85 )	(.93 )	15.45	(18.53)	363.81		1.15	.90
10/31/2021	15.88	.11	4.45	4.56	(.10 )	(.45 )	(.55 )	19.89	29.27	445.80		1.14	.59
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	82

Financial highlights (continued)
2035 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2025	$19.33	$.34	$2.55	$2.89	$(.27 )	$(.48 )	$(.75 )	$21.47	15.46%	$2,965	.65%	.98%	1.70%
10/31/2024	15.75	.30	3.69	3.99	(.25 )	(.16 )	(.41 )	19.33	25.64	2,596.65		.98	1.64
10/31/2023	15.58	.27	.69	.96	(.17 )	(.62 )	(.79 )	15.75	6.28	2,059.66		1.00	1.66
10/31/2022	20.04	.18	(3.68)	(3.50)	(.11 )	(.85 )	(.96 )	15.58	(18.39)	1,924.66		1.00	1.05
10/31/2021	16.00	.14	4.48	4.62	(.13 )	(.45 )	(.58 )	20.04	29.40	2,363.66		1.00	.73
Class R-4:
10/31/2025	19.59	.40	2.58	2.98	(.32 )	(.48 )	(.80 )	21.77	15.77	2,614.36		.69	2.00
10/31/2024	15.95	.36	3.74	4.10	(.30 )	(.16 )	(.46 )	19.59	26.04	2,412.35		.68	1.94
10/31/2023	15.77	.32	.70	1.02	(.22 )	(.62 )	(.84 )	15.95	6.60	2,004.36		.70	1.95
10/31/2022	20.27	.24	(3.73)	(3.49)	(.16 )	(.85 )	(1.01)	15.77	(18.15)	1,815.36		.70	1.35
10/31/2021	16.16	.19	4.53	4.72	(.16 )	(.45 )	(.61 )	20.27	29.82	2,372.36		.70	1.01
Class R-5E:
10/31/2025	19.60	.44	2.59	3.03	(.36 )	(.48 )	(.84 )	21.79	16.06	1,495.15		.48	2.20
10/31/2024	15.96	.39	3.74	4.13	(.33 )	(.16 )	(.49 )	19.60	26.26	1,298.15		.48	2.12
10/31/2023	15.79	.36	.68	1.04	(.25 )	(.62 )	(.87 )	15.96	6.77	1,010.16		.50	2.19
10/31/2022	20.29	.27	(3.72)	(3.45)	(.20 )	(.85 )	(1.05)	15.79	(17.97)	963.15		.49	1.54
10/31/2021	16.18	.23	4.54	4.77	(.21 )	(.45 )	(.66 )	20.29	30.10	1,044.15		.49	1.22
Class R-5:
10/31/2025	19.88	.47	2.62	3.09	(.38 )	(.48 )	(.86 )	22.11	16.14	696.06		.39	2.31
10/31/2024	16.18	.42	3.79	4.21	(.35 )	(.16 )	(.51 )	19.88	26.39	652.06		.39	2.25
10/31/2023	15.99	.38	.70	1.08	(.27 )	(.62 )	(.89 )	16.18	6.92	533.06		.40	2.28
10/31/2022	20.54	.29	(3.77)	(3.48)	(.22 )	(.85 )	(1.07)	15.99	(17.91)	523.06		.40	1.64
10/31/2021	16.37	.26	4.58	4.84	(.22 )	(.45 )	(.67 )	20.54	30.21	667.06		.40	1.34
Class R-6:
10/31/2025	19.79	.48	2.61	3.09	(.39 )	(.48 )	(.87 )	22.01	16.22	37,978.01		.34	2.35
10/31/2024	16.11	.42	3.78	4.20	(.36 )	(.16 )	(.52 )	19.79	26.43	34,582.01		.34	2.27
10/31/2023	15.93	.38	.70	1.08	(.28 )	(.62 )	(.90 )	16.11	6.94	25,186.01		.35	2.28
10/31/2022	20.46	.30	(3.75)	(3.45)	(.23 )	(.85 )	(1.08)	15.93	(17.84)	20,771.01		.35	1.68
10/31/2021	16.31	.26	4.57	4.83	(.23 )	(.45 )	(.68 )	20.46	30.26	22,055.01		.35	1.36
Refer to the end of the table(s) for footnote(s).

83	American Funds Target Date Retirement Series

Financial highlights (continued)
2030 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2025	$17.79	$.42	$2.02	$2.44	$(.36 )	$(.28 )	$(.64 )	$19.59	14.18%	$5,112	.34%	.66%	2.34%
10/31/2024	14.84	.38	3.00	3.38	(.32 )	(.11 )	(.43 )	17.79	23.11	4,587.34		.66	2.25
10/31/2023	14.70	.35	.43	.78	(.26 )	(.38 )	(.64 )	14.84	5.38	3,765.35		.67	2.33
10/31/2022	18.71	.26	(3.12)	(2.86)	(.17 )	(.98 )	(1.15)	14.70	(16.35)	3,540.33		.65	1.61
10/31/2021	15.58	.21	3.52	3.73	(.23 )	(.37 )	(.60 )	18.71	24.40	4,118.34		.66	1.19
Class C:
10/31/2025	17.29	.29	1.97	2.26	(.23 )	(.28 )	(.51 )	19.04	13.42	234	1.07	1.39	1.62
10/31/2024	14.44	.25	2.91	3.16	(.20 )	(.11 )	(.31 )	17.29	22.15	238	1.07	1.39	1.53
10/31/2023	14.31	.24	.41	.65	(.14 )	(.38 )	(.52 )	14.44	4.60	221	1.08	1.40	1.61
10/31/2022	18.24	.14	(3.04)	(2.90)	(.05 )	(.98 )	(1.03)	14.31	(16.92)	226	1.08	1.40	.87
10/31/2021	15.22	.08	3.43	3.51	(.12 )	(.37 )	(.49 )	18.24	23.43	272	1.07	1.39	.46
Class T:
10/31/2025	17.83	.47	2.02	2.49	(.40 )	(.28 )	(.68 )	19.64	14.48 [11]	— [12]	.08 [11]	.40 [11]	2.60 [11]
10/31/2024	14.87	.42	3.02	3.44	(.37 )	(.11 )	(.48 )	17.83	23.48 [11]	— [12]	.09 [11]	.41 [11]	2.51 [11]
10/31/2023	14.73	.41	.41	.82	(.30 )	(.38 )	(.68 )	14.87	5.65 [11]	— [12]	.05 [11]	.37 [11]	2.66 [11]
10/31/2022	18.73	.31	(3.12)	(2.81)	(.21 )	(.98 )	(1.19)	14.73	(16.12)[11]	— [12]	.08 [11]	.40 [11]	1.89 [11]
10/31/2021	15.60	.25	3.51	3.76	(.26 )	(.37 )	(.63 )	18.73	24.59 [11]	— [12]	.14 [11]	.46 [11]	1.41 [11]
Class F-1:
10/31/2025	17.62	.41	2.01	2.42	(.35 )	(.28 )	(.63 )	19.41	14.24	217.37		.69	2.30
10/31/2024	14.70	.37	2.97	3.34	(.31 )	(.11 )	(.42 )	17.62	23.08	188.37		.69	2.21
10/31/2023	14.57	.35	.41	.76	(.25 )	(.38 )	(.63 )	14.70	5.30	152.37		.69	2.31
10/31/2022	18.55	.25	(3.08)	(2.83)	(.17 )	(.98 )	(1.15)	14.57	(16.36)	153.38		.70	1.57
10/31/2021	15.46	.20	3.49	3.69	(.23 )	(.37 )	(.60 )	18.55	24.36	185.37		.69	1.17
Class F-2:
10/31/2025	17.80	.47	2.02	2.49	(.40 )	(.28 )	(.68 )	19.61	14.51	448.09		.41	2.58
10/31/2024	14.85	.42	3.00	3.42	(.36 )	(.11 )	(.47 )	17.80	23.39	372.09		.41	2.50
10/31/2023	14.71	.39	.43	.82	(.30 )	(.38 )	(.68 )	14.85	5.64	298.10		.42	2.58
10/31/2022	18.72	.30	(3.11)	(2.81)	(.22 )	(.98 )	(1.20)	14.71	(16.14)	276.09		.41	1.86
10/31/2021	15.59	.25	3.52	3.77	(.27 )	(.37 )	(.64 )	18.72	24.68	310.09		.41	1.43
Class F-3:
10/31/2025	17.86	.48	2.03	2.51	(.42 )	(.28 )	(.70 )	19.67	14.56	57.01		.33	2.64
10/31/2024	14.89	.44	3.01	3.45	(.37 )	(.11 )	(.48 )	17.86	23.57	41.01		.33	2.60
10/31/2023	14.75	.40	.43	.83	(.31 )	(.38 )	(.69 )	14.89	5.73	39.01		.33	2.65
10/31/2022	18.77	.31	(3.12)	(2.81)	(.23 )	(.98 )	(1.21)	14.75	(16.08)	34.01		.33	1.93
10/31/2021	15.63	.27	3.52	3.79	(.28 )	(.37 )	(.65 )	18.77	24.77	33.01		.33	1.49
Class R-1:
10/31/2025	17.39	.28	1.98	2.26	(.23 )	(.28 )	(.51 )	19.14	13.36	52	1.09	1.41	1.58
10/31/2024	14.52	.25	2.94	3.19	(.21 )	(.11 )	(.32 )	17.39	22.19	51	1.10	1.42	1.50
10/31/2023	14.39	.24	.41	.65	(.14 )	(.38 )	(.52 )	14.52	4.56	42	1.10	1.42	1.58
10/31/2022	18.34	.13	(3.05)	(2.92)	(.05 )	(.98 )	(1.03)	14.39	(16.96)	41	1.10	1.42	.84
10/31/2021	15.30	.07	3.47	3.54	(.13 )	(.37 )	(.50 )	18.34	23.46	49	1.11	1.43	.42
Class R-2:
10/31/2025	17.24	.28	1.96	2.24	(.23 )	(.28 )	(.51 )	18.97	13.36	1,594	1.10	1.42	1.58
10/31/2024	14.40	.25	2.91	3.16	(.21 )	(.11 )	(.32 )	17.24	22.17	1,518	1.10	1.42	1.51
10/31/2023	14.27	.23	.42	.65	(.14 )	(.38 )	(.52 )	14.40	4.59	1,316	1.10	1.42	1.58
10/31/2022	18.20	.13	(3.04)	(2.91)	(.04 )	(.98 )	(1.02)	14.27	(17.03)	1,279	1.11	1.43	.85
10/31/2021	15.18	.08	3.43	3.51	(.12 )	(.37 )	(.49 )	18.20	23.46	1,600	1.10	1.42	.45
Class R-2E:
10/31/2025	17.39	.33	1.97	2.30	(.28 )	(.28 )	(.56 )	19.13	13.65	488.80		1.12	1.87
10/31/2024	14.52	.30	2.93	3.23	(.25 )	(.11 )	(.36 )	17.39	22.54	450.81		1.13	1.82
10/31/2023	14.39	.28	.42	.70	(.19 )	(.38 )	(.57 )	14.52	4.89	393.81		1.13	1.90
10/31/2022	18.33	.18	(3.05)	(2.87)	(.09 )	(.98 )	(1.07)	14.39	(16.70)	391.81		1.13	1.14
10/31/2021	15.29	.13	3.44	3.57	(.16 )	(.37 )	(.53 )	18.33	23.78	483.80		1.12	.73
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	84

Financial highlights (continued)
2030 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2025	$17.53	$.36	$1.99	$2.35	$(.30 )	$(.28 )	$(.58 )	$19.30	13.85%	$2,766	.65%	.97%	2.03%
10/31/2024	14.63	.32	2.96	3.28	(.27 )	(.11 )	(.38 )	17.53	22.74	2,611.65		.97	1.95
10/31/2023	14.50	.30	.42	.72	(.21 )	(.38 )	(.59 )	14.63	5.00	2,264.66		.98	2.03
10/31/2022	18.46	.21	(3.07)	(2.86)	(.12 )	(.98 )	(1.10)	14.50	(16.58)	2,204.66		.98	1.29
10/31/2021	15.39	.15	3.47	3.62	(.18 )	(.37 )	(.55 )	18.46	23.96	2,722.66		.98	.89
Class R-4:
10/31/2025	17.75	.42	2.02	2.44	(.35 )	(.28 )	(.63 )	19.56	14.24	2,685.36		.68	2.33
10/31/2024	14.81	.38	2.99	3.37	(.32 )	(.11 )	(.43 )	17.75	23.08	2,584.35		.67	2.25
10/31/2023	14.67	.35	.42	.77	(.25 )	(.38 )	(.63 )	14.81	5.34	2,295.36		.68	2.33
10/31/2022	18.67	.26	(3.11)	(2.85)	(.17 )	(.98 )	(1.15)	14.67	(16.36)	2,218.36		.68	1.60
10/31/2021	15.54	.20	3.52	3.72	(.22 )	(.37 )	(.59 )	18.67	24.40	2,924.36		.68	1.16
Class R-5E:
10/31/2025	17.75	.46	2.01	2.47	(.39 )	(.28 )	(.67 )	19.55	14.42	1,429.15		.47	2.53
10/31/2024	14.81	.41	2.99	3.40	(.35 )	(.11 )	(.46 )	17.75	23.31	1,329.15		.47	2.43
10/31/2023	14.67	.39	.42	.81	(.29 )	(.38 )	(.67 )	14.81	5.59	1,121.16		.48	2.54
10/31/2022	18.67	.29	(3.11)	(2.82)	(.20 )	(.98 )	(1.18)	14.67	(16.19)	1,118.15		.47	1.79
10/31/2021	15.55	.24	3.51	3.75	(.26 )	(.37 )	(.63 )	18.67	24.61	1,241.15		.47	1.38
Class R-5:
10/31/2025	18.01	.48	2.05	2.53	(.41 )	(.28 )	(.69 )	19.85	14.54	663.06		.38	2.63
10/31/2024	15.02	.43	3.03	3.46	(.36 )	(.11 )	(.47 )	18.01	23.44	639.06		.38	2.54
10/31/2023	14.87	.41	.42	.83	(.30 )	(.38 )	(.68 )	15.02	5.69	549.06		.38	2.66
10/31/2022	18.91	.31	(3.15)	(2.84)	(.22 )	(.98 )	(1.20)	14.87	(16.11)	591.06		.38	1.89
10/31/2021	15.74	.27	3.54	3.81	(.27 )	(.37 )	(.64 )	18.91	24.73	754.06		.38	1.49
Class R-6:
10/31/2025	17.92	.49	2.04	2.53	(.42 )	(.28 )	(.70 )	19.75	14.62	36,097.01		.33	2.68
10/31/2024	14.95	.44	3.01	3.45	(.37 )	(.11 )	(.48 )	17.92	23.48	34,827.01		.33	2.58
10/31/2023	14.81	.41	.42	.83	(.31 )	(.38 )	(.69 )	14.95	5.71	27,311.01		.33	2.65
10/31/2022	18.83	.31	(3.12)	(2.81)	(.23 )	(.98 )	(1.21)	14.81	(16.03)	23,487.01		.33	1.93
10/31/2021	15.68	.27	3.53	3.80	(.28 )	(.37 )	(.65 )	18.83	24.76	25,045.01		.33	1.51
Refer to the end of the table(s) for footnote(s).

85	American Funds Target Date Retirement Series

Financial highlights (continued)
2025 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2025	$15.89	$.45	$1.45	$1.90	$(.39 )	$(.39 )	$(.78 )	$17.01	12.56%	$4,047	.33%	.63%	2.84%
10/31/2024	13.58	.41	2.34	2.75	(.34 )	(.10 )	(.44 )	15.89	20.59	3,884.34		.64	2.70
10/31/2023	13.55	.39	.17	.56	(.29 )	(.24 )	(.53 )	13.58	4.18	3,473.35		.66	2.79
10/31/2022	16.86	.28	(2.59)	(2.31)	(.17 )	(.83 )	(1.00)	13.55	(14.61)	3,442.34		.65	1.89
10/31/2021	14.51	.22	2.68	2.90	(.26 )	(.29 )	(.55 )	16.86	20.37	4,067.34		.64	1.35
Class C:
10/31/2025	15.47	.33	1.41	1.74	(.27 )	(.39 )	(.66 )	16.55	11.69	159	1.06	1.36	2.14
10/31/2024	13.22	.29	2.29	2.58	(.23 )	(.10 )	(.33 )	15.47	19.77	178	1.07	1.37	1.98
10/31/2023	13.20	.28	.16	.44	(.18 )	(.24 )	(.42 )	13.22	3.36	187	1.09	1.40	2.07
10/31/2022	16.45	.17	(2.53)	(2.36)	(.06 )	(.83 )	(.89 )	13.20	(15.24)	207	1.08	1.39	1.16
10/31/2021	14.18	.10	2.62	2.72	(.16 )	(.29 )	(.45 )	16.45	19.47	262	1.08	1.38	.62
Class T:
10/31/2025	15.93	.50	1.44	1.94	(.43 )	(.39 )	(.82 )	17.05	12.81 [11]	— [12]	.08 [11]	.38 [11]	3.10 [11]
10/31/2024	13.61	.45	2.36	2.81	(.39 )	(.10 )	(.49 )	15.93	20.97 [11]	— [12]	.09 [11]	.39 [11]	2.95 [11]
10/31/2023	13.58	.43	.17	.60	(.33 )	(.24 )	(.57 )	13.61	4.46 [11]	— [12]	.06 [11]	.37 [11]	3.10 [11]
10/31/2022	16.89	.33	(2.60)	(2.27)	(.21 )	(.83 )	(1.04)	13.58	(14.42)[11]	— [12]	.08 [11]	.39 [11]	2.18 [11]
10/31/2021	14.53	.25	2.69	2.94	(.29 )	(.29 )	(.58 )	16.89	20.64 [11]	— [12]	.14 [11]	.44 [11]	1.57 [11]
Class F-1:
10/31/2025	15.75	.45	1.43	1.88	(.39 )	(.39 )	(.78 )	16.85	12.52	105.37		.67	2.82
10/31/2024	13.46	.40	2.33	2.73	(.34 )	(.10 )	(.44 )	15.75	20.59	102.37		.67	2.66
10/31/2023	13.43	.39	.16	.55	(.28 )	(.24 )	(.52 )	13.46	4.18	90.36		.67	2.79
10/31/2022	16.73	.28	(2.58)	(2.30)	(.17 )	(.83 )	(1.00)	13.43	(14.70)	97.38		.69	1.86
10/31/2021	14.41	.21	2.66	2.87	(.26 )	(.29 )	(.55 )	16.73	20.35	118.37		.67	1.34
Class F-2:
10/31/2025	15.90	.49	1.44	1.93	(.43 )	(.39 )	(.82 )	17.01	12.77	315.09		.39	3.07
10/31/2024	13.58	.44	2.36	2.80	(.38 )	(.10 )	(.48 )	15.90	20.97	276.09		.39	2.94
10/31/2023	13.55	.42	.18	.60	(.33 )	(.24 )	(.57 )	13.58	4.46	236.10		.41	3.05
10/31/2022	16.87	.32	(2.60)	(2.28)	(.21 )	(.83 )	(1.04)	13.55	(14.45)	241.09		.40	2.13
10/31/2021	14.52	.26	2.67	2.93	(.29 )	(.29 )	(.58 )	16.87	20.65	268.09		.39	1.60
Class F-3:
10/31/2025	15.95	.51	1.44	1.95	(.44 )	(.39 )	(.83 )	17.07	12.89	37.01		.31	3.20
10/31/2024	13.63	.46	2.35	2.81	(.39 )	(.10 )	(.49 )	15.95	21.00	36.01		.31	3.03
10/31/2023	13.60	.44	.17	.61	(.34 )	(.24 )	(.58 )	13.63	4.54	34.01		.32	3.16
10/31/2022	16.92	.33	(2.59)	(2.26)	(.23 )	(.83 )	(1.06)	13.60	(14.34)	33.01		.32	2.23
10/31/2021	14.56	.26	2.70	2.96	(.31 )	(.29 )	(.60 )	16.92	20.75	35.01		.31	1.63
Class R-1:
10/31/2025	15.52	.33	1.41	1.74	(.27 )	(.39 )	(.66 )	16.60	11.67	19	1.10	1.40	2.14
10/31/2024	13.26	.29	2.30	2.59	(.23 )	(.10 )	(.33 )	15.52	19.77	24	1.10	1.40	1.96
10/31/2023	13.23	.28	.16	.44	(.17 )	(.24 )	(.41 )	13.26	3.38	24	1.10	1.41	2.06
10/31/2022	16.49	.17	(2.55)	(2.38)	(.05 )	(.83 )	(.88 )	13.23	(15.32)	27	1.10	1.41	1.13
10/31/2021	14.21	.10	2.63	2.73	(.16 )	(.29 )	(.45 )	16.49	19.50	35	1.10	1.40	.60
Class R-2:
10/31/2025	15.43	.32	1.40	1.72	(.27 )	(.39 )	(.66 )	16.49	11.63	1,022	1.10	1.40	2.09
10/31/2024	13.19	.29	2.29	2.58	(.24 )	(.10 )	(.34 )	15.43	19.76	1,076	1.10	1.40	1.95
10/31/2023	13.17	.28	.16	.44	(.18 )	(.24 )	(.42 )	13.19	3.33	1,000	1.10	1.41	2.05
10/31/2022	16.41	.17	(2.53)	(2.36)	(.05 )	(.83 )	(.88 )	13.17	(15.27)	1,060	1.11	1.42	1.14
10/31/2021	14.14	.10	2.61	2.71	(.15 )	(.29 )	(.44 )	16.41	19.48	1,364	1.10	1.40	.61
Class R-2E:
10/31/2025	15.54	.37	1.41	1.78	(.32 )	(.39 )	(.71 )	16.61	11.96	299.80		1.10	2.38
10/31/2024	13.29	.34	2.29	2.63	(.28 )	(.10 )	(.38 )	15.54	20.07	305.81		1.11	2.27
10/31/2023	13.26	.34	.15	.49	(.22 )	(.24 )	(.46 )	13.29	3.71	296.81		1.12	2.45
10/31/2022	16.52	.21	(2.55)	(2.34)	(.09 )	(.83 )	(.92 )	13.26	(15.04)	353.81		1.12	1.43
10/31/2021	14.23	.14	2.63	2.77	(.19 )	(.29 )	(.48 )	16.52	19.82	470.81		1.11	.90
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	86

Financial highlights (continued)
2025 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2025	$15.67	$.40	$1.42	$1.82	$(.34 )	$(.39 )	$(.73 )	$16.76	12.15%	$1,693	.65%	.95%	2.54%
10/31/2024	13.39	.36	2.32	2.68	(.30 )	(.10 )	(.40 )	15.67	20.29	1,751.65		.95	2.39
10/31/2023	13.36	.34	.17	.51	(.24 )	(.24 )	(.48 )	13.39	3.85	1,656.66		.97	2.49
10/31/2022	16.64	.23	(2.56)	(2.33)	(.12 )	(.83 )	(.95 )	13.36	(14.92)	1,744.66		.97	1.58
10/31/2021	14.33	.17	2.64	2.81	(.21 )	(.29 )	(.50 )	16.64	20.00	2,285.66		.96	1.05
Class R-4:
10/31/2025	15.86	.45	1.45	1.90	(.39 )	(.39 )	(.78 )	16.98	12.53	1,565.36		.66	2.83
10/31/2024	13.55	.41	2.34	2.75	(.34 )	(.10 )	(.44 )	15.86	20.62	1,700.35		.65	2.70
10/31/2023	13.52	.39	.16	.55	(.28 )	(.24 )	(.52 )	13.55	4.14	1,702.36		.67	2.79
10/31/2022	16.83	.28	(2.59)	(2.31)	(.17 )	(.83 )	(1.00)	13.52	(14.67)	1,770.36		.67	1.89
10/31/2021	14.48	.21	2.68	2.89	(.25 )	(.29 )	(.54 )	16.83	20.35	2,399.36		.66	1.33
Class R-5E:
10/31/2025	15.86	.48	1.44	1.92	(.42 )	(.39 )	(.81 )	16.97	12.73	927.15		.45	3.04
10/31/2024	13.55	.43	2.35	2.78	(.37 )	(.10 )	(.47 )	15.86	20.87	928.15		.45	2.88
10/31/2023	13.52	.42	.17	.59	(.32 )	(.24 )	(.56 )	13.55	4.39	852.16		.47	3.03
10/31/2022	16.83	.31	(2.59)	(2.28)	(.20 )	(.83 )	(1.03)	13.52	(14.50)	951.15		.46	2.07
10/31/2021	14.48	.25	2.68	2.93	(.29 )	(.29 )	(.58 )	16.83	20.64	1,093.15		.45	1.53
Class R-5:
10/31/2025	16.08	.51	1.45	1.96	(.44 )	(.39 )	(.83 )	17.21	12.79	393.06		.36	3.15
10/31/2024	13.73	.46	2.38	2.84	(.39 )	(.10 )	(.49 )	16.08	21.01	430.06		.36	3.00
10/31/2023	13.69	.44	.17	.61	(.33 )	(.24 )	(.57 )	13.73	4.52	410.06		.37	3.13
10/31/2022	17.03	.33	(2.62)	(2.29)	(.22 )	(.83 )	(1.05)	13.69	(14.41)	478.05		.36	2.18
10/31/2021	14.65	.27	2.70	2.97	(.30 )	(.29 )	(.59 )	17.03	20.70	651.06		.36	1.66
Class R-6:
10/31/2025	16.02	.51	1.45	1.96	(.44 )	(.39 )	(.83 )	17.15	12.90	21,929.01		.31	3.18
10/31/2024	13.69	.46	2.36	2.82	(.39 )	(.10 )	(.49 )	16.02	20.98	22,860.01		.31	3.03
10/31/2023	13.65	.44	.18	.62	(.34 )	(.24 )	(.58 )	13.69	4.60	19,995.01		.32	3.11
10/31/2022	16.99	.33	(2.61)	(2.28)	(.23 )	(.83 )	(1.06)	13.65	(14.40)	18,694.01		.32	2.22
10/31/2021	14.61	.27	2.71	2.98	(.31 )	(.29 )	(.60 )	16.99	20.81	20,701.01		.31	1.68
Refer to the end of the table(s) for footnote(s).

87	American Funds Target Date Retirement Series

Financial highlights (continued)
2020 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2025	$14.12	$.42	$1.20	$1.62	$(.37 )	$(.32 )	$(.69 )	$15.05	12.07%	$2,261	.32%	.61%	3.00%
10/31/2024	12.17	.39	1.99	2.38	(.35 )	(.08 )	(.43 )	14.12	19.81	2,254.33		.62	2.88
10/31/2023	12.25	.39	.01	.40	(.30 )	(.18 )	(.48 )	12.17	3.26	2,117.34		.64	3.12
10/31/2022	14.92	.29	(2.06)	(1.77)	(.19 )	(.71 )	(.90 )	12.25	(12.72)	2,250.33		.62	2.19
10/31/2021	13.22	.24	2.04	2.28	(.31 )	(.27 )	(.58 )	14.92	17.65	2,707.35		.64	1.70
Class C:
10/31/2025	13.79	.32	1.16	1.48	(.26 )	(.32 )	(.58 )	14.69	11.16	77	1.08	1.37	2.29
10/31/2024	11.88	.28	1.95	2.23	(.24 )	(.08 )	(.32 )	13.79	18.96	99	1.08	1.37	2.16
10/31/2023	11.95	.29	.02	.31	(.20 )	(.18 )	(.38 )	11.88	2.53	108	1.09	1.39	2.39
10/31/2022	14.58	.19	(2.02)	(1.83)	(.09 )	(.71 )	(.80 )	11.95	(13.38)	131	1.08	1.37	1.46
10/31/2021	12.94	.14	1.99	2.13	(.22 )	(.27 )	(.49 )	14.58	16.74	170	1.08	1.37	.97
Class T:
10/31/2025	14.14	.46	1.20	1.66	(.41 )	(.32 )	(.73 )	15.07	12.34 [11]	— [12]	.08 [11]	.37 [11]	3.24 [11]
10/31/2024	12.19	.42	1.99	2.41	(.38 )	(.08 )	(.46 )	14.14	20.11 [11]	— [12]	.09 [11]	.38 [11]	3.12 [11]
10/31/2023	12.27	.43	.01	.44	(.34 )	(.18 )	(.52 )	12.19	3.55 [11]	— [12]	.07 [11]	.37 [11]	3.40 [11]
10/31/2022	14.94	.33	(2.07)	(1.74)	(.22 )	(.71 )	(.93 )	12.27	(12.51)[11]	— [12]	.07 [11]	.36 [11]	2.48 [11]
10/31/2021	13.24	.28	2.03	2.31	(.34 )	(.27 )	(.61 )	14.94	17.86 [11]	— [12]	.13 [11]	.42 [11]	1.93 [11]
Class F-1:
10/31/2025	14.01	.41	1.19	1.60	(.37 )	(.32 )	(.69 )	14.92	11.98	46.36		.65	2.95
10/31/2024	12.08	.38	1.97	2.35	(.34 )	(.08 )	(.42 )	14.01	19.78	43.37		.66	2.86
10/31/2023	12.16	.39	.01	.40	(.30 )	(.18 )	(.48 )	12.08	3.23	44.36		.66	3.16
10/31/2022	14.81	.29	(2.04)	(1.75)	(.19 )	(.71 )	(.90 )	12.16	(12.72)	48.38		.67	2.17
10/31/2021	13.14	.24	2.01	2.25	(.31 )	(.27 )	(.58 )	14.81	17.52	61.37		.66	1.70
Class F-2:
10/31/2025	14.11	.46	1.19	1.65	(.41 )	(.32 )	(.73 )	15.03	12.29	165.09		.38	3.22
10/31/2024	12.16	.42	1.99	2.41	(.38 )	(.08 )	(.46 )	14.11	20.12	146.10		.39	3.11
10/31/2023	12.24	.42	.02	.44	(.34 )	(.18 )	(.52 )	12.16	3.53	136.10		.40	3.37
10/31/2022	14.92	.33	(2.07)	(1.74)	(.23 )	(.71 )	(.94 )	12.24	(12.57)	149.09		.38	2.44
10/31/2021	13.22	.28	2.04	2.32	(.35 )	(.27 )	(.62 )	14.92	17.94	176.09		.38	1.94
Class F-3:
10/31/2025	14.16	.46	1.21	1.67	(.42 )	(.32 )	(.74 )	15.09	12.41	32.01		.30	3.25
10/31/2024	12.21	.43	1.99	2.42	(.39 )	(.08 )	(.47 )	14.16	20.16	25.01		.30	3.20
10/31/2023	12.29	.42	.03	.45	(.35 )	(.18 )	(.53 )	12.21	3.62	21.01		.31	3.38
10/31/2022	14.96	.34	(2.06)	(1.72)	(.24 )	(.71 )	(.95 )	12.29	(12.39)	15.01		.30	2.53
10/31/2021	13.26	.29	2.04	2.33	(.36 )	(.27 )	(.63 )	14.96	17.98	18.01		.30	2.00
Class R-1:
10/31/2025	13.92	.31	1.20	1.51	(.27 )	(.32 )	(.59 )	14.84	11.30	8	1.05	1.34	2.24
10/31/2024	12.00	.29	1.95	2.24	(.24 )	(.08 )	(.32 )	13.92	18.88	7	1.04	1.33	2.21
10/31/2023	12.05	.29	.03	.32	(.19 )	(.18 )	(.37 )	12.00	2.57	8	1.10	1.40	2.36
10/31/2022	14.66	.18	(2.04)	(1.86)	(.04 )	(.71 )	(.75 )	12.05	(13.44)	10	1.10	1.39	1.40
10/31/2021	12.99	.14	2.00	2.14	(.20 )	(.27 )	(.47 )	14.66	16.74	15	1.11	1.40	.96
Class R-2:
10/31/2025	13.79	.31	1.16	1.47	(.26 )	(.32 )	(.58 )	14.68	11.15	432	1.10	1.39	2.23
10/31/2024	11.89	.28	1.94	2.22	(.24 )	(.08 )	(.32 )	13.79	18.91	458	1.10	1.39	2.13
10/31/2023	11.96	.29	.02	.31	(.20 )	(.18 )	(.38 )	11.89	2.51	445	1.10	1.40	2.38
10/31/2022	14.58	.19	(2.03)	(1.84)	(.07 )	(.71 )	(.78 )	11.96	(13.41)	509	1.11	1.40	1.44
10/31/2021	12.94	.14	1.98	2.12	(.21 )	(.27 )	(.48 )	14.58	16.68	678	1.10	1.39	.97
Class R-2E:
10/31/2025	13.82	.35	1.17	1.52	(.31 )	(.32 )	(.63 )	14.71	11.48	140.80		1.09	2.52
10/31/2024	11.92	.32	1.94	2.26	(.28 )	(.08 )	(.36 )	13.82	19.21	139.81		1.10	2.45
10/31/2023	11.99	.33	.02	.35	(.24 )	(.18 )	(.42 )	11.92	2.85	144.81		1.11	2.70
10/31/2022	14.62	.23	(2.03)	(1.80)	(.12 )	(.71 )	(.83 )	11.99	(13.16)	174.81		1.10	1.73
10/31/2021	12.97	.18	1.99	2.17	(.25 )	(.27 )	(.52 )	14.62	17.05	227.81		1.10	1.26
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	88

Financial highlights (continued)
2020 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2025	$13.97	$.38	$1.17	$1.55	$(.32 )	$(.32 )	$(.64 )	$14.88	11.64%	$727	.65%	.94%	2.69%
10/31/2024	12.04	.34	1.97	2.31	(.30 )	(.08 )	(.38 )	13.97	19.46	772.65		.94	2.58
10/31/2023	12.11	.35	.02	.37	(.26 )	(.18 )	(.44 )	12.04	2.97	788.66		.96	2.83
10/31/2022	14.76	.25	(2.05)	(1.80)	(.14 )	(.71 )	(.85 )	12.11	(13.04)	905.66		.95	1.89
10/31/2021	13.08	.20	2.02	2.22	(.27 )	(.27 )	(.54 )	14.76	17.30	1,236.66		.95	1.41
Class R-4:
10/31/2025	14.11	.42	1.19	1.61	(.37 )	(.32 )	(.69 )	15.03	11.96	811.36		.65	2.98
10/31/2024	12.16	.38	1.99	2.37	(.34 )	(.08 )	(.42 )	14.11	19.80	875.35		.64	2.87
10/31/2023	12.23	.39	.02	.41	(.30 )	(.18 )	(.48 )	12.16	3.28	883.36		.66	3.12
10/31/2022	14.90	.29	(2.06)	(1.77)	(.19 )	(.71 )	(.90 )	12.23	(12.78)	980.35		.64	2.20
10/31/2021	13.20	.24	2.03	2.27	(.30 )	(.27 )	(.57 )	14.90	17.61	1,420.36		.65	1.69
Class R-5E:
10/31/2025	14.08	.45	1.19	1.64	(.40 )	(.32 )	(.72 )	15.00	12.24	418.15		.44	3.18
10/31/2024	12.14	.41	1.98	2.39	(.37 )	(.08 )	(.45 )	14.08	20.00	430.15		.44	3.07
10/31/2023	12.21	.42	.02	.44	(.33 )	(.18 )	(.51 )	12.14	3.54	422.16		.46	3.36
10/31/2022	14.88	.32	(2.06)	(1.74)	(.22 )	(.71 )	(.93 )	12.21	(12.61)	514.15		.44	2.37
10/31/2021	13.19	.27	2.03	2.30	(.34 )	(.27 )	(.61 )	14.88	17.84	635.15		.44	1.90
Class R-5:
10/31/2025	14.27	.47	1.20	1.67	(.41 )	(.32 )	(.73 )	15.21	12.32	179.06		.35	3.27
10/31/2024	12.30	.43	2.00	2.43	(.38 )	(.08 )	(.46 )	14.27	20.10	194.06		.35	3.18
10/31/2023	12.37	.44	.01	.45	(.34 )	(.18 )	(.52 )	12.30	3.61	198.06		.36	3.44
10/31/2022	15.06	.34	(2.09)	(1.75)	(.23 )	(.71 )	(.94 )	12.37	(12.49)	240.05		.34	2.50
10/31/2021	13.34	.29	2.05	2.34	(.35 )	(.27 )	(.62 )	15.06	17.96	347.06		.35	2.02
Class R-6:
10/31/2025	14.22	.47	1.20	1.67	(.42 )	(.32 )	(.74 )	15.15	12.36	9,605.01		.30	3.33
10/31/2024	12.25	.43	2.01	2.44	(.39 )	(.08 )	(.47 )	14.22	20.26	10,346.01		.30	3.21
10/31/2023	12.33	.43	.02	.45	(.35 )	(.18 )	(.53 )	12.25	3.60	9,661.01		.31	3.44
10/31/2022	15.01	.34	(2.07)	(1.73)	(.24 )	(.71 )	(.95 )	12.33	(12.42)	9,758.01		.30	2.52
10/31/2021	13.30	.29	2.05	2.34	(.36 )	(.27 )	(.63 )	15.01	18.00	11,579.01		.30	2.03
Refer to the end of the table(s) for footnote(s).

89	American Funds Target Date Retirement Series

Financial highlights (continued)
2015 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2025	$12.89	$.40	$.97	$1.37	$(.36 )	$(.28 )	$(.64 )	$13.62	11.19%	$821	.33%	.62%	3.13%
10/31/2024	11.25	.37	1.69	2.06	(.33 )	(.09 )	(.42 )	12.89	18.63	833.34		.63	3.02
10/31/2023	11.34	.38	(.05 )	.33	(.29 )	(.13 )	(.42 )	11.25	2.88	786.34		.63	3.26
10/31/2022	13.50	.28	(1.79)	(1.51)	(.20 )	(.45 )	(.65 )	11.34	(11.83)	851.33		.62	2.27
10/31/2021	12.02	.23	1.76	1.99	(.31 )	(.20 )	(.51 )	13.50	16.91	1,046.35		.63	1.80
Class C:
10/31/2025	12.65	.31	.95	1.26	(.25 )	(.28 )	(.53 )	13.38	10.41	18	1.07	1.36	2.42
10/31/2024	11.03	.28	1.65	1.93	(.22 )	(.09 )	(.31 )	12.65	17.76	21	1.08	1.37	2.30
10/31/2023	11.11	.29	(.05 )	.24	(.19 )	(.13 )	(.32 )	11.03	2.11	26	1.09	1.38	2.56
10/31/2022	13.24	.18	(1.76)	(1.58)	(.10 )	(.45 )	(.55 )	11.11	(12.50)	35	1.08	1.37	1.52
10/31/2021	11.79	.14	1.72	1.86	(.21 )	(.20 )	(.41 )	13.24	16.09	46	1.08	1.36	1.07
Class T:
10/31/2025	12.90	.44	.96	1.40	(.39 )	(.28 )	(.67 )	13.63	11.48 [11]	— [12]	.08 [11]	.37 [11]	3.38 [11]
10/31/2024	11.27	.40	1.68	2.08	(.36 )	(.09 )	(.45 )	12.90	18.83 [11]	— [12]	.09 [11]	.38 [11]	3.27 [11]
10/31/2023	11.35	.41	(.04 )	.37	(.32 )	(.13 )	(.45 )	11.27	3.26 [11]	— [12]	.07 [11]	.36 [11]	3.53 [11]
10/31/2022	13.51	.31	(1.79)	(1.48)	(.23 )	(.45 )	(.68 )	11.35	(11.62)[11]	— [12]	.07 [11]	.36 [11]	2.54 [11]
10/31/2021	12.03	.26	1.75	2.01	(.33 )	(.20 )	(.53 )	13.51	17.14 [11]	— [12]	.13 [11]	.41 [11]	2.02 [11]
Class F-1:
10/31/2025	12.80	.40	.95	1.35	(.36 )	(.28 )	(.64 )	13.51	11.15	13.37		.66	3.11
10/31/2024	11.17	.36	1.68	2.04	(.32 )	(.09 )	(.41 )	12.80	18.64	13.37		.66	2.98
10/31/2023	11.25	.37	(.04 )	.33	(.28 )	(.13 )	(.41 )	11.17	2.92	11.36		.65	3.21
10/31/2022	13.40	.27	(1.78)	(1.51)	(.19 )	(.45 )	(.64 )	11.25	(11.90)	12.38		.67	2.23
10/31/2021	11.94	.23	1.74	1.97	(.31 )	(.20 )	(.51 )	13.40	16.83	15.37		.65	1.79
Class F-2:
10/31/2025	12.88	.43	.97	1.40	(.39 )	(.28 )	(.67 )	13.61	11.49	48.09		.38	3.37
10/31/2024	11.25	.40	1.68	2.08	(.36 )	(.09 )	(.45 )	12.88	18.84	50.10		.39	3.27
10/31/2023	11.33	.40	(.03 )	.37	(.32 )	(.13 )	(.45 )	11.25	3.24	47.10		.39	3.50
10/31/2022	13.50	.31	(1.80)	(1.49)	(.23 )	(.45 )	(.68 )	11.33	(11.68)	49.09		.38	2.50
10/31/2021	12.02	.27	1.75	2.02	(.34 )	(.20 )	(.54 )	13.50	17.21	57.09		.37	2.04
Class F-3:
10/31/2025	12.93	.44	.97	1.41	(.40 )	(.28 )	(.68 )	13.66	11.55	10.01		.30	3.44
10/31/2024	11.28	.41	1.70	2.11	(.37 )	(.09 )	(.46 )	12.93	19.08	7.01		.30	3.35
10/31/2023	11.37	.42	(.05 )	.37	(.33 )	(.13 )	(.46 )	11.28	3.24	7.01		.30	3.58
10/31/2022	13.54	.32	(1.79)	(1.47)	(.25 )	(.45 )	(.70 )	11.37	(11.57)	6.01		.30	2.59
10/31/2021	12.05	.27	1.77	2.04	(.35 )	(.20 )	(.55 )	13.54	17.34	8.01		.29	2.02
Class R-1:
10/31/2025	12.61	.30	.96	1.26	(.25 )	(.28 )	(.53 )	13.34	10.40	6	1.10	1.39	2.34
10/31/2024	11.02	.27	1.65	1.92	(.24 )	(.09 )	(.33 )	12.61	17.66	5	1.10	1.39	2.23
10/31/2023	11.10	.28	(.03 )	.25	(.20 )	(.13 )	(.33 )	11.02	2.19	6	1.10	1.39	2.50
10/31/2022	13.22	.18	(1.76)	(1.58)	(.09 )	(.45 )	(.54 )	11.10	(12.54)	6	1.10	1.39	1.50
10/31/2021	11.77	.14	1.72	1.86	(.21 )	(.20 )	(.41 )	13.22	16.03	7	1.11	1.39	1.07
Class R-2:
10/31/2025	12.63	.30	.95	1.25	(.26 )	(.28 )	(.54 )	13.34	10.36	133	1.10	1.39	2.37
10/31/2024	11.03	.27	1.65	1.92	(.23 )	(.09 )	(.32 )	12.63	17.68	141	1.10	1.39	2.28
10/31/2023	11.10	.28	(.03 )	.25	(.19 )	(.13 )	(.32 )	11.03	2.19	144	1.10	1.39	2.50
10/31/2022	13.22	.18	(1.75)	(1.57)	(.10 )	(.45 )	(.55 )	11.10	(12.49)	163	1.11	1.40	1.51
10/31/2021	11.78	.14	1.71	1.85	(.21 )	(.20 )	(.41 )	13.22	16.00	223	1.10	1.38	1.06
Class R-2E:
10/31/2025	12.63	.33	.95	1.28	(.30 )	(.28 )	(.58 )	13.33	10.67	49.80		1.09	2.65
10/31/2024	11.03	.31	1.65	1.96	(.27 )	(.09 )	(.36 )	12.63	18.06	49.81		1.10	2.56
10/31/2023	11.11	.33	(.06 )	.27	(.22 )	(.13 )	(.35 )	11.03	2.43	48.81		1.10	2.88
10/31/2022	13.23	.22	(1.75)	(1.53)	(.14 )	(.45 )	(.59 )	11.11	(12.21)	63.81		1.10	1.80
10/31/2021	11.79	.17	1.72	1.89	(.25 )	(.20 )	(.45 )	13.23	16.32	81.81		1.09	1.35
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	90

Financial highlights (continued)
2015 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2025	$12.77	$.36	$.96	$1.32	$(.32 )	$(.28 )	$(.60 )	$13.49	10.83%	$243	.65%	.94%	2.82%
10/31/2024	11.15	.33	1.67	2.00	(.29 )	(.09 )	(.38 )	12.77	18.21	268.65		.94	2.71
10/31/2023	11.22	.34	(.03 )	.31	(.25 )	(.13 )	(.38 )	11.15	2.69	263.66		.95	2.96
10/31/2022	13.37	.24	(1.79)	(1.55)	(.15 )	(.45 )	(.60 )	11.22	(12.19)	307.66		.95	1.95
10/31/2021	11.90	.19	1.75	1.94	(.27 )	(.20 )	(.47 )	13.37	16.63	415.66		.94	1.51
Class R-4:
10/31/2025	12.88	.40	.98	1.38	(.36 )	(.28 )	(.64 )	13.62	11.23	199.36		.65	3.11
10/31/2024	11.25	.37	1.67	2.04	(.32 )	(.09 )	(.41 )	12.88	18.51	206.35		.64	3.02
10/31/2023	11.33	.38	(.05 )	.33	(.28 )	(.13 )	(.41 )	11.25	2.92	219.36		.65	3.26
10/31/2022	13.48	.28	(1.78)	(1.50)	(.20 )	(.45 )	(.65 )	11.33	(11.81)	254.35		.64	2.25
10/31/2021	12.00	.23	1.75	1.98	(.30 )	(.20 )	(.50 )	13.48	16.86	348.36		.64	1.77
Class R-5E:
10/31/2025	12.85	.43	.95	1.38	(.38 )	(.28 )	(.66 )	13.57	11.36	96.15		.44	3.33
10/31/2024	11.21	.39	1.69	2.08	(.35 )	(.09 )	(.44 )	12.85	18.91	103.15		.44	3.20
10/31/2023	11.30	.40	(.05 )	.35	(.31 )	(.13 )	(.44 )	11.21	3.08	109.16		.45	3.48
10/31/2022	13.45	.30	(1.78)	(1.48)	(.22 )	(.45 )	(.67 )	11.30	(11.66)	133.15		.44	2.43
10/31/2021	11.98	.26	1.74	2.00	(.33 )	(.20 )	(.53 )	13.45	17.12	181.15		.43	2.00
Class R-5:
10/31/2025	13.01	.44	.98	1.42	(.40 )	(.28 )	(.68 )	13.75	11.49	62.06		.35	3.41
10/31/2024	11.35	.41	1.70	2.11	(.36 )	(.09 )	(.45 )	13.01	18.98	70.06		.35	3.31
10/31/2023	11.44	.41	(.05 )	.36	(.32 )	(.13 )	(.45 )	11.35	3.16	69.06		.35	3.55
10/31/2022	13.61	.32	(1.80)	(1.48)	(.24 )	(.45 )	(.69 )	11.44	(11.55)	80.05		.34	2.56
10/31/2021	12.11	.28	1.76	2.04	(.34 )	(.20 )	(.54 )	13.61	17.27	90.06		.34	2.11
Class R-6:
10/31/2025	12.95	.45	.96	1.41	(.40 )	(.28 )	(.68 )	13.68	11.53	3,017.01		.30	3.45
10/31/2024	11.30	.41	1.70	2.11	(.37 )	(.09 )	(.46 )	12.95	19.04	3,223.01		.30	3.35
10/31/2023	11.39	.41	(.04 )	.37	(.33 )	(.13 )	(.46 )	11.30	3.23	3,000.01		.30	3.56
10/31/2022	13.56	.32	(1.79)	(1.47)	(.25 )	(.45 )	(.70 )	11.39	(11.55)	3,025	— [13]	.29	2.58
10/31/2021	12.07	.28	1.76	2.04	(.35 )	(.20 )	(.55 )	13.56	17.31	3,480.01		.29	2.11
Refer to the end of the table(s) for footnote(s).

91	American Funds Target Date Retirement Series

Financial highlights (continued)
2010 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2025	$12.22	$.39	$.86	$1.25	$(.35 )	$(.24 )	$(.59 )	$12.88	10.81%	$533	.33%	.60%	3.19%
10/31/2024	10.74	.37	1.51	1.88	(.32 )	(.08 )	(.40 )	12.22	17.81	529.34		.62	3.14
10/31/2023	10.83	.36	(.08 )	.28	(.27 )	(.10 )	(.37 )	10.74	2.54	514.34		.62	3.30
10/31/2022	12.60	.25	(1.55)	(1.30)	(.19 )	(.28 )	(.47 )	10.83	(10.80)	561.34		.61	2.18
10/31/2021	11.37	.21	1.46	1.67	(.28 )	(.16 )	(.44 )	12.60	14.96	660.34		.61	1.73
Class C:
10/31/2025	11.98	.30	.85	1.15	(.25 )	(.24 )	(.49 )	12.64	10.05	14	1.08	1.35	2.47
10/31/2024	10.53	.27	1.48	1.75	(.22 )	(.08 )	(.30 )	11.98	16.86	17	1.09	1.37	2.40
10/31/2023	10.62	.28	(.09 )	.19	(.18 )	(.10 )	(.28 )	10.53	1.71	20	1.09	1.37	2.57
10/31/2022	12.36	.17	(1.53)	(1.36)	(.10 )	(.28 )	(.38 )	10.62	(11.38)	25	1.08	1.35	1.44
10/31/2021	11.16	.12	1.44	1.56	(.20 )	(.16 )	(.36 )	12.36	14.11	32	1.07	1.34	.99
Class T:
10/31/2025	12.23	.42	.86	1.28	(.38 )	(.24 )	(.62 )	12.89	11.08 [11]	— [12]	.08 [11]	.35 [11]	3.44 [11]
10/31/2024	10.75	.39	1.52	1.91	(.35 )	(.08 )	(.43 )	12.23	18.12 [11]	— [12]	.09 [11]	.37 [11]	3.38 [11]
10/31/2023	10.85	.39	(.09 )	.30	(.30 )	(.10 )	(.40 )	10.75	2.76 [11]	— [12]	.07 [11]	.35 [11]	3.57 [11]
10/31/2022	12.61	.29	(1.56)	(1.27)	(.21 )	(.28 )	(.49 )	10.85	(10.51)[11]	— [12]	.07 [11]	.34 [11]	2.47 [11]
10/31/2021	11.38	.24	1.46	1.70	(.31 )	(.16 )	(.47 )	12.61	15.18 [11]	— [12]	.13 [11]	.40 [11]	1.95 [11]
Class F-1:
10/31/2025	12.14	.38	.86	1.24	(.36 )	(.24 )	(.60 )	12.78	10.76	14.36		.63	3.15
10/31/2024	10.67	.35	1.51	1.86	(.31 )	(.08 )	(.39 )	12.14	17.80	11.37		.65	3.07
10/31/2023	10.77	.36	(.09 )	.27	(.27 )	(.10 )	(.37 )	10.67	2.48	10.36		.64	3.25
10/31/2022	12.53	.25	(1.55)	(1.30)	(.18 )	(.28 )	(.46 )	10.77	(10.80)	10.37		.64	2.16
10/31/2021	11.31	.21	1.45	1.66	(.28 )	(.16 )	(.44 )	12.53	14.93	10.37		.64	1.69
Class F-2:
10/31/2025	12.20	.42	.86	1.28	(.38 )	(.24 )	(.62 )	12.86	11.10	43.09		.36	3.43
10/31/2024	10.73	.40	1.50	1.90	(.35 )	(.08 )	(.43 )	12.20	18.03	40.10		.38	3.40
10/31/2023	10.83	.39	(.09 )	.30	(.30 )	(.10 )	(.40 )	10.73	2.75	41.10		.38	3.51
10/31/2022	12.59	.28	(1.54)	(1.26)	(.22 )	(.28 )	(.50 )	10.83	(10.50)	40.09		.36	2.42
10/31/2021	11.36	.24	1.46	1.70	(.31 )	(.16 )	(.47 )	12.59	15.26	40.09		.36	1.96
Class F-3:
10/31/2025	12.24	.43	.86	1.29	(.39 )	(.24 )	(.63 )	12.90	11.17	10.01		.28	3.50
10/31/2024	10.76	.40	1.52	1.92	(.36 )	(.08 )	(.44 )	12.24	18.18	10.01		.29	3.46
10/31/2023	10.86	.41	(.10 )	.31	(.31 )	(.10 )	(.41 )	10.76	2.83	9.01		.29	3.67
10/31/2022	12.63	.29	(1.55)	(1.26)	(.23 )	(.28 )	(.51 )	10.86	(10.47)	9.01		.28	2.49
10/31/2021	11.39	.25	1.47	1.72	(.32 )	(.16 )	(.48 )	12.63	15.40	8.01		.28	2.08
Class R-1:
10/31/2025	12.13	.31	.84	1.15	(.26 )	(.24 )	(.50 )	12.78	9.95	2	1.10	1.37	2.52
10/31/2024	10.67	.27	1.51	1.78	(.24 )	(.08 )	(.32 )	12.13	16.89	3	1.10	1.38	2.34
10/31/2023	10.78	.27	(.08 )	.19	(.20 )	(.10 )	(.30 )	10.67	1.72	2	1.10	1.38	2.47
10/31/2022	12.54	.16	(1.54)	(1.38)	(.10 )	(.28 )	(.38 )	10.78	(11.42)	2	1.10	1.37	1.42
10/31/2021	11.33	.12	1.46	1.58	(.21 )	(.16 )	(.37 )	12.54	14.10	2	1.11	1.38	1.00
Class R-2:
10/31/2025	12.00	.29	.85	1.14	(.26 )	(.24 )	(.50 )	12.64	9.91	76	1.10	1.37	2.41
10/31/2024	10.55	.27	1.49	1.76	(.23 )	(.08 )	(.31 )	12.00	16.94	75	1.10	1.38	2.39
10/31/2023	10.64	.28	(.10 )	.18	(.17 )	(.10 )	(.27 )	10.55	1.70	76	1.10	1.38	2.56
10/31/2022	12.38	.16	(1.53)	(1.37)	(.09 )	(.28 )	(.37 )	10.64	(11.46)	85	1.11	1.38	1.43
10/31/2021	11.18	.12	1.44	1.56	(.20 )	(.16 )	(.36 )	12.38	14.09	106	1.10	1.37	.99
Class R-2E:
10/31/2025	11.98	.33	.84	1.17	(.30 )	(.24 )	(.54 )	12.61	10.24	40.80		1.07	2.72
10/31/2024	10.53	.31	1.48	1.79	(.26 )	(.08 )	(.34 )	11.98	17.30	42.81		1.09	2.69
10/31/2023	10.62	.32	(.10 )	.22	(.21 )	(.10 )	(.31 )	10.53	2.01	40.81		1.09	2.94
10/31/2022	12.36	.20	(1.53)	(1.33)	(.13 )	(.28 )	(.41 )	10.62	(11.18)	54.81		1.08	1.71
10/31/2021	11.16	.15	1.44	1.59	(.23 )	(.16 )	(.39 )	12.36	14.46	70.81		1.08	1.25
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	92

Financial highlights (continued)
2010 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2025	$12.12	$.35	$.85	$1.20	$(.31 )	$(.24 )	$(.55 )	$12.77	10.41%	$172	.65%	.92%	2.86%
10/31/2024	10.65	.33	1.50	1.83	(.28 )	(.08 )	(.36 )	12.12	17.44	170.65		.93	2.83
10/31/2023	10.75	.33	(.10 )	.23	(.23 )	(.10 )	(.33 )	10.65	2.11	173.66		.94	3.00
10/31/2022	12.49	.22	(1.54)	(1.32)	(.14 )	(.28 )	(.42 )	10.75	(10.99)	205.66		.93	1.87
10/31/2021	11.27	.17	1.45	1.62	(.24 )	(.16 )	(.40 )	12.49	14.62	263.66		.93	1.44
Class R-4:
10/31/2025	12.20	.39	.86	1.25	(.34 )	(.24 )	(.58 )	12.87	10.83	178.36		.63	3.23
10/31/2024	10.72	.36	1.52	1.88	(.32 )	(.08 )	(.40 )	12.20	17.82	206.35		.63	3.13
10/31/2023	10.82	.36	(.10 )	.26	(.26 )	(.10 )	(.36 )	10.72	2.41	211.36		.64	3.28
10/31/2022	12.58	.25	(1.55)	(1.30)	(.18 )	(.28 )	(.46 )	10.82	(10.78)	235.35		.62	2.18
10/31/2021	11.35	.21	1.46	1.67	(.28 )	(.16 )	(.44 )	12.58	14.97	315.36		.63	1.73
Class R-5E:
10/31/2025	12.18	.41	.86	1.27	(.38 )	(.24 )	(.62 )	12.83	10.96	84.15		.42	3.38
10/31/2024	10.70	.38	1.52	1.90	(.34 )	(.08 )	(.42 )	12.18	18.09	93.15		.43	3.31
10/31/2023	10.80	.39	(.10 )	.29	(.29 )	(.10 )	(.39 )	10.70	2.67	91.16		.44	3.55
10/31/2022	12.56	.28	(1.55)	(1.27)	(.21 )	(.28 )	(.49 )	10.80	(10.60)	118.15		.42	2.37
10/31/2021	11.34	.23	1.46	1.69	(.31 )	(.16 )	(.47 )	12.56	15.14	141.16		.43	1.90
Class R-5:
10/31/2025	12.33	.43	.87	1.30	(.39 )	(.24 )	(.63 )	13.00	11.11	42.06		.33	3.48
10/31/2024	10.83	.41	1.52	1.93	(.35 )	(.08 )	(.43 )	12.33	18.19	46.06		.34	3.46
10/31/2023	10.93	.40	(.10 )	.30	(.30 )	(.10 )	(.40 )	10.83	2.75	52.06		.34	3.60
10/31/2022	12.70	.29	(1.56)	(1.27)	(.22 )	(.28 )	(.50 )	10.93	(10.46)	60.05		.32	2.49
10/31/2021	11.46	.25	1.46	1.71	(.31 )	(.16 )	(.47 )	12.70	15.24	72.06		.33	2.05
Class R-6:
10/31/2025	12.28	.43	.86	1.29	(.39 )	(.24 )	(.63 )	12.94	11.13	2,664.01		.28	3.51
10/31/2024	10.79	.40	1.53	1.93	(.36 )	(.08 )	(.44 )	12.28	18.22	2,728.01		.29	3.46
10/31/2023	10.89	.40	(.09 )	.31	(.31 )	(.10 )	(.41 )	10.79	2.82	2,466.01		.29	3.60
10/31/2022	12.66	.29	(1.55)	(1.26)	(.23 )	(.28 )	(.51 )	10.89	(10.45)	2,491.01		.28	2.51
10/31/2021	11.42	.25	1.47	1.72	(.32 )	(.16 )	(.48 )	12.66	15.36	2,713.01		.28	2.05
Refer to the end of the table(s) for footnote(s).

93	American Funds Target Date Retirement Series

Financial highlights (continued)

Portfolio turnover rate for all share classes	Year ended October 31,
	2025	2024	2023	2022	2021
2070 Fund	5%	7%[7,8,10]
2065 Fund	5 [14]	4	1%[14]	2%	13%
2060 Fund	8 [14]	5 [14]	1 [14]	2	12
2055 Fund	9 [14]	5 [14]	1 [14]	3	14 [14]
2050 Fund	9 [14]	5 [14]	1	2	14 [14]
2045 Fund	9 [14]	5 [14]	2 [14]	— [15]	15 [14]
2040 Fund	10 [14]	6 [14]	1	4	17 [14]
2035 Fund	9 [14]	7 [14]	1	6	17 [14]
2030 Fund	8	7 [14]	2 [14]	9	21
2025 Fund	7	10	5 [14]	12	18 [14]
2020 Fund	7	5	6	15	20 [14]
2015 Fund	7	6	7	17	21 [14]
2010 Fund	11	8	8	18	20 [14]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[6]	Amount less than $.01.
[7]	Based on operations for a period that is less than a full year.
[8]	For the period May 3, 2024, commencement of operations, through October 31, 2024.
[9]	Not annualized.
[10]	Annualized.
[11]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[12]	Amount less than $1 million.
[13]	Amount less than .01%.
[14]
Includes the value of securities sold due to in-kind redemptions. The rate shown would have been reduced by up to three percentage points if the value of securities sold due to in-kind redemptions were excluded.

[15]	Amount was either less than 1% or there was no turnover.
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	94

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Funds Target Date Retirement Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of American Funds Target Date Retirement Series comprising the American Funds 2070 Target Date Retirement Fund, American Funds 2065 Target Date Retirement Fund, American Funds 2060 Target Date Retirement Fund, American Funds 2055 Target Date Retirement Fund, American Funds 2050 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund, and American Funds 2010 Target Date Retirement Fund (the “Funds”), including the investment portfolios, as of October 31, 2025; the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended for the Funds, except American Funds 2070 Target Date Retirement Fund;  the related statement of operations for the year ended October 31, 2025, and statements of changes in net assets and financial highlights for the year ended October 31, 2025, and for the period from May  3, 2024 (commencement of operations) through October 31, 2024, for American Funds 2070 Target Date Retirement Fund; and the related notes (collectively referred to as the ”financial statements and financial highlights”).
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting the American Funds Target Date Retirement Series, except American Funds 2070 Target Date Retirement Fund, as of October 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of American Funds 2070 Target Date Retirement Fund as of October 31, 2025; the results of its operations for the year ended October 31, 2025, and the changes in its net assets and the financial highlights for the year ended October 31, 2025, and for the period from May 3, 2024 (commencement of operations) through October 31, 2024, for American Funds 2070 Target Date Retirement Fund in conformity with accounting principles generally accepted in the United States of America.

95	American Funds Target Date Retirement Series

Report of Independent Registered Public Accounting Firm (continued)

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2025, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
December 11, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds Target Date Retirement Series	96

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2025:
	2070 Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund
Long-term capital gains	$8,000	$65,052,000	$324,763,000	$543,378,000	$748,370,000
Foreign taxes (per share)	$0.0020	$0.0096	$0.0116	$0.0172	$0.0118
Foreign source income (per share)	$0.0084	$0.0397	$0.0477	$0.0749	$0.0546
Qualified dividend income	100%	100%	100%	100%	100%
Section 163(j) interest dividends	—	$9,132,000	$51,256,000	$99,105,000	$164,036,000
Corporate dividends received deduction	100%	$35,398,000	$128,226,000	$208,990,000	$311,672,000
U.S. government income that may be exempt from state taxation	$241,000	$9,653,000	$35,005,000	$57,290,000	$86,027,000

	2045 Fund	2040 Fund	2035 Fund	2030 Fund
Long-term capital gains	$802,328,000	$949,132,000	$1,183,662,000	$780,422,000
Foreign taxes (per share)	$0.0116	$0.0086	$0.0042	$0.0027
Foreign source income (per share)	$0.0576	$0.0534	$0.0371	$0.0310
Qualified dividend income	100%	$626,206,000	$658,319,000	$621,604,000
Section 199A dividends	—	$7,610,000	$9,164,000	$9,483,000
Section 163(j) interest dividends	$228,765,000	$356,601,000	$616,203,000	$854,507,000
Corporate dividends received deduction	$346,874,000	$374,217,000	$380,456,000	$343,216,000
U.S. government income that may be exempt from state taxation	$100,493,000	$146,251,000	$253,296,000	$317,643,000

	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Long-term capital gains	$810,596,000	$351,775,000	$106,371,000	$77,274,000
Foreign taxes (per share)	$0.0011	$0.0005	$0.0003	$0.0001
Foreign source income (per share)	$0.0213	$0.0137	$0.0097	$0.0016
Qualified dividend income	$392,354,000	$178,645,000	$51,708,000	$42,652,000
Section 199A dividends	$9,272,000	$5,598,000	$1,859,000	$1,902,000
Section 163(j) interest dividends	$746,834,000	$371,501,000	$127,389,000	$104,599,000
Corporate dividends received deduction	$216,204,000	$106,068,000	$31,511,000	$26,323,000
U.S. government income that may be exempt from state taxation	$246,793,000	$116,823,000	$38,456,000	$33,565,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

97	American Funds Target Date Retirement Series

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

American Funds Target Date Retirement Series	98

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Target Date Retirement Series

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 07, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 07, 2026

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: January 07, 2026